UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ PRE-EFFECTIVE AMENDMENT NO.	☐ POST-EFFECTIVE AMENDMENT NO.

MFS® VARIABLE INSURANCE TRUST II

(Exact Name of Registrant as Specified in Charter)

500 Boylston, Street, Boston, Massachusetts 02116

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (617) 954-5000

Susan S. Newton, Massachusetts Financial Services Company

500 Boylston Street, Boston, Massachusetts 02116

(Name and Address of Agent for Service)

With copy to

W. John McGuire

Morgan, Lewis & Brockius

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

As soon as practicable after the effective date of the registration statement.

Title of Securities Being Registered: Initial Class shares of beneficial interest in the series of the Registrant designated MFS Global Governments Portfolio, MFS Government Securities Portfolio, MFS High Yield Portfolio, MFS Massachusetts Investors Growth Stock Portfolio, MFS Money Market Portfolio and MFS Total Return Portfolio, a series of MFS Variable Insurance Trust II.

NO FILING FEE IS REQUIRED BECAUSE AN INDEFINITE NUMBER OF SHARES HAVE PREVIOUSLY BEEN REGISTERED PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. PURSUANT TO RULE 429, THIS REGISTRATION STATEMENT RELATES TO SHARES PREVIOUSLY REGISTERED ON FORM  N-1A (FILE NO. 2-83616).

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON

SEPTEMBER 19, 2011 PURSUANT TO RULE 488

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR

THE ACCOUNT OWNER MEETING TO BE HELD ON NOVEMBER 17, 2011

THIS PROXY STATEMENT IS AVAILABLE AT

www.

MONEY MARKET VARIABLE ACCOUNT

HIGH YIELD VARIABLE ACCOUNT

CAPITAL APPRECIATION VARIABLE ACCOUNT

GOVERNMENT SECURITIES VARIABLE ACCOUNT

GLOBAL GOVERNMENTS VARIABLE ACCOUNT

TOTAL RETURN VARIABLE ACCOUNT

500 BOYLSTON STREET

BOSTON MA 02116

September __, 2011

Dear Contract Owners and Payees:

A special meeting of contract owners of, and payees under, Compass 2 and Compass 3 annuity contracts issued by Sun Life Assurance Company of Canada (U.S.) (“Sun Life”) in connection with Sun Life’s Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, Global Governments Variable Account and Total Return Variable Account (individually an “Account” and collectively the “Accounts”) will be held at the offices of the Accounts, 500 Boylston Street, 24th Floor, Boston, Massachusetts 02116, on November 17, 2011, at 10:00 a.m. local time. The following proposals will be considered and acted upon at the meeting:

Proposals 1-6:	To approve an Agreement and Plan of Reorganization and related transactions to transfer the assets of the Accounts to certain portfolios of MFS Variable Insurance Trust II (the “Trust”), in exchange for shares of the corresponding Trust portfolios and to restructure the Accounts into a single unit investment trust.

Proposal 7:	To elect managers to each Account’s Board of Managers, each to hold office until he or she dies, resigns or is removed or, if sooner, until the next meeting of contract owners called for the purpose of electing managers and until the election and qualification of his or her successor.

Proposal 8:	To transact such other business as may properly come before the meeting or any adjournments or postponements thereof.

After reviewing this matter carefully, the Board of Managers of each Account unanimously recommends that you vote “FOR” the proposals. Your vote is extremely important regardless of the number of votes that you hold. Please take a few minutes to review this material, cast your vote on the enclosed proxy and return it in the enclosed postage-paid envelope. Your prompt response is needed so that the necessary quorum and vote can be obtained. It is important that your vote be received prior to the special meeting.

We appreciate your participation and prompt response in this matter, and thank you for your continued support.

Sincerely,

Maria F. Dwyer
President of each Account

MONEY MARKET VARIABLE ACCOUNT

HIGH YIELD VARIABLE ACCOUNT

CAPITAL APPRECIATION VARIABLE ACCOUNT

GOVERNMENT SECURITIES VARIABLE ACCOUNT

GLOBAL GOVERNMENTS VARIABLE ACCOUNT

TOTAL RETURN VARIABLE ACCOUNT

500 BOYLSTON STREET

BOSTON MA 02116

NOTICE OF SPECIAL MEETINGS OF UNITHOLDERS

TO BE HELD ON NOVEMBER 17, 2011

Special Meetings of contract owners of, and payees under, Compass 2 and Compass 3 annuity contracts issued by Sun Life Assurance Company of Canada (U.S.) in connection with each Account named above will be held at the offices of the Accounts, 500 Boylston Street, 24th Floor, Boston, Massachusetts 02116, at 10:00 a.m. on Thursday, November 17, 2011.

The special meeting is for the purpose of considering and acting on the following matters:

1.	To approve an Agreement and Plan of Reorganization and related transactions to transfer the assets of the Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, Global Governments Variable Account and Total Return Variable Account (individually, an “Account” and collectively the “Accounts”), to certain portfolios of MFS Variable Insurance Trust II (the “Trust”), in exchange for shares of the corresponding Trust portfolios and to restructure the Accounts into a single unit investment trust.

2.	To elect managers to each Account’s Board of Managers, each to hold office until he or she dies, resigns or is removed or, if sooner, until the next meeting of contract owners called for the purpose of electing managers and until the election and qualification of his or her successor.

3.	To consider and act upon such other business as may properly come before the special meeting or any adjournment(s) or postponement(s) thereof.

After careful consideration, the Board of Managers of each Account unanimously approved the proposals and unanimously recommends that contract owners vote “FOR” the proposals. The matters referred to above are discussed in detail in this Proxy Statement/Prospectus. The Board of Managers of each Account has fixed the close of business on August 26, 2011 as the record date for determining contract owners entitled to notice of and to vote at the special meeting, and any adjournment thereof.

PLEASE NOTE:

IF YOU HAVE CONTRACT VALUE IN MORE THAN ONE ACCOUNT, YOU WILL RECEIVE A SEPARATE PROXY STATEMENT AND PROXY CARD FOR EACH ACCOUNT. PLEASE BE SURE TO EXECUTE AND RETURN ALL PROXY CARDS WHICH YOU RECEIVE IN ORDER TO BE REPRESENTED AT THE MEETINGS.

Whether or not you plan to attend the special meeting, please complete, sign, and return the enclosed proxy promptly so that you will be represented at the special meeting. If you have returned a proxy and are present at the special meeting, you may change the vote specified in the proxy at that time. However, attendance at the special meeting, by itself, will not revoke a previously tendered proxy.

The date of the first mailing of the proxy cards and this Proxy Statement/Prospectus will be on or about September     , 2011. If you have any questions about the meeting, please feel free to call us at 1-877-411-3325.

This Proxy Statement/Prospectus, which should be retained for future reference, sets forth concisely the information about the portfolios of the Trust that a prospective investor should know before investing. We recommend that you read this Proxy Statement/Prospectus in its entirety as the explanations will help you to decide how to vote on the Proposals. A Statement of Additional Information dated September     , 2011, relating to this Proxy Statement/Prospectus and the reorganization is incorporated hereby by reference. If you would like a copy of the Statement of Additional Information, call 1-877-411-3325 or write the Trust c/o MFS Service Center, Inc., PO Box 55824, Boston, Massachusetts 02205-5824 and you will be mailed one promptly, free of charge.

By order of the Board of Managers

Susan S. Newton,
Assistant Secretary and Assistant Clerk

QUESTIONS AND ANSWERS

Q. Why am I receiving this Proxy Statement/Prospectus?

You are receiving this Proxy Statement/Prospectus because you are an owner (“Contract Owner”) or payee (“Payee”) (Contract Owners and Payees are collectively referred to as “Account Owners”) under a Compass 2 and/or Compass 3 annuity contract (individually, a “Contract” and collectively, the “Contracts”) issued by Sun Life Assurance Company of Canada (U.S.) (“Sun Life”), and such contract was issued through one or more of the following separate Sun Life separate accounts: Money Market Variable Account (“MMVA”), High Yield Variable Account (“HYVA”), Capital Appreciation Variable Account (“CAVA”), Government Securities Variable Account (“GSVA”), Global Governments Variable Account (“GGVA”) and Total Return Variable Account (“TRVA”).

You are being asked to vote on proposals pursuant to which the investment assets in the Accounts will be transferred to portfolios of the Trust in accordance with the following chart and the Accounts which are currently each a managed separate account will be restructured as a single unit investment trust separate account (“New UIT”) with six sub-accounts (the “Reorganization”).

Separate Account	Trust Portfolio	Proposal #
MMVA	MFS Money Market Portfolio	1
HYVA	MFS High Yield Portfolio	2
CAVA	MFS Massachusetts Investors Growth Stock Portfolio	3
GSVA	MFS Government Securities Portfolio	4
GGVA	MFS Global Governments Portfolio	5
TRVA	MFS Total Return Portfolio	6

The Reorganization is being proposed because it offers Account Owners the opportunity to participate in larger combined funds with the same investment objectives and the same or substantially similar investment strategies and principal risks. There is also the potential for lower expenses as the result of fixed expenses being spread over each combined portfolio’s larger asset base. The larger asset base in the portfolios in which Account Owners will be invested can be expected to increase investment opportunities and broaden diversification of the funding medium for their contracts.

Further, the end result of the Reorganization will be an organizational structure for Account Owners that is more common in the variable annuity and variable life insurance industries than the current organization structure. All of Sun Life’s other individual variable annuity and variable life insurance products are structured with two tiers or levels; namely, the insurance company separate account purchases shares of mutual funds and those mutual funds hold diverse portfolios of investments. Currently, the Accounts have a one-tier structure consisting of an insurance company separate account that invests directly in a diverse portfolio of investments. The Reorganization will move the Accounts from a one-tier structure to the more common two-tiered structure. After the Reorganization, there will be no change in the Contracts or, with the exception of voting rights as described below, in the rights of Account Owners under those Contracts. (See “Will the Reorganization result in a change in Voting Procedures?”). What will change is the six existing Accounts will become a single New UIT.

This Proxy Statement/Prospectus is soliciting Account Owners to approve the Agreement and Plan of Reorganization (the “Reorganization Agreement”), which contemplates the transfer of all of the assets and liabilities of the Accounts (other than insurance obligations such as death benefits, surrender benefits and annuity payments) to corresponding portfolios of the Trust in exchange for Initial Class shares of the portfolios having an aggregate value equal to the net asset value of the transferring Account, and the restructuring of the Accounts into six sub-accounts of a single unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”), that will invest in Initial Class shares of portfolios of the Trust. No sales charge will be imposed on the shares of the Trust received by the New UIT.

You are being asked to approve the Reorganization Agreement and the related transactions. Because Account Owners are being asked to approve a Reorganization that will result in their having an interest in shares of certain portfolios of the Trust, including the MFS Money Market Portfolio (“Money Market Portfolio”), MFS High Yield Portfolio (“High Yield Portfolio”), MFS Massachusetts Investors Growth Stock Portfolio (“Massachusetts Investors Growth Stock Portfolio”), MFS Government Securities Portfolio (“Government Securities Portfolio”) , MFS Global Governments Portfolio (“Global Governments Portfolio”) and MFS Total Return Portfolio (“Total Return Portfolio”) (each, a “Portfolio” and collectively, the “Portfolios”), this document is being mailed together with a Prospectus for each Portfolio owned as well as such Portfolio’s Annual Report to contract owners for the year ended December 31, 2010 and such Portfolio’s Sem-Annual Report for the six-month period ended June 30, 2011.

Accompanying this Proxy Statement/Prospectus as Exhibit A is a copy of the Agreement and Plan of Reorganization pertaining to the transaction.

Q. Are there differences between the Accounts and the corresponding Portfolios?

Each Account and its corresponding Portfolio have identical investment objectives and the same or substantially similar principal investment strategies and principal risks.

Please see the section entitled “Principal Investment Strategies and Risks of Each Fund” in this Proxy Statement/Prospectus for a more detailed discussion of the similarities and any differences in the investment objectives, policies and principal risks of the Accounts and the Portfolios.

Q. Will there be any tax consequences as a result of the merger?

The Reorganization is being structured as a tax-free reorganization. See “Information About the Reorganization—Federal Income Tax Consequences.”

Q: Why am I being asked to elect a Board of Managers?

In May 2011, MFS, the Accounts’ investment adviser and the administrator, recommended that the Boards of Managers consider and approve a plan for the transition of the oversight and supervision of both the Accounts and the Trust to the Nominated Board (as defined in this proxy statement). At the Accounts’ July 2011 meeting of the Board of Managers, the Managers approved submitting to the Account Owners the election of the Nominated Board in the event that the Account Owners of one or more of the Accounts do not approve the Reorganization. If you approve the election of the Nominated Board, the Nominated Board will replace the existing Board of Managers on January 1, 2012 for any Account that is not restructured as a sub-account of the New UIT because the Account Owners of such Account do not approve the Reorganization with respect to that Account.

Q. Will my vote make a difference?

Your vote is important regardless of the number of shares attributable to your Contract and/or qualified plan. To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read the proxy statement/prospectus and provide your vote. It is important that your vote be received before the special meeting.

Q. Who will pay for the costs of the preparation, printing and mailing of this Proxy Statement/Prospectus?

MFS, the investment adviser for the Accounts, has agreed to pay the costs of the Reorganization, which includes preparation of the Proxy Statement/Prospectus, printing and distributing proxy materials, legal fees, accounting fees, and expenses of holding the shareholder meeting. The Accounts and the Portfolios will bear any brokerage costs associated with repositioning each Account’s portfolio holdings as a result of the Reorganization. We anticipate these costs will be immaterial.

Q. How does the Board recommend that I vote?

The Board of Managers of each Account unanimously recommends that you vote to APPROVE the Reorganization on behalf of each Account and that you vote to APPROVE the election of the Nominated Board.

Q. How do I give my voting instructions?

VOTING PROCEDURES

Contract Owners /Payees are urged to designate their choice on the matters to be acted upon by using one of the following three methods:

1. BY INTERNET

•	Read the Proxy Statement/Prospectus.

•	Go to the voting link found on your proxy card.

•	Follow the instructions using your proxy card as a guide.

(Do not mail the proxy card if you provide voting instructions by Internet.)

2. BY MAIL

•	Read the Proxy Statement/Prospectus.

•	Indicate your vote on the proxy card.

•	Date, sign, and return the enclosed proxy card in the envelope provided, which requires no postage if mailed in the United States.

3. BY TELEPHONE

•	Read the Proxy Statement/Prospectus.

•	Call the toll-free number found on your proxy card.

•	Follow the recorded instructions using your proxy card as a guide.

(Do not mail the proxy card if you provide voting instructions by telephone.)

Q. Who do I call if I have questions?

If you have any questions about the meeting or anything in this Proxy Statement/Prospectus, please feel free to call us toll free at 1-877-411-3325.

Q. Is there any other information available to me?

The Accounts. The following documents have been filed with the Securities and Exchange Commission (“SEC”): (i) the Prospectus of each Account, dated April 30, 2011, which is incorporated herein by reference into this Proxy Statement/Prospectus; (ii) the Statement of Additional Information for each Account dated April 30, 2011, which is incorporated herein by reference into this Proxy Statement/Prospectus; (iii) the Annual Report for each Account dated December 31, 2010, which is incorporated herein by reference into this Proxy Statement/Prospectus; and (iv) the Semi-Annual Report for each Account dated June 30, 2011, which is incorporated herein by reference into this Proxy Statement/Prospectus. The SEC file numbers for the Accounts are as follows:

Money Market Variable Account 811-3563	Government Securities Variable Account 811-4009

High Yield Variable Account 811-3562	Global Governments Variable Account 811-5450

Capital Appreciation Variable Account 811-3561	Total Return Variable Account 811-5448

The Trust. The following documents have been filed with the SEC (SEC File No. 811-03732); (i) the Prospectus of each Portfolio (Initial Class Shares) dated April 30, 2011, a copy of which is being mailed herewith and is incorporated herein by reference into this Proxy Statement/Prospectus; (ii) the Statement of Additional Information for the Trust, dated April 30, 2011, which is incorporated herein by reference into this Proxy Statement/Prospectus; (iii) the Annual Report for the Trust, dated December 31, 2010, which is incorporated herein by reference into this Proxy Statement/Prospectus; and (iv) the Semi-Annual Report for the Trust, dated June 30, 2011, which is incorporated herein by reference into this Proxy Statement/Prospectus.

Copies of each of these documents, the Statement of Additional Information related to this Proxy Statement /Prospectus and any subsequently released shareholder reports are available upon request by calling 1-877-411-3325 or writing to MFS Service Center, Inc., PO Box 55824, Boston, Massachusetts 02205-5824 and you will be mailed one free of charge.

The Accounts and the Trust are each subject to informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith, file reports and other information with the SEC. Accordingly, they must file proxy material, reports, and other information with the SEC. Such proxy material, reports, and other information filed by the Accounts and the Trust can be inspected and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, DC 20549. To learn more about this service, call the SEC at (202) 551-8090. Copies of such materials can also be obtained at prescribed rates by electronic request at the following email address: publicinfo@sec.gov, or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, U.S. Securities and Exchange Commission, Washington, DC 20549-0102. Contract owners and Payees may also obtain such information from the SEC’s website at http://www.sec.gov.

INTRODUCTION

PROPOSAL 1, 2, 3, 4, 5 and 6

To Approve an Agreement and Plan of Reorganization

SUMMARY

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and the Agreement and Plan of Reorganization, which is attached hereto as Exhibit A.

How will the Reorganization affect me?

This Proxy Statement/Prospectus is soliciting Account Owners with contract value allocated to one or more Accounts to approve a reorganization of each Account whereby (1) the assets and liabilities of each Account (other than liabilities associated with insurance obligations) will be transferred to a Portfolio of the Trust, an open-end management investment company registered under the 1940 Act, in exchange for Initial Class shares of the Portfolio and (2) the Accounts will be restructured as a single unit investment trust under the 1940 Act with multiple sub-accounts. If Account Owners approve the Reorganization, then immediately following the consummation of the Reorganization, each Account Owner will have an interest in the New UIT equal in value to that Account Owner’s interest in each Account immediately prior to the Reorganization.

The Account Owners are being asked to approve the Reorganization Agreement and the related transactions pursuant to which the Reorganization transaction would be accomplished. Because the Account Owners are being asked to approve a Reorganization transaction that will result in their holding an interest in shares of the Portfolios through their ownership of a Sun Life variable annuity contract, a current prospectus for the Portfolios is included herewith.

The Accounts are separate accounts under Delaware insurance law and are registered as management investment companies under the 1940 Act. The Portfolios are separate series of the Trust, a Massachusetts business trust, which is registered as an open-end management investment company under the 1940 Act. The investment objectives of each Account and of the Portfolios being exchanged are the same and the principal investment strategies of the Accounts and the corresponding Portfolios are substantially similar. The Accounts and the Portfolios have the same investment adviser, Massachusetts Financial Services Company (“MFS” or “Adviser”), the same portfolio manager(s), and are managed in the same manner. The investment objectives of the Accounts and the Portfolios are not fundamental and may be changed without shareholder approval.

The Reorganization offers Account Owners the opportunity to participate in larger combined funds with the same investment objectives, substantially similar investment strategies and the potential for lower expenses as the result of fixed expenses being spread over the resulting Portfolio’s larger asset base.

There will be no change in the Contracts or in the rights of Account Owners (except their voting rights as described below) under their Contracts after the Reorganization. Also, there will be no change in purchase or transfer privileges or surrender or withdrawal procedures. Insurance obligations under Contracts or certificates issued by Sun Life (e.g., death benefits, surrender benefit, and annuity payments) and currently supported by the assets of an Account will be supported by the assets of the New UIT after the Reorganization. The total value of the accumulation or annuity units an Account Owner has in an Account immediately prior to the Reorganization will be the same as the total value of the accumulation or annuity units the Account Owner will have in the New UIT immediately after the Reorganization.

Will the Reorganization result in a change in Voting Procedures?

Voting procedures will change after the Reorganization. Currently, Account Owners vote directly with respect to items affecting an Account. After the Accounts are restructured as a single UIT, it will no longer have a Board of Managers. However, the Trust has a Board of Trustees.

If the Reorganization is approved, Account Owners will vote indirectly by instructing Sun Life as to how to vote shares of the Portfolios held by the New UIT. Account Owners will complete voting instruction cards as opposed to proxy cards. Sun Life will vote the shares in accordance with the shareholder instructions pursuant to the requirements of the 1940 Act. Sun Life will vote the shares of the Portfolios held by the New UIT for which instructions are not provided in proportion to the instructions received from Account Owners.

See “Voting Information” and “Quorum Requirements/Votes Necessary to Approve Proposals.”

Why is the Reorganization being proposed?

The Reorganization offers Account Owners the opportunity to participate in larger combined funds with the same investment objectives and substantially similar principal investment strategies and principal risks, and the potential for lower expenses as the result of fixed expenses being spread over the combined Portfolios’ larger asset bases. Further, the end result will be an organizational structure that is more common in the variable annuity industry than the current organization structure.

What are the key features of the Reorganization?

The Reorganization Agreement sets forth the key features of the Reorganization. For a complete description of the Reorganization, see Exhibit A. The Reorganization Agreement generally provides for the following:

•

Each Account will transfer all of its assets to the corresponding Portfolio. Each Portfolio will assume the corresponding Account’s stated liabilities other than liabilities associated with insurance obligations that will be assumed by the New UIT.

•	The Accounts will be restructured as sub-accounts of the New UIT. The New UIT will assume the Accounts’ stated liabilities associated with insurance obligations.

•

Each Portfolio will issue Initial Class shares to be held by the New UIT in an amount equal to the value of the assets that the Portfolio received from the corresponding Account, less the liabilities the Portfolio assumes. Immediately after the Reorganization, your indirect interest in a Portfolio will equal your previous direct interest in an Account.

•

Account Owners will retain their same Sun Life contract. The aggregate contract charges will not change for Account Owners. There will be no change in the value of your Contract and no change in your benefits under your Contract as a result of the Reorganization. The Reorganization also will not affect the features of the Contracts.

•	The Reorganization should not result in adverse tax consequences to Account Owners.

Will I have to pay any sales load, commission or other transaction fee in connection with the Reorganization?

Neither the Account Owners nor the Accounts will pay any fees or charges in connection with the Reorganization. MFS will pay all costs and expenses associated with effecting the Reorganization.

How does the Board of Managers recommend that I vote?

After careful consideration, the Board of Managers of each Account unanimously approved the proposed reorganization. The Board of Managers of each Account unanimously recommends that you vote “FOR” the proposed reorganization.

What happens if an Account’s owners do not approve the Reorganization?

In the event that Account Owners with an interest in an Account do not approve the Reorganization, that Account’s Board of Managers will determine what further action, if any, to take. It is anticipated, however, that the Reorganization would proceed with respect to those Accounts whose Account Owners did approve.

How do the Portfolios’ investment objectives, principal investment strategies and risks compare?

The investment objectives, principal investment strategies and risks of the Accounts are described below and are identical to those of the corresponding Portfolios, with one exception related to the Capital Appreciation Variable Account and the Money Market Variable Account. With respect to the risks, Appendix 1 is a glossary providing information about each risk.

MONEY MARKET VARIABLE ACCOUNT

MMVA’s investment objective is to seek a high level of current income consistent with preservation of capital and liquidity.

MFS normally invests MMVA’s assets in money market instruments and repurchase agreements. Money market instruments include bank certificates of deposit and other bank obligations, notes, commercial paper, asset-backed securities, U.S. and foreign government securities, and municipal instruments.

The principal risks of investing in MMVA are Interest Rate, Credit, Liquidity Risk, Bank Focus Risk, Municipal Risk, Foreign Exposure Risk, Investment Selection Risk, Counterparty and Third Party Risk, Liquidity Risk and Defensive Investing Risk.

Money Market Portfolio’s investment objective, principal risks and the types of securities in which it will invest are substantially similar to those of MMVA

HIGH YIELD VARIABLE ACCOUNT

HYVA’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation.

MFS normally invests at least 80% of HYVA net assets in high income debt instruments.

MFS may invest up to 100% of HYVA’s assets in lower quality debt instruments.

MFS also may invest HYVA’s assets in foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

The principal risks of investing in HYVA are Interest Rate Risk, Credit Risk, Foreign Risk, Derivatives Risk, Leveraging Risk, Investment Selection Risk, Counterparty and Third Party Risk, Liquidity Risk, Frequent Trading Risk and Defensive Investing Risk.

High Yield Portfolio’s investment objective, investment strategies and principal risks are identical to those of HYVA.

CAPITAL APPRECIATION VARIABLE ACCOUNT

CAVA’s investment objective is to seek appreciation.

MFS normally invests CAVA’s assets primarily in equity securities.

MFS focuses on investing CAVA’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

While MFS may invest CAVA’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest CAVA’s assets in foreign securities.

The principal risks of investing in CAVA are Stock Market Risk, Company Risk, Growth Company Risk, Foreign Risk, Derivatives Risk, Leveraging Risk, Investment Selection Risk, Counterparty and Third Party Risk, Liquidity Risk, Frequent Trading Risk and Defensive Investing Risk.

Massachusetts Investors Growth Stock Portfolio’s investment objective and principal risks are substantially similar to those of CAVA. MFS invests CAVA’s assets primarily in equity securities and normally invests at least 80% of Massachusetts Investor Growth Stock Portfolio’s net assets in equity securities.

GOVERNMENT SECURITIES VARIABLE ACCOUNT

GSVA’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.

MFS normally invests at least 80% of GSVA’s net assets in U.S. Government securities and substantially all of its assets in investment grade debt instruments.

MFS may invest a relatively large percentage of GSVA’s assets in the debt instruments of a single issuer or a small number of issuers. While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

The principal risk of investing in GSVA are Interest Rate Risk, Credit Risk, Issuer Focus Risk, Prepayment/Extension Risk, Inflation-Adjusting Risk, Derivatives Risk, Leveraging Risk, Investing Selection Risk, Counterparty and Third Party Risk, Liquidity Risk, Frequent Trading Risk and Defensive Investing Risk.

Government Securities Portfolio’s investment objective, principal investment strategies and principal risks are identical to those of GSVA.

GLOBAL GOVERNMENTS VARIABLE ACCOUNT

GGVA’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.

MFS normally invests at least 80% of GGVA’s net assets in U.S. and foreign government securities and may invest more than 25% of GGVA’s assets in one country or a limited number of countries.

MFS generally invests substantially all of GGVA’s assets in investment grade debt instruments.

GGVA is a non-diversified investment management company.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

The principal risks of investing in GGVA are Interest Rate Risk, Credit Risk, Foreign Risk, Emerging Markets Risk, Currency Risk, Geographic Concentration Risk, Non-Diversification Risk, Prepayment/Extension Risk, Inflation Adjustment Risk, Derivatives Risk, Leveraging Risk, Investment Selection Risk, Counterparty and Third Party Risk, Liquidity Risk, Frequent Trading Risk and Defensive Investing Risk.

Global Government Portfolio’s investment objective, principal investment strategies and principal risk are identical to those of GGVA.

TOTAL RETURN VARIABLE ACCOUNT

TRVA’s investment objective is to seek total return.

MFS seeks to invest between 40% and 75% of TRVA’s assets in equity securities and at least 25% of its assets in fixed income senior securities.

MFS generally focuses on companies with large capitalizations and generally invests substantially all of its debt investments in investment grade debt instruments.

MFS may invest TRVA’s assets in foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

The principal risks of investing in TRVA are Stock Market Risk, Company Risk, Value Company Risk, Interest Rate Risk, Credit Risk, Foreign Risk, Prepayment/Extension Risk, Inflation Adjusting Risk, Municipal Risk, Derivatives Risk, Leveraging Risk, Investment Selection Risk, Counterparty and Third Party Risk, Liquidity Risk, Frequent Trading Risk and Defensive Investing Risk.

Total Return Portfolio’s investment objective, principal investment strategies and principal risks are identical to those of TRVA.

How do the fees and expenses of the Accounts and the Portfolios compare?

Each Account offers only one class of shares through two contracts, Compass 2 and Compass 3, the latter of which has two levels, while each Portfolio of the Trust offers two classes of shares, Initial Class and Service Class shares. After the Reorganization, the New UIT will be invested in the Initial Class shares of the Portfolios. While Account Owners will not own the shares directly, Account Owners will have an indirect interest through their ownership of Contracts or certificates. Account Owners will not pay any initial or deferred sales charge in connection with the Reorganization.

The following tables allow you to compare the various fees and expenses that you may pay for buying and holding shares of each of the Portfolios. The second and third columns of each table show the fees and expenses associated with the shares of the named Variable Account and the corresponding Portfolio, respectively, for the year ended December 31, 2010. The last column of each table shows the estimated fees and expenses for the named Portfolio assuming the Reorganization takes place. The amounts in the last column are based on what the estimated expenses of such Portfolio Initial Class would have been for the year ended December 31, 2010, after giving effect to the proposed Reorganization.

THESE TABLES DO NOT REFLECT THE VARIABLE ANNUITY CONTRACT-RELATED CHARGES AND FEES SUN LIFE ASSESSES BECAUSE THESE CHARGES AND FEES WILL REMAIN THE SAME WHETHER OR NOT EACH ACCOUNT REORGANIZATION TAKES PLACE.

MONEY MARKET VARIABLE ACCOUNT AND MFS MONEY MARKET PORTFOLIO

Annual Total Operating Expenses1

Fiscal Year Ending December 31, 2010

	MMVA	Money Market Portfolio Initial Class	Money Market Portfolio Initial Class (Pro Forma)
Annual Fund Operating Expenses (as a % of the average daily net assets in the separate account or fund, as applicable)
Management Fees	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	N/A	N/A	N/A
Other Expenses[2]	0.26%	0.09%	0.09%
Total Annual Fund Operating Expenses	0.76%	0.59%	0.59%
Fee Reductions and/or Expense Reimbursements[3]	0.49%	0.32%	0.33%
Total Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements[3]	0.26%	0.27%	0.26%

[1]	Expenses computed for the twelve-month period ended December 31, 2010, the Account’s and the Portfolio’s most recent fiscal year end.
[2]

MMVA and Money Market Portfolio have entered into an expense offset arrangement that reduces the Account’s and the Portfolio’s custodian fee based upon the amount of cash maintained by the Account and the Portfolio with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, “Total Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements” would be lower.

[3]

With respect to MMVA, MFS has agreed in writing to reduce its management fee to 0.45% in excess of $500 million of MMVA’s average daily net assets annually. This arrangement will continue until modified by a vote of MMVA’s contract owners. During the year ended December 31, 2010, MFS voluntarily waived receipt of $122,209 of the fund’s management fee in order to avoid a negative yield. MFS has also agreed in writing to assume and bear MMVA’s “Total Annual Fund Operating Expenses” which exceed 1.25% of MMVA’s average daily net assets annually. This expense limitation agreement excludes interest, taxes, portfolio brokerage commissions, and to the extent permitted, extraordinary expenses, and mortality and expense risk charges, distribution expense risk charges, and contract maintenance charges payable to Sun Life. This agreement is contained in MMVA’s Investment Advisory Agreement and cannot be changed without a vote of MMVA’s contract owners. In addition, MFS has agreed in writing to bear MMVA’s “Total Annual Fund Operating Expenses” such that MMVA’s “Total Annual Fund Operating Expenses” do not exceed 0.65% of MMVA’s average daily net assets annually. This expense limitation agreement excludes interest, taxes, brokerage and transaction costs, extraordinary expenses, investment-related expenses, mortality and expense risk charges, distribution expense risk charges and contract maintenance charges payable to Sun Life and will continue until April 30, 2013. With respect to Money Market Portfolio, MFS has agreed in writing to reduce its management fee to 0.45% in excess of $500 million of Money Market Portfolio’s average daily net assets annually. This arrangement will continue until modified by a vote of Money Market Portfolio’s shareholders. During the year ended December 31, 2010, MFS voluntarily waived receipt of $1,108,139 of the fund’s management fee in order to avoid a negative yield. MFS has agreed in writing to assume and bear Money Market Portfolio’s “Total Annual Fund Operating Expenses” which exceed 1.25% of Money Market Portfolio’s average daily net assets annually. This expense limitation agreement excludes interest, taxes, brokerage commissions, and extraordinary expenses. This agreement is contained in Money Market Portfolio’s Investment Advisory Agreement and cannot be changed without a vote of Money Market Portfolio’s shareholders. MFS has also agreed in writing to bear expenses such that “Total Annual Fund Operating Expenses” for Money Market Portfolio do not exceed 0.57% for Initial Class shares. This expense limitation agreement excludes interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, and will continue until April 30, 2013.

At a Board of Trustees meeting held on July 13, 2011, the Trustees voted to solicit approval of a new investment advisory agreement between the Money Market Portfolio and MFS. The current agreement provides that MFS will bear this Portfolio’s operating expenses, excluding interest, taxes, brokerage commissions and extraordinary expenses, which exceed 1.25% of the average net assets of such Portfolio incurred during any fiscal year. The proposed agreement would make no change in the management fee schedule, but would not contain such an expense limitation agreement. Rather, MFS intends to continue its current practice of negotiating an expense limitation arrangement with the Trustees. Currently, MFS has agreed to an expense limitation of 0.57% through April 30, 2013 for Initial Class shares.

HIGH YIELD VARIABLE ACCOUNT AND MFS HIGH YIELD PORTFOLIO

Annual Total Operating Expenses1

Fiscal Year Ending December 31, 2010

	HYVA	High Yield Portfolio Initial Class	High Yield Portfolio Initial Class (Pro Forma)
Annual Fund Operating Expenses (as a % of the average daily net assets in the separate account or fund, as applicable)
Management Fees	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	N/A	N/A	N/A
Other Expenses[2]	0.32%	0.13%	0.13%
Total Annual Fund Operating Expenses	1.07%	0.88%	0.88%
Fee Reductions and/or Expense Reimbursements[3]	0.17%	0.05%	0.05%
Total Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements[3]	0.90%	0.83%	0.83%

[1]	Expenses computed for the twelve-month period ended December 31, 2010, the Account’s and the Portfolio’s most recent fiscal year end.
[2]

HYVA and High Yield Portfolio have entered into an expense offset arrangement that reduces the Account’s and the Portfolio’s custodian fee based upon the amount of cash maintained by the Account and the Portfolio with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, “Total Separate Account and Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements” would be lower.

[3]

With respect to HYVA, MFS has agreed in writing to reduce its management fee to 0.675% in excess of $300 million of HYVA’s average daily net assets annually. This arrangement will continue until modified by a vote of the HYVA’s contract owners. MFS has also agreed in writing to reduce its management fee for HYVA to 0.70% annually of the first $300 million of the HYVA’s average daily net assets until April 30, 2013. MFS has further agreed in writing to assume and bear HYVA’s “Total Annual Fund Operating Expenses” which exceed 1.25% annually of HYVA’s average daily net assets. This expense limitation excludes interest, taxes, portfolio brokerage commissions, to the extent permitted, extraordinary expenses, and mortality and expense risk charges, distribution expense risk charges, and contract maintenance charges payable to Sun Life, and will continue until modified by a vote of the HYVA’s contract owners. In addition, MFS has agreed in writing to bear HYVA’s “Total Annual Fund Operating Expenses” such that HYVA’s “Total Annual Fund Operating Expenses” do not exceed 0.90% annually of HYVA’s average daily net assets. This expense limitation agreement excludes interest, taxes, brokerage and transaction costs, extraordinary expenses, investment related expenses, mortality and expense risk charges, distribution expense risk charges, and contract maintenance charges payable to Sun Life and will continue until April 30, 2013. With respect to High Yield Portfolio, MFS has agreed in writing to reduce its management fee to 0.70% of the first $1 billion of High Yield Portfolio’s average daily net assets annually, and 0.65% in excess of $1 billion of High Yield Portfolio’s average daily net assets annually. This written agreement will remain in effect until modified by a vote of the Fund’s shareholders. MFS has also agreed in writing to assume and bear High Yield Portfolio’s “Total Annual Fund Operating Expenses” which exceed 1.25% annually of High Yield Portfolio’s average daily net assets. This expense limitation agreement excludes interest, taxes, brokerage commissions, and extraordinary expenses. This agreement is contained in High Yield Portfolio’s Investment Advisory Agreement and cannot be changed without a vote of High Yield Portfolio’s shareholders.

At a Board of Trustees meeting held on July 13, 2011, the Trustees voted to solicit approval of a new investment advisory agreement between the High Yield Portfolio and MFS. The current agreement provides that MFS will bear this Portfolio’s operating expenses, excluding interest, taxes, brokerage commissions and extraordinary expenses, which exceed 1.25% of the average net assets of such Portfolio incurred during any fiscal year. The proposed agreement would make no change in the management fee schedule, but would not contain such an expense limitation agreement. Rather, MFS intends to continue its current practice of negotiating an expense limitation arrangement with the Trustees. Currently, MFS has agreed to an expense limitation of 1.00% through April 30, 2013 for Initial Class shares.

CAPITAL APPRECIATION VARIABLE ACCOUNT

AND MFS MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO

Annual Total Operating Expenses1

Fiscal Year Ending December 31, 2010

	CAVA	Massachusetts Investors Growth Stock Portfolio Initial Class	Massachusetts Investors Growth Stock Portfolio Initial Class (Pro Forma)
Annual Fund Operating Expenses (as a % of the average daily net assets in the separate account or fund, as applicable)
Management Fees	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	N/A	N/A	N/A
Other Expenses[2]	0.13%	0.11%	0.10%
Total Annual Fund Operating Expenses	0.88%	0.86%	0.85%
Fee Reductions and/or Expense Reimbursements[3]	n/a	0.04%	0.03%
Total Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements[3]	0.88%	0.82%	0.82%

[1]	Expenses computed for the twelve-month period ended December 31, 2010, the Account’s and the Portfolio’s most recent fiscal year end.
[2]

CAVA and Massachusetts Investors Growth Stock Portfolio have entered into an expense offset arrangement that reduces the Account’s and the Portfolio’s custodian fee based upon the amount of cash maintained by the Account and the Portfolio with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, “Total Separate Account and Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements” would be lower.

[3]

With respect to CAVA, MFS has agreed in writing to reduce its management fee to 0.675% in excess of $300 million of CAVA’s average daily net assets annually. This arrangement will continue until modified by a vote of the CAVA’s contract owners. MFS has also agreed in writing to assume and bear CAVA’s “Total Annual Fund Operating Expenses” which exceed 1.25% of CAVA’s average daily net assets annually. This expense limitation excludes interest, taxes, portfolio brokerage commissions, and to the extent permitted, extraordinary expenses, and mortality and expense risk charges, distribution expense risk charges, and contract maintenance charges payable to Sun Life, and will continue until modified by a vote of the CAVA’s contract owners. With respect to Massachusetts Investors Growth Stock Portfolio, MFS has agreed in writing to reduce its management fee to 0.65% in excess of $1 billion of Massachusetts Investors Growth Stock Portfolio’s average daily net assets annually until modified by a vote of the Massachusetts Investors Growth Stock Portfolio’s shareholders. In addition, MFS has agreed in writing to bear expenses such that “Total Annual Fund Operating Expenses,” determined without giving effect to the expense offset arrangement described above, do not exceed 0.82% for Initial Class shares. This agreement excludes interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, and will continue until April 30, 2013.

GOVERNMENT SECURITIES VARIABLE ACCOUNT

AND MFS GOVERNMENT SECURITIES PORTFOLIO

Annual Total Operating Expenses1

Fiscal Year Ending December 31, 2010

	GSVA	MFS Government Securities Initial Class	Government Securities Initial Class (Pro Forma)
Annual Fund Operating Expenses (as a % of the average daily net assets in the separate account or fund, as applicable)
Management Fees	0.55%	0.55%	0.55%
Distribution (12b-1) Fees	N/A	N/A	N/A
Other Expenses[2]	0.22%	0.09%	0.09%
Total Annual Fund Operating Expenses	0.77%	0.64%	0.64%
Fee Reductions and/or Expense Reimbursements[3]	N/A	N/A	N/A
Total Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements[3]	0.77%	0.64%	0.64%

[1]	Expenses computed for the twelve-month period ended December 31, 2010, the Account’s and the Portfolio’s most recent fiscal year end.
[2]

GSVA and Government Securities Portfolio have entered into an expense offset arrangement that reduces the Account’s and the Portfolio’s custodian fee based upon the amount of cash maintained by the Account and the Portfolio with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, “Total Separate Account and Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements” would be lower.

[3]

With respect to GSVA, MFS has agreed in writing to reduce its management fee to 0.495% in excess of $300 million of GSVA’s average daily net assets annually. This arrangement will continue until modified by a vote of the GSVA’s contract owners. MFS has also agreed in writing to assume and bear GSVA’s “Total Annual Fund Operating Expenses” which exceed 1.25% of GSVA’s average daily net assets annually. This expense limitation excludes interest, taxes, portfolio brokerage commissions, and to the extent permitted, extraordinary expenses, and mortality and expense risk charges, distribution expense risk charges and contract maintenance charges payable to

Sun Life, and will continue until modified by a vote of the GSVA’s contract owners. With respect to Government Securities Portfolio, MFS has agreed in writing to reduce its management fee to 0.50% in excess of $1 billion of Government Securities Portfolio’s average daily net assets annually. This written agreement will remain in effect until modified by a vote of the Government Securities Portfolio’s shareholders. In addition, MFS has agreed in writing to assume and bear Government Securities Portfolio’s “Total Annual Fund Operating Expenses” which exceed 1.25% of Government Securities Portfolio’s average daily net assets annually. This expense limitation agreement excludes interest, taxes, brokerage commissions, and extraordinary expenses. This agreement is contained in Government Securities Portfolio’s Investment Advisory Agreement and cannot be changed without a vote of Government Securities Portfolio’s shareholders.

At a Board of Trustees meeting held on July 13, 2011, the Trustees voted to solicit approval of a new investment advisory agreement between the Government Securities Portfolio and MFS. The current agreement provides that MFS will bear this Portfolio’s operating expenses, excluding interest, taxes, brokerage commissions and extraordinary expenses, which exceed 1.25% of the average net assets of such Portfolio incurred during any fiscal year. The proposed agreement would make no change in the management fee schedule, but would not contain such an expense limitation agreement. Rather, MFS intends to continue its current practice of negotiating an expense limitation arrangement with the Trustees. Currently, MFS has agreed to an expense limitation of 1.00% through April 30, 2013 for Initial Class shares. In addition, MFS has agreed to an expense limitation of 0.61% for Initial Class shares through April 30, 2014 in the event that the reorganization of GSVA into Government Securities Portfolio is consummated.

GLOBAL GOVERNMENTS VARIABLE ACCOUNT

AND MFS GLOBAL GOVERNMENTS PORTFOLIO

Annual Total Operating Expenses1

Fiscal Year Ending December 31, 2010

	GGVA	Global Governments Portfolio Initial Class	MFS Global Governments Portfolio Initial Class (Pro Forma)
Annual Fund Operating Expenses (as a % of the average daily net assets in the separate account or fund, as applicable)
Management Fees	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	N/A	N/A	N/A
Other Expenses[2]	1.64%	0.40%	0.40%
Total Annual Fund Operating Expenses	2.39%	1.15%	1.15%
Fee Reductions and/or Expense Reimbursements[3]	1.14%	N/A	N/A
Total Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements[3]	1.25%	1.15%	1.15%

[1]	Expenses computed for the twelve-month period ended December 31, 2010, the Account’s and the Portfolio’s most recent fiscal year end.
[2]

GGVA and Global Governments Portfolio have entered into an expense offset arrangement that reduces the Account’s and the Portfolio’s custodian fee based upon the amount of cash maintained by the Account and the Portfolio with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, “Total Separate Account and Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements” would be lower.

[3]

With respect to GGVA, MFS has agreed in writing to assume and bear GGVA’s “Total Annual Fund Operating Expenses” which exceed 1.25% of GGVA’s average daily net assets annually. This expense limitation excludes interest, taxes, portfolio brokerage commissions, and to the extent permitted, extraordinary expenses, and mortality and expense risk charges, distribution expense risk charges, and contract maintenance charges payable to Sun Life, and will continue until modified by a vote of the GGVA’s contract owners. With respect to Global Governments Portfolio, MFS has agreed in writing to assume and bear Global Governments Portfolio’s”Total Annual Fund Operating Expenses” which exceed 1.25% of Global Governments Portfolio’s average daily net assets annually. This expense limitation agreement excludes interest, taxes, brokerage commissions, and extraordinary expenses. This agreement is contained in Global Governments Portfolio’s Investment Advisory Agreement and cannot be changed without a vote of Global Governments Portfolio’s shareholders.

At a Board of Trustees meeting held on July 13, 2011, the Trustees voted to solicit approval of a new investment advisory agreement between the Global Governments Portfolio and MFS. The current agreement provides that MFS will bear this Portfolio’s operating expenses, excluding interest, taxes, brokerage commissions and extraordinary expenses, which exceed 1.25% of the average net assets of such Portfolio incurred during any fiscal year. The proposed agreement would make no change in the management fee schedule, but would not contain such an expense limitation agreement. Rather, MFS intends to continue its current practice of negotiating an expense limitation arrangement with the Trustees. Currently, MFS has agreed to an expense limitation of 1.00% through April 30, 2015 for Initial Class shares.

TOTAL RETURN VARIABLE ACCOUNT AND MFS TOTAL RETURN PORTFOLIO

Annual Total Operating Expenses1

Fiscal Year Ending December 31, 2010

	TRVA	Total Return Portfolio Initial Class	Total Return Portfolio Initial Class (Pro Forma)
Annual Fund Operating Expenses (as a % of the average daily net assets in the separate account or fund, as applicable)
Management Fees	0.75%	0.69%	0.68%
Distribution (12b-1) Fees	N/A	N/A	N/A
Other Expenses[2]	0.18%	0.08%	0.08%
Total Annual Fund Operating Expenses	0.93%	0.77%	0.76%
Fee Reductions and/or Expense Reimbursements[3]	0.08%	0.03%	0.02%
Total Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements[3]	0.85%	0.74%	0.74%

[1]	Expenses computed for the twelve-month period ended December 31, 2010, the Account’s and the Portfolio’s most recent fiscal year end.
[2]

TRVA and Total Return Portfolio have entered into an expense offset arrangement that reduces the Account’s and the Portfolio’s custodian fee based upon the amount of cash maintained by the Account and the Portfolio with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, “Total Separate Account and Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements” would be lower.

[3]

With respect to TRVA, MFS has agreed in writing to assume and bear TRVA’s “Total Annual Fund Operating Expenses” which exceed 1.25% of TRVA’s average daily net assets annually. This expense limitation agreement excludes interest, taxes, portfolio brokerage commissions, and to the extent permitted, extraordinary expenses, and mortality and expense risk charges, distribution expense risk charges, and contract maintenance charges payable to Sun Life. This agreement is contained in TRVA’s Investment Advisory Agreement and cannot be changed without a vote of TRVA’s contract owners. In addition, MFS has agreed in writing to bear TRVA’s “Total Annual Fund Operating Expenses” such that TRVA’s “Total Annual Fund Operating Expenses” do not exceed 0.85% of TRVA’s average daily net assets annually. This expense limitation agreement excludes interest, taxes, brokerage and transaction costs, extraordinary expenses, investment-related expenses, mortality and expense risk charges, and contract maintenance charges payable to Sun Life and will continue until April 30, 2013. With respect to Total Return Portfolio, MFS has agreed in writing to reduce its management fee to 0.60% in excess of $1 billion of Total Return Portfolio’s average daily net assets annually. This arrangement will continue until modified by a vote of the Total Return Portfolio’s shareholders. MFS has also agreed in writing to assume and bear Total Return Portfolio’s “Total Annual Fund Operating Expenses” which exceed 1.25% of Total Return Portfolio’s average daily net assets annually. This expense limitation agreement excludes interest, taxes, brokerage commissions, and extraordinary expenses. This agreement is contained in Total Return Portfolio’s Investment Advisory Agreement and cannot be changed without a vote of Total Return Portfolio’s shareholders. MFS has also agreed in writing to bear expenses such that “Total Annual Fund Operating Expenses” for Total Return Portfolio do not exceed 0.74% for Initial Class shares. This expense limitation agreement excludes interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, and will continue until April 30, 2013.

At a Board of Trustees meeting held on July 13, 2011, the Trustees voted to solicit approval of a new investment advisory agreement between the Total Return Portfolio and MFS. The current agreement provides that MFS will bear this Portfolio’s operating expenses, excluding interest, taxes, brokerage commissions and extraordinary expenses, which exceed 1.25% of the average net assets of such Portfolio incurred during any fiscal year. The proposed agreement would make no change in the management fee schedule, but would not contain such an expense limitation agreement. Rather, MFS intends to continue its current practice of negotiating an expense limitation arrangement with the Trustees. Currently, MFS has agreed to an expense limitation of 0.74% through April 30, 2013 for Initial Class shares.

EXAMPLES

The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in the Accounts (shown in the first row of each table), the Portfolios of the Trust currently (shown in the second row of each table), and the Portfolios of the Trust assuming each Reorganization takes place (shown in the third row of each table). The examples assume a 5% average annual return, that you redeem all of your shares at the end of each time period, and that you reinvest all of your dividends. The following also assumes that total annual operating expenses remain the same throughout all periods, except that contractual fee waivers are reflected only for the length of the contractual limit in the pro forma example for the Fund.

THE EXAMPLES ARE FOR ILLUSTRATION ONLY AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

THE EXAMPLES DO NOT REFLECT CONTRACT-RELATED FEES AND CHARGES SUN LIFE ASSESSES UNDER YOUR VARIABLE ANNUITY CONTRACTS. IF THOSE FEES AND EXPENSES HAD BEEN INCLUDED, YOUR COSTS WOULD BE HIGHER.

	1 Year	3 Years	5 Years	10 Years
Capital Appreciation Variable Account	$90	$281	$488	$1,084
Massachusetts Investors Growth Stock Portfolio
Initial Class	$84	$267	$470	$1,054
Massachusetts Investors Growth Stock Portfolio (Pro Forma Combined)
Initial Class	$84	266	466	$1,044

	1 Year	3 Years	5 Years	10 Years
Global Governments Variable Account	$127	$397	$686	$1,511
Global Governments Portfolio
Initial Class	$117	$365	$633	$1,398
Global Governments Portfolio (Pro Forma Combined)
Initial Class	$117	$365	$633	$1,398

	1 Year	3 Years	5 Years	10 Years
Government Securities Variable Account	$79	$246	$428	$954
Government Securities Portfolio
Initial Class	$65	$205	$357	$798
Government Securities Portfolio (Pro Forma Combined)
Initial Class	$65	$205	$357	$798

	1 Year	3 Years	5 Years	10 Years
High Yield Variable Account	$92	$312	$562	$1,280
High Yield Portfolio
Initial Class	$85	$265	$460	$1,025
High Yield Portfolio (Pro Forma Combined)
Initial Class	$85	$265	$460	$1,025

	1 Year	3 Years	5 Years	10 Years
Money Market Variable Account	$66	$224	$404	$925
Money Market Portfolio
Initial Class	$58	$186	$326	$735
Money Market Portfolio (Pro Forma Combined)
Initial Class	$58	$186	$326	$735

	1 Year	3 Years	5 Years	10 Years
Total Return Variable Account	$87	$283	$502	$1,131
Total Return Portfolio
Initial Class	$76	$238	$415	$928
Total Return Portfolio (Pro Forma Combined)
Initial Class	$76	$237	$411	$918

Who will be the investment adviser of my Portfolio(s) after the Reorganization? What are the advisory fees for the Accounts and the Portfolios?

MFS, located at 500 Boylston Street, Boston, Massachusetts, serves as the investment adviser for each Portfolio. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc. which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc.

The table shows the effective fee rate that each Account and the corresponding Portfolio paid to their respective advisers for the year ended December 31, 2010.

Effective advisory fee rate for the year ended December 31, 2010

Money Market Variable Account	0.111%*	Money Market Portfolio	0.198%*
High Yield Variable Account	0.70%	High Yield Portfolio	0.70%
Capital Appreciation Variable Account	0.75%	Massachusetts Investors Growth Stock Portfolio	0.75%
Government Securities Variable Account	0.55%	Government Securities Portfolio	0.55%
Global Governments Variable Account	0.75%	Global Governments Portfolio	0.75%
Total Return Variable Account	0.75%	Total Return Portfolio	0.67%

*	This includes MFS’ voluntary management fee waiver to avoid a negative yield. The effective management fee for MMVA and the Money Market Portfolio would both be 0.50% if this voluntary waiver had been excluded.

What will be the primary federal tax consequences of the Reorganization?

The Reorganization is intended to qualify as a tax-free transaction for federal income tax purposes. Assuming the Reorganization qualifies for such treatment, each Account Owner will not recognize taxable income as a result of the Reorganization. As a condition to the closing of the Reorganization, the Accounts will receive an opinion of counsel to the effect that the Reorganization will qualify as a tax-free transaction for federal income tax purposes, which opinion will be based on customary representations made by parties to the Reorganization. You should separately consider any state, local and other tax consequences in consultation with your tax advisor. Opinions of counsel are not binding on the Internal Revenue Service or the courts.

Dividends and Distributions

The Accounts and the Portfolios of the Trust both declare and pay dividends from net investment income and net realized capital gains each year to their shareholders. A Portfolio may distribute net realized capital gains only once a year. As described in more detail in “More Information About the Accounts and the Trust—Distributions” below, all dividends and distributions are reinvested automatically in additional units/shares of the same class of the Account/Portfolio at net asset value.

Shareholder Voting Rights

The Accounts do not generally hold annual meetings of their Account Owners. Neither does the Trust hold annual shareholder meetings. The 1940 Act requires that a shareholder meeting be called for the purpose of electing Managers/Trustees at such time as less than a majority of Managers/Trustees holding office have been elected by shareholders. Meetings of the contractowners/shareholders may be called at any time by the Board of Managers/Trustees or by the chairperson of the Board or of the Accounts/Trust. To the extent required by the 1940 Act, meetings of the shareholders for the purpose of voting on the removal of any Trustees shall be called promptly by the Trustees upon the written request of shareholders holding at least 10% of the outstanding shares of the Trust entitled to vote.

Appraisal Rights

Under the laws of the State of Delaware, Account Owners do not have appraisal rights in connection with a combination or acquisition of the assets of another fund. Under the laws of the Commonwealth of Massachusetts, shareholders of the Trust do not have appraisal rights in connection with an acquisition of the assets of another fund.

DESCRIPTION OF FEATURES OF COMPASS 2 AND

COMPASS 3 VARIABLE ANNUITY CONTRACTS

The following presents a brief description of the Compass 2 and Compass 3 Contracts. Currently the Accounts referenced in the Contracts are managed separate accounts which directly hold portfolio securities. Except that, as part of the Reorganization, the Accounts will become sub-accounts of a UIT separate account which will hold shares of Trust portfolios which in turn will hold portfolio securities, the Reorganization will not result in any change in the features of the Contracts, with the exception of voting rights as described above, in the rights of Account Owners under those Contracts. (See “Will the Reorganization result in change in Voting Procedures?”). Greater detail regarding the Contracts is provided in the Prospectuses for the Accounts, which are incorporated herein by reference.

The Contracts are flexible payment nonparticipating deferred combination variable and fixed annuity contracts which permit allocation to six variable investment options and a fixed account option. Subject to certain conditions Account Owners can transfer Account Value among the variable investment options and between the fixed account option and one or more variable investment options. The Contracts are no longer being offered for sale, but additional payments may be made on certain outstanding Contracts.

Death Benefit

Before annuity payments begin, a death benefit is payable if the Annuitant dies.

The death benefit is equal to the greatest of:

1.	the value of your Accumulation Account;

2.	the total Purchase Payments made under the Contract reduced by all withdrawals; and

3.

unless prohibited by applicable state law, the value of your Accumulation Account on the fifth Contract Anniversary for Compass 2 Contracts (seven year Contract Anniversary, immediately preceding the death of the annuitant, for Compass 3 Contracts), adjusted for any Purchase Payments or cash withdrawal payments made and Contract charges assessed after such fifth (or such seven year) Contract Anniversary.

Annuity Options

Under the Compass 2 and Compass 3 Contracts, while the Annuitant is alive, the Contract Owner may select one or more of the following annuity options:

Annuity Option A. Life Annuity: Monthly payments during the lifetime of the Payee.

Annuity Option B. Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain: Monthly payments during the lifetime of the Payee and in any event for 60, 120, 180 or 240 months certain as elected.

Annuity Option C. Joint and Survivor Annuity: Monthly payments during the joint lifetime of the Payee and the designated second person and during the lifetime of the survivor. During the lifetime of the survivor, variable monthly payments, if any, will be determined using the percentage chosen at the time of the election of this option of the number of each type of Annuity Unit credited to the Contract and each fixed monthly payment, if any, will be equal to the same percentage of the fixed monthly payment payable during the joint lifetime of the Payee and the designated second person.

Annuity Option D. Fixed Payments for a Specified Period Certain: Fixed monthly payments for a specified period of time (at least five years but not exceeding 30 years), as elected.

Annuity Option E. Fixed Payments: The amount applied will provide fixed payments in accordance with this option at interest. Fixed payments will be made in such amounts and at such times (at least over a period of five years) as have been agreed upon and will continue until the amount held with interest is exhausted. Interest will be credited yearly on the amount remaining unpaid at a rate which is determined from time to time but which shall not be less than 4% per year compounded annually. The rate so determined may be changed at any time; however, the rate may not be reduced more frequently than once during each calendar year.

Cash Withdrawals

Before annuity payments have commenced and subject to a possible withdrawal charge during the first five years after a purchase payment is made under a Compass 2 Contract (seven years for Compass 3 Contracts) Contract Owners may withdraw any or all of the value under their Contracts.

INFORMATION ABOUT THE REORGANIZATION

Reasons for the Reorganization

The Reorganization is being proposed because it offers Account Owners the opportunity to participate in larger resulting Portfolios with the same investment objectives, the same or substantially similar investment strategies and principal risks. There is also the potential for lower expenses as the result of fixed expenses being spread over each resulting Portfolio’s larger asset base. The larger asset base in the Portfolios in which Account Owners will be invested can be expected to increase investment opportunities and broaden diversification of the funding medium for their contracts. As can be seen in the chart below, as of December 31, 2010, the net assets of each Account was substantially smaller than that of the corresponding Portfolio,

	Assets as of December 31, 2010 ($ millions)
Money Market Variable Account	$28	$342	MFS Money Market Portfolio
High Yield Variable Account	41	224	MFS High Yield Portfolio
Capital Appreciation Variable Account	130	500	MFS Massachusetts Investors Growth Stock Portfolio
Government Securities Variable Account	56	669	MFS Government Securities Portfolio
Global Governments Variable Account	6	33	MFS Global Governments Portfolio
Total Return Variable Account	99	1406	MFS Total Return Portfolio

Board Considerations

At the July 13, 2011 meeting of the Board of Managers (the “Board”) for each Account, representatives of Sun Life and MFS presented the Reorganization to the Board. Prior to the meeting the Board had received materials prepared by MFS, with assistance from Sun Life, regarding the reasons for the Reorganization and details concerning each of the six Accounts proposed to be acquired and the Portfolios which are the proposed acquirers. MFS explained that the Reorganization was being proposed because it offers Account Owners the opportunity to participate in larger resulting Portfolios with the same investment objectives and principal risks, and the same or substantially similar principal investment strategies. In addition, the Board was advised that there is the potential for lower expenses as the result of fixed expenses being spread over each resulting Portfolio’s larger asset base. The larger asset base in the Portfolios in which Account Owners will be invested can be expected to increase investment opportunities and broaden diversification of the funding medium for their contracts.

Further, it was explained that the end result of the Reorganization will be an organizational structure for Account Owners that is more common in the variable annuity and variable life insurance industries than the current organization structure. All of Sun Life’s other individual variable annuity and variable life insurance products are structured with two tiers or levels; namely, the insurance company separate account purchases shares of mutual funds and those mutual funds hold diverse portfolios of investments. Currently, the Accounts have a one-tier structure consisting of an insurance company separate account that invests directly in a diverse portfolio of investments. The Reorganization will move the Accounts from a one-tier structure to the more common two-tiered structure. In addition, MFS and Sun Life will achieve certain efficiencies as a result of no longer having to maintain the Accounts’ current single tier structure. At the same time, there will be no change in the Contracts or in the rights of Account Owners (with the exception of voting rights as described above) under those Contracts after the Reorganization.

All of the Managers who are not “interested persons” (as such term is defined in the 1940 Act) (the “Independent Managers”) met separately with their independent legal counsel to review and consider the proposed Reorganization, information about the Accounts and the Portfolios and the supporting materials provided. Among other matters, independent legal counsel advised the Independent Managers of the findings that would need to be made by the Board under Rule 17a-8 under the 1940 Act to approve the merger of the Accounts and the Portfolios which are affiliates.

The Board concluded that participation in the Reorganization is in the best interests of each Account and that the interests of Contract Owners and Payees will not be diluted as a result of the Reorganization. In reaching this conclusion, the Board considered a number of factors, including:

•

that, with the exception of voting rights as described above, the contractual rights of Account Owners following the Reorganization would not differ from their rights prior to the Reorganization. Immediately after the Reorganization, the value of each contract would be the same as before the Reorganization;

•

immediately after the Reorganization, each Account Owner will have an interest in a Portfolio whose investment objective, principal investment strategies, and risk factors are substantially identical to those of the Account in which they currently have an interest;

•

MFS’ representation that the larger asset base of the Portfolios after the Reorganization should increase investment opportunities and broaden diversification of the underlying investment options for the Contracts and had the potential for reducing the expense ratios of the Portfolios, which currently are lower than, and in one case the same as, the expense ratios for the corresponding Accounts;

•	that MFS advised both the Accounts and the corresponding Portfolios using the same portfolio manager(s);

•	that MFS has agreed to pay all costs and expenses associated with effecting the Reorganization other than certain brokerage and repositioning costs which are expected to be minimal;

•

that MFS has agreed to bear Government Securities Portfolio’s operating expenses, excluding interest, taxes, brokerage and transaction costs, extraordinary expenses, and investment-related expenses which exceed 0.61% for Initial Class shares of the average net assets of such Portfolio through April 30, 2014 in the event that the reorganization of GSVA into Government Securities Portfolio is consummated;

•	that each Account and its corresponding Portfolio have equivalent historical performance records;

•

that Sun Life has agreed to limit the New UIT’s expenses to ensure that Account Owners do not incur aggregate Contract expenses that are higher than their pre-Reorganization aggregate Contract expenses; and

•	that the Reorganization has been structured as a tax free transacation for federal income tax purposes.

Agreement and Plan of Reorganization

To effect the Reorganization, the assets and liabilities of each Account (other than liabilities relating to insurance obligations such as death benefits, surrender benefits and annuity payments) will be used to purchase Initial Class shares of the corresponding Portfolio. The date that the assets and liabilities of the Accounts will be valued for purposes of the Reorganization will be after the close of business on the closing date, which is a date to be mutually agreed upon by all of the parties to the Reorganization Agreement. If the Reorganization is approved, the closing is expected to occur in the fourth quarter of 2011. After the Reorganization, the Accounts will no longer hold securities and other instruments directly; instead, the Accounts, which will be restructured as an SEC-registered unit investment trust, will hold similar investments indirectly through the intermediate vehicle of the Portfolios. When the Accounts are restructured as a unit investment trust, they will no longer be registered as management investment companies under the 1940 Act.

Each Portfolio will issue the Initial Class shares to the New UIT in an amount equal to the value of the assets that the Portfolio receives from an Account, less the Account’s liabilities (other than liabilities relating to insurance obligations that will be assumed by the New UIT) assumed by each Portfolio in the transaction. As a result, the New UIT will become a shareholder of each Portfolio. Accumulation or annuity units an Account Owner had in an Account prior to the Reorganization, will, as part of the Reorganization, be allocated to the New UIT investing in the Portfolios. The total value of the accumulation or annuity units a Account Owner has in an Account immediately prior to the Reorganization will be the same as the total value of the accumulation or annuity units the same Contract Owner or Payee will have in the New UIT immediately after the Reorganization.

More information on the Reorganization is contained in the Agreement and Plan of Reorganization attached to this Proxy Statement/Prospectus as Exhibit A. Approval of the Reorganization by Account Owners is a prerequisite to the implementation of the Reorganization. The Reorganization may be postponed or canceled for any reason with the consent of the parties to the Agreement and Plan of Reorganization.

THE BOARD, INCLUDING ALL OF THE INDEPENDENT MANAGERS, UNANIMOUSLY RECOMMENDS APPROVAL OF THE REORGANIZATION AGREEMENT.

Description of Portfolio Shares

The New UIT will receive shares of a Portfolio in accordance with the procedures provided for in the Agreement and Plan of Reorganization. Each such share will be fully paid and non-assessable when issued, which means that the consideration for the shares has been paid in full and the issuing Portfolio may not impose levies on shareholders for more money, respectively. Full and fractional Initial Class shares of the Portfolios will be issued to the New UIT in accordance with the procedures detailed in the Agreement and Plan of Reorganization. A Portfolio will not issue share certificates; rather, the ownership of the shares will be recorded on the books of the Trust. The shares of the Portfolios issued to the New UIT will have no pre-emptive or conversion rights.

Federal Income Tax Consequences

The Reorganization is not expected to result in the realization of taxable income or loss to Sun Life, the Accounts, or the Trust. The Reorganization is also not expected to result in tax consequences to Account Owners. The Reorganization itself will not result in a distribution from Contracts currently supported by the Accounts that would give rise to taxable income to Account Owners.

The Reorganization is intended to qualify for federal income tax purposes as a tax-free transaction under section 351(a) of the Internal Revenue Code of 1986, as amended (the “Code”). As a condition to the closing of the Reorganization, Sun Life, the Accounts, and the Trust will receive an opinion from the law firm of Morgan, Lewis & Bockius LLP to the effect that, on the basis of the existing provisions of the Code., U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations made by the parties to the Reorganization, for federal income tax purposes, upon consummation of the Reorganization:

1. Sun Life, the Accounts and the New UIT will not recognize any gain or loss as a result of the restructuring of the Accounts into corresponding sub-accounts of the New UIT.

2. Under Section 351 of the Code, Sun Life will not recognize any gain or loss as a result of the transfer of the assets of each Account to its corresponding Portfolio in exchange for shares of such corresponding Portfolio and assumption by such corresponding portfolio of such Account’s liabilities, (other than liabilities associated with insurance obligations that will be assumed by the corresponding sub-account of the New UIT).

3. Under Section 1032 of the Code, no gain or loss will be recognized by a Portfolio upon the receipt of the assets of the corresponding Account solely in exchange for the issuance of such Portfolio’s shares and the assumption of such Account’s liabilities (other than liabilities associated with insurance obligations that will be assumed by the corresponding sub-account of the New UIT).

4. Under Section 362(a) of the Code, each Portfolio’s basis in the assets it receives from the corresponding Account will be the same as such Account’s basis in those assets immediately prior to the Reorganization.

5. Under Section 1223(2) of the Code, each Portfolio’s holding period for the transferred assets will include the Account’s holding period therefor.

6. Under Section 358 of the Code, the aggregate basis in the shares of a Portfolio received in the Reorganization by the corresponding sub-account of the New UIT will be the same as the aggregate adjusted basis of the assets surrendered by the corresponding Account in exchange therefore reduced by the amount of liabilities, if any, of the Account assumed by such Portfolio.

7. Under Section 1223(1) of the Code, Sun Life’s holding period (through each sub-account of the New UIT) in the shares of each Portfolio received in the Reorganization will include its holding period (through each Account) for the assets surrendered in exchange therefor, provided such assets were held as capital assets on the closing date.

8. No gain or loss will be recognized by the owners of variable contracts based on the Accounts (and then the sub-accounts of the New UIT) as a result of the Reorganization.

Pro-Forma Capitalization

Capitalization. The following table shows the capitalization of the Capital Appreciation Variable Account and the Massachusetts Investors Growth Stock Portfolio as of December 31, 2010 on a pro forma combined basis, giving effect to the proposed acquisition of assets at net asset value as of that date:

	Capital Appreciation Variable Account		Massachusetts Investors Growth Stock Portfolio		Pro Forma Adjustments	Pro Forma Combined Fund
Net Assets
Compass 2	$85,332,486	(a)	$	N/A	$—	$—

Compass 3	806,530	(a)	N/A	—		—
Compass 3-Level 2	44,005,014	(a)	N/A	—		—
Initial Class	N/A		429,925,381	$130,138,240	(b)	$560,063,621
Service Class	N/A		69,714,269	—		69,714,269
Total	$130,144,030	(a)	$499,639,650	$130,138,240	(b)	$629,777,890
Units/Shares outstanding
Compass 2	1,359,806		N/A
Compass 3	20,021		N/A
Compass 3-Level 2	2,587,734		N/A
Initial Class	N/A		37,613,815	11,385,673	(d)	48,999,488
Service Class	N/A		6,146,900	—		6,146,900
Total	3,967,561		43,760,715	11,385,673	(d)	55,146,388
Accumulation Unit Value/Net Asset Value per Share
Compass 2	$61.454	(c)	N/A			N/A
Compass 3	$40.282	(c)	N/A			N/A
Compass 3-Level 2	$16.917	(c)	N/A			N/A
Initial Class	N/A		$11.43	—		$11.43
Service Class	N/A		$11.34	—		$11.34

Shares outstanding have been rounded for presentation purposes.

(a)	Contract level net assets also include the net assets associated with the contract level reserve.
(b)	Net assets of the Capital Appreciation Variable Account acquired by the Massachusetts Investors Growth Stock Portfolio.
(c)	Accumulation unit value does not reflect net assets associated with the reserve of each contract level.
(d)	If the reorganization had taken place on December 31, 2010, the Capital Appreciation Variable Account would have received 11,385,673 Initial Class shares, of the Massachusetts Investors Growth Stock Portfolio. No assurances can be given as to the number of Reorganization Shares the Capital Appreciation Variable Account will receive on the Exchange Date. The foregoing is merely an example of what the Capital Appreciation Variable Account would have received had the reorganization been consummated on December 31, 2010, and should not be relied upon to reflect the amount that will be actually received on or after the Exchange Date.

Unaudited pro forma combined financial statements of the Capital Appreciation Variable Account and Massachusetts Investors Growth Stock Portfolio as of December 31, 2010 and for the twelve-month period then ended are included in the Statement of Additional Information relating to the proposed reorganization. Because the Agreement provides that the Massachusetts Investors Growth Stock Portfolio will be the surviving fund following the reorganization and because the Massachusetts Investors Growth Stock Portfolio’s investment objective and policies will remain unchanged, the pro forma combined financial statements reflect the transfer of the assets and liabilities of the Capital Appreciation Variable Account to the Massachusetts Investors Growth Stock Portfolio as contemplated by the Agreement.

The following table shows the capitalization of the Global Governments Variable Account and the Global Governments Portfolio as of December 31, 2010 on a pro forma combined basis, giving effect to the proposed acquisition of assets at net asset value as of that date:

	Global Governments Variable Account		Global Governments Portfolio		Pro Forma Adjustments		Combined Fund Pro Forma
Net Assets
Compass 2	$1,742,393	(a)	$	N/A	$—		$—
Compass 3	174,922	(a)		N/A	—		—
Compass 3-Level 2	4,173,495	(a)		N/A	—		—
Initial Class	N/A			30,046,688	$6,090,958	(b)	$36,137,646
Service Class	N/A			3,093,289	—		3,093,289
Total	$6,090,810	(a)		$33,139,977	$6,090,958	(b)	$39,230,935
Units/Shares outstanding
Compass 2	55,035			N/A
Compass 3	5,750			N/A
Compass 3-Level 2	229,635			N/A
Initial Class	N/A			2,731,783	553,723	(d)	3,285,506
Service Class	N/A			285,120	—		285,120
Total	290,420			3,016,903	553,723	(d)	3,570,626
Accumulation Unit Value/Net Asset Value per Share
Compass 2	$31.477	(c)		N/A			N/A
Compass 3	$30.421	(c)		N/A			N/A
Compass 3-Level 2	$18.003	(c)		N/A			N/A
Initial Class	N/A			$11.00	—		$11.00
Service Class	N/A			$10.85	—		$10.85

Shares outstanding have been rounded for presentation purposes.

(a)	Contract level net assets also include the net assets associated with the contract level reserve.
(b)	Net assets of the Global Government Variable Account acquired by the Global Governments Portfolio
(c)	Accumulation unit value does not reflect net assets associated with the reserve of each contract level.

(d)	If the reorganization had taken place on December 31, 2010, the Global Governments Variable Account would have received 553,723 Initial Class shares, of the Global Governments Portfolio. No assurances can be given as to the number of Reorganization Shares the Global Governments Variable Account will receive on the Exchange Date. The foregoing is merely an example of what the Global Governments Variable Account would have received had the reorganization been consummated on December 31, 2010, and should not be relied upon to reflect the amount that will be actually received on or after the Exchange Date.

Unaudited pro forma combined financial statements of the Global Governments Variable Account and Global Governments Portfolio as of December 31, 2010 and for the twelve-month period then ended are included in the Statement of Additional Information relating to the proposed reorganization. Because the Agreement provides that the Global Governments Portfolio will be the surviving fund following the reorganization and because the Global Governments Portfolio’s investment objective and policies will remain unchanged, the pro forma combined financial statements reflect the transfer of the assets and liabilities of the Global Governments Variable Account to the Global Governments Portfolio as contemplated by the Agreement.

The following table shows the capitalization of the Government Securities Variable Account and the Government Securities Portfolio as of June 30, 2011 on a pro forma combined basis, giving effect to the proposed acquisition of assets at net asset value as of that date:

	Government Securities Variable Account		Government Securities Portfolio		Pro Forma Adjustments		Combined Fund Pro Forma
Net Assets
Compass 2	$40,282,477	(a)	$	N/A	$—		$—
Compass 3	84,380	(a)		N/A	—		—
Compass 3-Level 2	12,379,625	(a)		N/A	—		—
Initial Class	N/A			208,433,015	$52,749,784	(b)	$261,182,799
Service Class	N/A			429,535,311	—		429,535,311
Total	$52,746,482	(a)		$637,968,326	$52,749,784	(b)	$690,718,110
Units/Shares outstanding
Compass 2	822,820			N/A
Compass 3	2,562			N/A
Compass 3-Level 2	633,781			N/A
Initial Class	N/A			15,354,434	3,887,235	(d)	19,241,669
Service Class	N/A			31,909,719	—		31,909,719
Total	1,459,163			47,264,153	3,887,235	(d)	51,151,388
Accumulation Unit Value/Net Asset Value per Share
Compass 2	$47.450	(c)		N/A			N/A
Compass 3	$32.934	(c)		N/A			N/A
Compass 3-Level 2	$19.473	(c)		N/A			N/A
Initial Class	N/A			$13.57	—		$13.57
Service Class	N/A			$13.46	—		$13.46

Shares outstanding have been rounded for presentation purposes.

(a)	Contract level net assets also include the net assets associated with the contract level reserve.
(b)	Net assets of the Government Securities Variable Account acquired by the Government Securities Portfolio.
(c)	Accumulation unit value does not reflect net assets associated with the reserve of each contract level.
(d)	If the reorganization had taken place on June 30, 2011, the Government Securities Variable Account would have received 3,887,235 Initial Class shares, of the Government Securities Portfolio. No assurances can be given as to the number of Reorganization Shares the Government Securities Variable Account will receive on the Exchange Date. The foregoing is merely an example of what the Government Securities Variable Account would have received had the reorganization been consummated on June 30, 2011, and should not be relied upon to reflect the amount that will be actually received on or after the Exchange Date.

The following table shows the capitalization of High Yield Variable Account and the High Yield Portfolio as of December 31, 2010 on a pro forma combined basis, giving effect to the proposed acquisition of assets at net asset value as of that date:

	High Yield Variable Account		High Yield Portfolio		Pro Forma Adjustments		Combined Fund Pro Forma
Net Assets
Compass 2	$32,524,937	(a)	$	N/A	$—		$—
Compass 3	217,938	(a)		N/A	—		—
Compass 3-Level 2	8,150,572	(a)		N/A	—		—
Initial Class	N/A			122,665,835	$40,897,640	(b)	$163,563,475
Service Class	N/A			101,188,595	—		101,188,595
Total	$40,893,447	(a)		$223,854,430	$40,897,640	(b)	$264,752,070
Units/Shares outstanding
Compass 2	662,038			N/A
Compass 3	6,206			N/A
Compass 3-Level 2	427,983			N/A
Initial Class	N/A			20,565,184	6,862,020	(d)	27,427,204
Service Class	N/A			17,124,158	—		17,124,158

Total	1,096,227		37,689,342	6,862,020	(d)	44,551,362
Accumulation Unit Value/Net Asset Value per Share
Compass 2	$48.077	(c)	N/A			N/A
Compass 3	$35.117	(c)	N/A			N/A
Compass 3-Level 2	$18.963	(c)	N/A			N/A
Initial Class	N/A		$5.96	—		$5.96
Service Class	N/A		$5.91	—		$5.91

Shares outstanding have been rounded for presentation purposes.

(a)	Contract level net assets also include the net assets associated with the contract level reserve.
(b)	Net assets of the High Yield Variable Account acquired by the High Yield Portfolio.
(c)	Accumulation unit value does not reflect net assets associated with the reserve of each contract level.
(d)	If the reorganization had taken place on December 31, 2010, the High Yield Variable Account would have received 6,862,020 Initial Class shares, of the High Yield Portfolio. No assurances can be given as to the number of Reorganization Shares the High Yield Variable Account will receive on the Exchange Date. The foregoing is merely an example of what the High Yield Variable Account would have received had the reorganization been consummated on December 31, 2010, and should not be relied upon to reflect the amount that will be actually received on or after the Exchange Date.

Unaudited pro forma combined financial statements of the High Yield Variable Account and High Yield Portfolio as of December 31, 2010 and for the twelve-month period then ended are included in the Statement of Additional Information relating to the proposed reorganization. Because the Agreement provides that the High Yield Portfolio will be the surviving fund following the reorganization and because the High Yield Portfolio’s investment objective and policies will remain unchanged, the pro forma combined financial statements reflect the transfer of the assets and liabilities of the High Yield Variable Account to the High Yield Portfolio as contemplated by the Agreement.

The following table shows the capitalization of the Money Market Variable Account and the Money Market Portfolio as of June 30, 2011 on a pro forma combined basis, giving effect to the proposed acquisition of assets at net asset value as of that date:

	Money Market Variable Account		Money Market Portfolio		Pro Forma Adjustments		Combined Fund Pro Forma
Net Assets
Compass 2	$12,801,488	(a)	$	N/A	$—		$—
Compass 3	147,896	(a)		N/A	—		—
Compass 3-Level 2	13,699,250	(a)		N/A	—		—
Initial Class	N/A			174,327,538	$26,646,940	(b)	$200,974,478

Service Class	N/A		146,523,154	—		146,523,154
Total	$26,648,634	(a)	$320,850,692	$26,646,940	(b)	$347,497,632
Units/Shares outstanding
Compass 2	599,092		N/A
Compass 3	8,619		N/A
Compass 3-Level 2	1,050,343		N/A
Initial Class	N/A		174,453,166	26,646,940	(d)	201,100,106
Service Class	N/A		146,622,066	—		146,622,066
Total	1,658,054		321,075,232	26,646,940	(d)	347,722,172
Accumulation Unit Value/Net Asset Value per Share
Compass 2	$21.111	(c)	N/A			N/A
Compass 3	$17.183	(c)	N/A			N/A
Compass 3-Level 2	$13.005	(c)	N/A			N/A
Initial Class	N/A		$1.00	—		$1.00
Service Class	N/A		$1.00	—		$1.00

Shares outstanding have been rounded for presentation purposes.

(a)	Contract level net assets also include the net assets associated with the contract level reserve.
(b)	Net assets of the Money Market Variable Account acquired by the Money Market Portfolio.
(c)	Accumulation unit value does not reflect net assets associated with the reserve of each contract level.
(d)	If the reorganization had taken place on June 30, 2011, the Money Market Variable Account would have received 26,646,940 Initial Class shares, of the Money Market Portfolio. No assurances can be given as to the number of Reorganization Shares the Money Market Variable Account will receive on the Exchange Date. The foregoing is merely an example of what the Money Market Variable Account would have received had the reorganization been consummated on June 30, 2011, and should not be relied upon to reflect the amount that will be actually received on or after the Exchange Date.

The following table shows the capitalization of the Total Return Variable Account and the Total Return Portfolio as of June 30, 2011 on a pro forma combined basis, giving effect to the proposed acquisition of assets at net asset value as of that date:

	Total Return Variable Account		Total Return Portfolio		Pro Forma Adjustments	Combined Fund Pro Forma
Net Assets
Compass 2	$30,101,344	(a)	$	N/A	$—	$—
Compass 3	955,034	(a)		N/A	—	—

Compass 3-Level 2	65,622,477	(a)	N/A	—		-
Initial Class	N/A		558,252,776	$96,685,163	(b)	$654,937,939
Service Class	N/A		801,365,793	—		801,365,793
Total	$96,678,855	(a)	$1,359,618,569	$96,685,163	(b)	$1,456,303,732
Units/Shares outstanding
Compass 2	548,907		N/A
Compass 3	18,564		N/A
Compass 3-Level 2	2,600,875		N/A
Initial Class	N/A		31,920,595	5,528,025	(d)	37,448,620
Service Class	N/A		46,328,115	—		46,328,115
Total	3,168,346		78,248,710	5,528,025	(d)	83,776,735
Accumulation Unit Value/Net Asset Value per Share
Compass 2	$53.271	(c)	N/A			N/A
Compass 3	$51.448	(c)	N/A			N/A
Compass 3-Level 2	$25.114	(c)	N/A			N/A
Initial Class	N/A		$17.49	—		$17.49
Service Class	N/A		$17.30	—		$17.30

Shares outstanding have been rounded for presentation purposes.

(a)	Contract level net assets also include the net assets associated with the contract level reserve.
(b)	Net assets of the Total Return Variable Account acquired by the Total Return Portfolio.
(c)	Accumulation unit value does not reflect net assets associated with the reserve of each contract level.
(d)	If the reorganization had taken place on June 30, 2011, the Total Return Variable Account would have received 5,528,025 Initial Class shares, of the Total Return Portfolio. No assurances can be given as to the number of Reorganization Shares the Total Return Variable Account will receive on the Exchange Date. The foregoing is merely an example of what the Total Return Variable Account would have received had the reorganization been consummated on June 30, 2011, and should not be relied upon to reflect the amount that will be actually received on or after the Exchange Date.

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND STRATEGIES

The following discussions comparing the investment objectives, policies and strategies of each Account and its corresponding Portfolio is based upon and qualified in its entirety by the investment objectives, policies and strategies set forth in the prospectuses for each Account and each Portfolio dated April 30, 2011.

Money Market Variable Account/Money Market Portfolio

Investment Objective

MMVA’s investment objective is to seek a high level of current income consistent with preservation of capital and liquidity. MMVA’s objective may be changed without approval by Contract Owners or Payees. Money Market Portfolio’s investment objective is identical and can also be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests MMVA’s and Money Market Portfolio’s assets in U.S. dollar-denominated money market instruments and repurchase agreements.

In buying and selling investments for MMVA, MFS complies with industry-standard regulatory requirements for money market funds regarding credit quality, diversification, liquidity, and maturity. MFS stresses liquidity and income. MFS does not seek to maintain a single unit value of $1.00 per unit.

In buying and selling investments for the Money Market Portfolio, MFS seeks to comply with Securities and Exchange Commission rules for money market funds regarding credit quality, diversification, liquidity, and maturity. MFS stresses maintaining a stable $1.00 share price, liquidity, and income.

Historically, the portfolios of MMVA and Money Market Portfolio have had substantially similar investment characteristics.

High Yield Variable Account/High Yield Portfolio

Investment Objective

HYVA’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. HYVA’s objective may be changed without approval by Contract Owners or Payees. High Yield Portfolio’s investment objective is identical and can also be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of HYVA’s net assets in high income debt instruments.

MFS may invest HYVA’s assets in other types of debt instruments.

MFS may invest up to 100% of HYVA’s assets in lower quality debt instruments.

MFS may invest HYVA’s assets in foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses a bottom-up investment approach to buying and selling investments for HYVA. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of issuers’ current financial condition and current market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality, collateral characteristics, and indenture provisions, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systematically evaluate the structure of the debt instrument and its features may also be considered.

High Yield Portfolio’s principal investment strategies are identical to those of HYVA.

Capital Appreciation Variable Account/MFS Massachusetts Investors Growth Stock Portfolio

Investment Objective

CAVA’s investment objective is to seek capital appreciation. CAVA’s objective may be changed without approval by Contract Owners or Payees. MFS Massachusetts Investors Growth Stock’s investment objective is identical and can also be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests CAVA’s assets primarily in equity securities.

MFS focuses on investing CAVA’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest CAVA’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest CAVA’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for CAVA. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their current financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

With one exception, CAVA’s principal investment strategies are identical to those of Massachusetts Investors Growth Stock Portfolio. CAVA invests primarily in equity securities while Massachusetts Investors Growth Stock Portfolio invests at least 80% of its net assets in equity securities. MFS does not consider this difference to be material.

Government Securities Variable Account/Government Securities Portfolio

Investment Objective

GSVA’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. GSVA’s objective may be changed without approval by Contract Owners or Payees. Government Securities Portfolio’s investment objective is identical and can also be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of GSVA’s net assets in U. S. Government securities.

MFS generally invests substantially all of GSVA’s assets in investment grade debt instruments.

MFS may invest a relatively large percentage of GSVA’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses a bottom-up investment approach to buying and selling investments for GSVA. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of issuers’ current financial condition and current market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality, collateral characteristics, and indenture provisions, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systematically evaluate the structure of the debt instrument and its features may also be considered.

The principal investment strategies of Government Securities Portfolio are identical.

Global Governments Variable Account/Global Governments Portfolio

Investment Objective

GGVA’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. GGVA’s objective may be changed without approval by Contract Owners or Payees. Global Government Portfolio’s investment objective is identical and can also be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of GGVA’s net assets in U.S. and foreign government securities.

MFS normally invests GGVA’s assets primarily in debt instruments of the U.S. Government and of foreign governments in developed countries.

MFS may invest more than 25% of GGVA’s assets in one country or a limited number of countries.

MFS generally invests substantially all of GGVA’s assets in investment grade debt instruments.

GGVA is a non-diversified investment management company. This means that MFS may invest a relatively large percentage of GGVA’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS generally uses a top-down approach to buying and selling investments for GGVA. MFS allocates GGVA’s assets across countries and selects investments primarily based fundamental economic and financial analysis of the creditworthiness of each country and the relative value of countries’ external debt, currencies, and local market debt. MFS may consider economic and financial fundamentals, liquidity, duration, relative value, and other factors. Quantitative models that systematically evaluate these and other factors may also be considered.

The principal investment strategies of Global Governments Portfolio are identical to those of GGVA.

Total Return Variable Account/Total Return Portfolio

Investment Objective

TRVA’s investment objective is to seek total return. TRVA’s objective may be changed without approval by Contract Owners or Payees. Total Return Portfolio’s investment objective is identical to TRVA’s and can also be changed without shareholder approval.

Principal Investment Strategies

MFS invests TRVA’s assets in equity securities and debt instruments. Equity securities include common stocks, preferred stocks, securities convertible into common stocks, and depositary receipts for those securities. Debt instruments include corporate bonds, U.S. Government securities, collateralized instruments, municipal instruments, foreign government securities, inflation-adjusted bonds, and other obligations to repay money borrowed. MFS seeks to invest between 40% and 75% of TRVA’s assets in equity securities and at least 25% of TRVA’s assets in fixed-income senior securities.

MFS focuses on investing TRVA’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies).

While MFS may invest TRVA’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

Of TRVA’s investments in debt instruments, MFS generally invests substantially all of these investments in investment grade debt instruments.

MFS may invest TRVA’s assets in foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses a bottom-up investment approach to buying and selling investments for TRVA. Investments are selected primarily based on fundamental analysis of individual issuers and/or instruments in light of the issuer’s current financial condition and market, economic, political, and regulatory conditions. Factors considered for equity securities may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systematically evaluate the valuation, price and earnings momentum, earnings quality, and other factors of the issuer of an equity security or the structure of a debt instrument may also be considered.

The principal investment strategies of Total Return Portfolio are identical to those of TRVA.

PURCHASE AND REDEMPTION OF FUND SHARES

Net Asset Value

Each Portfolio/Account determines its net asset value per share (“NAV”) as of close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for trading. Each Portfolio/Account determines its NAV by a formula which in effect:

•	Adds the values of all securities investments and other assets;

•	Subtracts liabilities (including dividends payable); and

•	Divides by the number of shares outstanding.

To determine the value of each Portfolio/Account’s assets except for MMVA and MFS Money Market Portfolio, the Portfolio/Account’s investments for which reliable market quotations are readily available are valued at market value. Certain short term debt instruments are valued at amortized cost. To determine the value of MMVA’s and MFS Money Market Portfolio’s assets, the Portfolio/Account’s investments are generally valued at amortized cost.

The Boards of Trustees/Managers have delegated primary responsibility for determining or causing to be determined the value of each Portfolio/Account’s investments (including any fair valuation) to the Adviser pursuant to valuation policies and procedures approved by the Boards. If the Adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the Adviser in accordance with such procedures under the oversight of the Boards of Trustees/Managers.

Under each Portfolio/Account’s valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from third-party pricing services. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. In addition, investments may be valued at fair value if the Adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the value of each Portfolio/Account’s assets.

Account/Portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, a Portfolio/Account’s NAV may fluctuate on days when you do not have access to the Account/Portfolio to purchase or redeem shares.

Share Classes

Each Portfolio offers two classes of shares: the Initial Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan.

As part of the Reorganization, each Portfolio will issue Initial Class shares to be held by the New UIT in an amount equal to the value of the assets that the Portfolio receives from the corresponding Account, less the liabilities a Portfolio assumes. Following the Reorganization, Account Owners will have an indirect interest in a Portfolio’s Initial Class shares.

MORE INFORMATION ABOUT THE FUNDS

Management of the Accounts and the Trust

The Accounts’ and the Trust’s business and affairs are managed under the direction of their Boards of Managers and Board of Trustees, respectively. The Boards of Managers and the Board of Trustees have the power to amend their bylaws, to declare and pay dividends, and to exercise all the powers of the Accounts and the Trust, except those granted to the Account Owners/shareholders.

Investment Adviser

MFS, located at 500 Boylston Street, Boston, Massachusetts, serves as the investment adviser for each Portfolio. MFS is a majority-owned subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc. which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. MFS is a Delaware company, registered with the SEC as an investment adviser. MFS and its predecessor organizations have been managing mutual funds since 1924.

For further information about each Portfolio’s investment adviser, please see “Who will be the investment adviser of my Portfolio after the Reorganization?” above and the prospectus for each Portfolio.

The following chart lists the effective advisory fee rate for the most recently completed fiscal year, and portfolio manager(s) for each Portfolio other than the MFS Money Market Portfolio. The effective advisory fee rate for the MFS Money Market Portfolio’s most recently completed fiscal year was 0.198%. (This includes MFS’ voluntary management fee waiver to avoid a negative yield. The effective management fee for the Money Market Portfolio would be 0.50% if this voluntary waiver had been excluded.) The Trust’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Portfolios.

Portfolio	Portfolio Manager(s)	Effective advisory fee rate for the year ended December 31, 2010
MFS High Yield	William Adams David Cole	0.70%
MFS Massachusetts Invesors Growth Stock	Jeffrey C. Constantino	0.75%
MFS Government Securities	Geoffrey Schechter	0.55%
MFS Global Governments	Matthew Ryan Erik Weisman	0.75%
MFS Total Return	Derin Chitkara, William Douglas Steven Gorsham Richard Hawkins Joshua Marston Brooks Taylor	0.67%

The business experience for the past five years for each Portfolio Manager is as follows:

MFS High Yield Portfolio

William J. Adams	Employed in the investment area of MFS since 2009; Credit Analyst at MFS from 1997-2005

David P. Cole	Employed in the investment area of MFS since 2004

MFS Massachusetts Investors Growth Stock Portfolio

Jeffrey Constantino	Employed in the investment area of MFS since 2006

MFS Government Securities Portfolio

Geoffrey L. Schechter	Employed in the investment area of MFS since 1993

MFS Global Governments Portfolio

Matthew W. Ryan	Employed in the investment area of MFS since 2002

Erik S. Weisman	Employed in the investment area of MFS since 2004

MFS Total Return Portfolio

Brooks A. Taylor	Employed in the investment area of MFS since 2004

Nevin P. Chitkara	Employed in the investment area of MFS since 2006

William P. Douglas	Employed in the investment area of MFS since 2004

Steven R. Gorham	Employed in the investment area of MFS since 2002

Richard O. Hawkins	Employed in the investment area of MFS since 2005

Joshua P. Marston	Employed in the investment area of MFS since 1999

A discussion regarding the basis for the Board of Trustees’ most recent approval of the investment advisory contracts for the Portfolios of the Trust whose shares are being offered by this Proxy Statement/Prospectus is available in the Trust’s annual report to shareholders for the twelve-month period ended December 31, 2010.

Distributions and Federal Income Tax Considerations

The policy of each Portfolio is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. A Portfolio may distribute net realized gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional Portfolio shares of the same class of the Portfolio at no charge.

Because all of the shares of the Trust’s Portfolios will be owned directly or indirectly by insurance companies, except where specifically stated, this Proxy Statement/Prospectus does not discuss the federal income tax consequences at the Account Owner level.

PROPOSAL 7

To Elect a Board of Managers

Overview of the Board of Managers

Each Account is under the general supervision of a Board of Managers (the “Board”). The members of the Board (except Ms. Kean) have each been elected by Account Owners. Members of the Boards of Managers and officers of all six Accounts are the same. MFS is responsible for the investment management of each Account’s assets and for providing a variety of other administrative services to each Account. The officers of each Account are responsible for its operations.

The Board consists of seven Managers, six of whom are not “interested persons” (as defined in the 1940 Act) of each Account (each an “Independent Manager” and collectively the “Independent Managers”). An Independent Manager serves as Chair of the Managers. For a description of the Managers, see “Current Managers” below on pages [    ] of this Prospectus/Proxy Statement. There are four standing Committees of the Board, to which the Board has delegated certain authority and oversight responsibilities. For a description of the oversight functions of each of the Committees, see “Committees” on pages [    ] of this Prospectus/Proxy Statement. In connection with each of the Board’s regular meetings, the Managers meet separately from MFS with their counsel and with each Account’s Independent Chief Compliance Officer. The Board reviews its leadership structure periodically and believes that its structure is appropriate to enable the Board to exercise its oversight of each Account.

Each Account has retained MFS as investment adviser and administrator. MFS provides each Account with investment advisory services, and is responsible for day-to-day administration of each Account and management of the risks that arise from each Account’s investments and operations. Employees of MFS serve as each Account’s officers, including each Account’s principal executive officer. The Board provides oversight of the services provided by MFS, including the risk management activities. In addition, each Committee of the Board provides oversight of MFS’ risk management activities with respect to the particular activities within the Committee’s purview. In the course of providing oversight, the Board and the Committees receive a wide range of reports on each Account’s activities, including regarding each Account’s investment portfolio, the compliance of each Account with applicable laws, and each Account’s financial accounting and reporting. The Board and the relevant Committees meet periodically with MFS’ Chief Regulatory Officer, MFS’ Chief Investment Risk Officer and other appropriate officers to receive reports on MFS’ risk management activities. The Board also meets periodically with each Account’s Independent Chief Compliance Officer to receive reports regarding the compliance of each Account with the federal securities laws and each Account’s internal compliance policies and procedures. In addition, the Board meets periodically with the portfolio managers of each Account to receive reports regarding the management of the Account, including each Account’s investment risks.

Purpose of Election of Managers

In May 2011, MFS recommended that the Managers consider and approve a plan for the transition of the oversight and supervision of the Accounts and the Trust to the Nominated Board (as defined below). As of January 1, 2011 each Nominee (as defined below) served as a board member of 105 funds within the MFS Family of Funds. MFS and the Board believe that (i) a single Board overseeing any remaining Accounts and all of the funds within the MFS Family of Funds may enhance that Board’s efficiency; (ii) realigning the Boards into one Board may reduce certain fund expenses, such as costs associated with Board member compensation, holding Board meetings and committee meetings; (iii) reporting to a single board will reduce the administrative costs and burden on fund management that are inherent in reporting to two Boards, including the significant reduction in the volume of Board materials required to be prepared by Fund and Account management and other service providers for each of the Board meetings; and (iv) reporting to a single Board will reduce the portfolio management time dedicated to keeping multiple Boards up to date on performance and portfolio management issues.

With respect to the Accounts, at their July 13, 2011 meeting, the Managers approved submitting to the Account Owners approval of the conversion of each Account to a sub-account of the New UIT as described above and the election of the Nominated Board in the event that the Account Owners do not approve the Reorganization for one or more of the Accounts.

In light of MFS’ proposal, the current Managers, Messrs. J. Kermit Birchfield, Robert C. Bishop, Frederick H. Dulles, David D. Horn, Ronald G. Steinhart, and Haviland Wright, and Ms. Marcia A. Kean, are each not standing for election as Manager. In the event that the Account Owners do not approve the Reorganization of one or more of the Accounts, the Compliance and Governance Committee has selected, nominated, and recommended that the Board nominate, for election by Account Owners and other persons entitled to vote, each of Messrs. Robert E. Butler, David H. Gunning, William R. Gutow, Michael Hegarty, John P. Kavanaugh, Robert J. Manning, J. Dale Sherratt, and Robert W. Uek, and Mss. Maureen R. Goldfarb and Laurie J. Thomsen (each a “Nominee”, and together the “Nominated Board”) to hold office until his or her successor is elected and qualified. The Board has nominated each of the individuals selected and nominated by the Committee and fixed the number of Managers of each Account at ten, effective January 1, 2012, pursuant to each Account’s Amended and Restated Rules and Regulations, subject to the election and qualification of the Nominees at the Special Meeting of Account Owners. There are ten nominees, nine of whom are not “interested persons” (as defined in the 1940 Act) of the Accounts. Each Nominee has agreed to serve as a Manager of each Account if elected. The Board recommends that you vote in favor of their election. For a description of each Nominee, see “Nominees for Election as Manager” on pages [    ] of this Prospectus/Proxy Statement.

It is intended that, absent contrary instructions, proxies will be voted in favor of electing each of Messrs. Butler, Gunning, Gutow, Hegarty, Kavanaugh, Manning, Sherratt, and Uek, and Mss. Goldfarb and Thomsen as Manager of an Account in the event that a majority of the voting securities of such Account does not approve the Reorganization as described above in Item 1. If, before the Meeting, any Nominee refuses or is unable to serve, or if any of the Nominees is unavailable at the time of the Meeting, and such refusal or inability to serve or unavailability is not anticipated, the Managers may vote for other nominees at their discretion, or the Managers may fix the number of Managers at fewer than ten for an Account. Under the terms of each Account’s retirement policy, the Managers have a mandatory retirement age of 73 years, except two current Managers (Messrs. Birchfield and Horn) have a mandatory retirement age of 78, and the Board of Managers may, in its discretion, determine prior to the end of the calendar year in which a Manager shall otherwise retire to extend the term of such Manager for a maximum of two additional one-year periods. With respect to Mr. Sherratt, subject to his election by Account Owners, the Board has agreed to a one-year extension of his eligibility to serve as a Manager from January 1, 2012 through December 31, 2012, subject to Board approval for a second one-year extension for the 2013 calendar year pursuant to the retirement policy.

Effective January 1, 2012 through December 31, 2012, it is anticipated that Messrs. Birchfield, Bishop, Dulles, Horn, Steinhart, and Wright, and Ms. Kean will each serve as a member of an advisory Board to MFS with respect to the anticipated transition of the oversight of the Trust to a new Board. MFS will compensate each member of the advisory board at a rate equal to $36,000 per annum, plus a meeting fee of $5,000 per meeting. In addition, MFS will compensate the Chair of the advisory board an additional $15,000 per annum. The compensation of the advisory board and Chair will be borne entirely by MFS.

Current Managers

The following table presents certain information regarding the current Managers of each Account, including their principal occupations, which, unless specific dates are shown, are of more than five years duration, although the titles may not have been the same throughout. Additional information about each Manager follows the table.

Name, Age	Position(s) Held with Fund	Manager/Officer Since(h)	Principal Occupation During the Past Five Years	Other Directorships(j)
INTERESTED MANAGERS

David D. Horn(k) age 70	Board Member	April 1986	Private investor

Name, Age	Position(s) Held with Fund	Manager/Officer Since(h)	Principal Occupation During the Past Five Years	Other Directorships(j)
INDEPENDENT MANAGERS

J. Kermit Birchfield age 71	Chairman	May 1997	Private investor

Robert C. Bishop age 68	Board Member	May 2001	AutoImmune, Inc. (pharmaceutical product development), Chairman, President and Chief Executive Officer	Caliper Life Sciences Corp. (laboratory analytical instruments), Chairman; Millipore Corporation (purification/filtration products), Director (until July 2010)

Frederick H. Dulles age 69	Board Member	May 2001	Dulles International Law LLC (law firm), Senior Lawyer (since 2009)

Marcia A. Kean age 63	Board Member	April 2005	Feinstein Kean Healthcare (consulting), Chief Executive Officer

Ronald G. Steinhart age 71	Board Member	May 2001	Private investor	Penske Automotive Group (automotive retailer), Director; Animal Health International, Inc. (animal health products), Director (since 2007); Texas Industries (concrete/ aggregates/cement), Director (since 2007); Susser Holdings Corporation (retail convenience stores and distributor of wholesale motor fuel), Director (since 2009); Penson Worldwide, Inc. (securities clearance), Director (until 2008)

Haviland Wright age 63	Board Member	May 2001	X-Change Corp. (multi-media web services), Director (since 2010)

(h)	Date first appointed to serve as Manager/Trustee/Officer of an MFS/Sun Life Product. Each Manager has served continuously since appointment.

(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of Sun Life of Canada (U.S.), within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the Accounts. The address of Sun Life of Canada (U.S.) is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

All Managers of the Accounts are also Trustees of the Trust.

The Accounts do not hold annual meetings for the purpose of electing Managers, and Managers are not elected for fixed terms. This means that each Manager is elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

The following provides an overview of the considerations that led the Board to conclude that each individual serving as a member of the Board of Managers of the Accounts should so serve. The current members of the Board have joined the Board at different points in time since 1986. Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with the other members of the Board; (iii) the individual’s prior experience, if any, serving on the boards of public companies (including, where relevant, other investment companies) and other complex enterprises and organizations; and (iv) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each current Board member, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Accounts, were a significant factor in the determination that the individual should serve as a Member of the Board. Following is a summary of each member’s professional experience and additional considerations that contributed to the Board’s conclusion that an individual should serve on the Board:

J. Kermit Birchfield

Mr. Birchfield’s experience as senior executive of several public and private companies, including service as general counsel, chief financial officer, and chief executive officer, and as a director of both public and private companies, gives him an extensive understanding of regulatory, financial reporting, and corporate governance issues. His fourteen years of service as an independent member of the Board of Managers of the Accounts, including eight years as independent chairman, have given him extensive knowledge about the Accounts’ operations.

Robert C. Bishop

Mr. Bishop’s experience as chairman, president, and chief executive officer of a pharmaceutical product development company, along with his service as a director of other public and private companies, gives him an extensive knowledge of regulatory, financial reporting, and management issues. His ten years of experience as an independent member of the Board of Managers of the Accounts have given him extensive knowledge about the Accounts’ operations.

Frederick H. Dulles

Mr. Dulles’ thirty-eight years experience as a corporate lawyer has included both private practice and in-house legal positions, practicing law in both the United States and Europe. His legal background provides him with extensive knowledge of regulatory, business, financial reporting, and corporate governance matters. In addition, his ten years as an independent member of the Board of Managers of the Accounts have given him extensive knowledge about the Accounts’ operations.

David D. Horn

Mr. Horn’s prior thirty years experience with Sun Life Assurance Company of Canada, the parent company of MFS, first as counsel and then as senior vice president and general manager of the U.S. operations of Sun Life, along with his prior service as an officer and a director of Sun Life’s U.S. subsidiaries, gives him an extensive knowledge of legal, management, investment, financial, marketing, and insurance matters. His twenty-five years experience as a member of the Board of Managers of the Accounts have given him extensive knowledge about the Accounts’ operations.

Marcia A. Kean

Ms. Kean’s experience as senior executive of several public and private companies, along with her current position as chief executive officer of a private health care consulting company, gives her an extensive knowledge of marketing, regulatory, operational, and corporate governance issues. Her six years of service as an independent member of the Board of Managers of the Accounts have given her extensive knowledge about the Accounts’ operations.

Ronald G. Steinhart

Mr. Steinhart’s experience includes more than thirty years as an executive in the commercial banking industry, including senior positions at two major banks. In addition, he currently serves as a director of several public companies. This experience gives him an extensive knowledge of financial reporting, management, and corporate governance issues. His ten years of experience as an independent member of the Board of Managers of the Accounts have given him extensive knowledge about the Accounts’ operations.

Haviland Wright

Mr. Wright’s experience includes service as a senior executive of several public and private technology companies, and work as an audit manager for a major independent accounting firm. He currently serves as director of a software development company and director, chief executive officer, and president of a multi-media web services company. This background gives him a broad understanding of marketing, information technology, financial reporting, and corporate governance issues. His ten years of experience as an independent member of the Board of Managers of the Accounts have given him extensive knowledge about the Accounts’ operations.

Each Account pays the Board Members an annual fee plus a fee for each meeting attended. In addition, the Members are reimbursed for their out-of-pocket expenses. Please see “Compensation Table” on pages [    ] of this Proxy Statement.

Nominees for Election as Manager

The following table presents certain information regarding the Nominees, including their principal occupations, which, unless specific dates are shown, are of more than five years duration, although the titles may not have been the same throughout. Additional information about each nominee follows the table.

Name, Age	Position(s) To Be Held with Variable Accounts	Trustee Since(h)	Principal Occupations During the Past Five Years	Other Directorships(j)
INTERESTED MANAGERS

Robert J. Manning(k) age 47	Manager	February 2004	Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until December 2009); Chief Investment Officer (until July 2010)
INDEPENDENT MANAGERS

David H. Gunning age 69	Manager and Chair of Managers	January 2004	Retired; Cleveland-Cliffs Inc. (mining products and service provider), Vice Chairman/Director (until May 2007)	Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman; Portman Limited (mining), Director (until 2008)

Name, Age	Position(s) To Be Held with Variable Accounts	Trustee Since(h)	Principal Occupations During the Past Five Years	Other Directorships(j)
Robert E. Butler age 69	Manager	January 2006	Consultant – investment company industry regulatory and compliance matters

Maureen R. Goldfarb age 56	Manager	January 2009	Private investor

William R. Gutow age 69	Manager	December 1993	Private investor and real estate consultant; Capital Entertainment Management Company (video franchise), Vice Chairman	Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007); Texas Donuts (donut franchise), Vice Chairman (until 2010)

Michael Hegarty age 66	Manager	December 2004	Private investor

John P. Kavanaugh age 56	Manager	January 2009	Private investor; The Hanover Insurance Group, Inc., Vice President and Chief Investment Officer (until 2006); Allmerica Investment Trust, Allmerica Securities Trust and Opus Investment Trust (investment companies), Chairman, President and Trustee (until 2006)

J. Dale Sherratt age 72	Manager	June 1989	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner

Name, Age	Position(s) To Be Held with Variable Accounts	Trustee Since(h)	Principal Occupations During the Past Five Years	Other Directorships(j)
Laurie J. Thomsen age 54	Manager	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (property and casualty insurance), Director

Robert W. Uek age 70	Manager	January 2006	Consultant to investment company industry

(h)	Date first appointed to serve as Trustee of an MFS fund. Each Nominee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee of certain MFS funds other than the Accounts or the Trust.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of each Account within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the Account, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116

Each Nominee serves as Trustee of certain other funds of which MFS or a subsidiary is the investment adviser or distributor. As of January 1, 2011, the Nominees served as Trustees of 105 funds within the MFS Family of Funds.

The following provides an overview of the considerations that led the Board to nominate each Nominee for election as a Manager. The Nominees have joined the Board of other MFS funds at different points in time since 1989. Generally, no one factor was decisive in the nomination of a Nominee. Among the factors the Board considered when concluding to nominate an individual for election as a Manager were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with the other members of the Board; (iii) the individual’s prior experience, if any, serving on the boards of public companies (including, where relevant, other investment companies) and other complex enterprises and organizations; and (iv) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each Nominee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Accounts, were a significant factor in the determination to nominate the individual for election as a Manager of each Account. Following is a summary of each Nominee’s professional experience and additional considerations that contributed to the Board’s conclusion to nominate each individual for election to the Board:

Robert E. Butler, CPA

Mr. Butler has substantial accounting and compliance consulting experience for clients in the investment management industry. Mr. Butler was a partner at PricewaterhouseCoopers LLP (“PWC”) (including its predecessor firms) for 24 years, and led the firm’s National Regulatory Compliance Consulting Group, specializing in compliance consulting for investment management clients, including mutual funds and investment advisers. During his tenure at PWC, he served for ten years as a consultant to the independent directors/trustees for two major fund groups during their contract deliberation processes. He also conducted branch reviews of insurance broker/dealers selling variable products. Since retiring from PWC, Mr. Butler has worked as a consultant to mutual fund boards and investment advisers on regulatory and compliance matters. He has served as, or assisted, the Independent Compliance Consultant in conjunction with the implementation of SEC market timing orders at three major fund groups.

Maureen R. Goldfarb

Ms. Goldfarb has substantial executive and board experience at firms within the investment management industry. She was the Chief Executive Officer and Chairman of the Board of Trustees of the John Hancock Funds and an Executive Vice President of John Hancock Financial Services, Inc. Prior to joining John Hancock, Ms. Goldfarb was a Senior Vice President with Massachusetts Mutual Life Insurance Company. She also held various marketing, distribution, and portfolio management positions with other investment management firms. Ms. Goldfarb is a former member of the Board of Governors of the Investment Company Institute.

David H. Gunning

Mr. Gunning has substantial executive and board experience at publicly-traded and privately-held companies, including past service as the Vice Chairman and a director of Cleveland-Cliffs Inc. (now Cliffs Natural Resources Inc.), a director of Lincoln Electronic Holdings, Inc., and a director of Southwest Gas Corp. He is the former Chairman and Chief Executive Officer of Capitol American Financial Corp. Mr. Gunning is also a former partner and head of the corporate department of Jones Day, a large international law firm.

William R. Gutow

Mr. Gutow is the Vice Chairman of Capitol Entertainment Management Company. He has substantial senior executive experience at a publicly-traded company and various privately held companies as well as board experience at privately held companies and non-profits. Mr. Gutow served as the Senior Vice President of Real Estate and Property Development for Zale Corporation. Mr. Gutow has substantial investment company board experience, having served on boards of trustees responsible for oversight of funds in the MFS family of funds for over 17 years.

Michael Hegarty

Mr. Hegarty has substantial senior executive and board experience at firms within the financial services industry, as well as board experience at publicly-traded and privately held companies. He served as the Vice Chairman and Chief Operating Officer of AXA Financial and as the President and Chief Operating Officer of The Equitable Life Assurance Society. Mr. Hegarty also served as Vice Chairman of Chase Manhattan Corporation and Chemical Bank. He is a former director of Alliance Capital Management Corporation, which serves as the general partner of a publicly-traded investment adviser, and a former trustee of investment companies in the EQ Advisers Trust family of funds.

John P. Kavanaugh

Mr. Kavanaugh has substantial executive, investment management, and board experience at firms within the investment management industry, as well as board experience for other investment company families. Mr. Kavanaugh was the Vice President and Chief Investment Officer of The Hanover Insurance Group, Inc., and the President and Chairman of Opus Investment Management, Inc., an investment adviser. He also served as a trustee for various investment company complexes. Mr. Kavanaugh held research analyst and portfolio management positions with Allmerica Financial and PruCapital, Inc.

Robert J. Manning

Mr. Manning is Chairman and Chief Executive Officer of MFS (the MFS Funds’ investment adviser) and in this capacity heads MFS’ Board of Directors. He has substantial executive and investment management experience, having worked for MFS for 26 years. He also is a member of the Board of Directors of MFS.

J. Dale Sherratt

Mr. Sherratt is the President of Insight Resources and the Managing General Partner of Wellfleet Investments. He was a senior executive at Colgate-Palmolive and the Chief Executive Officer of the Kendall Company in Boston, Massachusetts. Mr. Sherratt has held senior executive positions at various healthcare technology companies, and served on the boards of directors of publicly-traded companies and numerous early stage technology companies. Mr. Sherratt has substantial investment company board experience, having served on boards of trustees responsible for oversight of funds in the MFS family of funds for over 21 years.

Laurie J. Thomsen

Ms. Thomsen has substantial venture capital financing experience, as well as board experience at publicly-traded and privately-held companies. Ms. Thomsen was a co-founding General Partner of Prism Venture Partners, a venture capital firm investing in healthcare and technology companies and served as an Executive Partner of New Profit, Inc., a venture philanthropy firm. Prior to that, she was a General Partner at the venture capital firm, Harbourvest Partners.

Ms. Thomsen is a director of The Travelers Companies, Inc. and a trustee of Williams College. She is a former director of Travelers Property Casualty Corp. and New Profit.

Robert W. Uek

Mr. Uek has substantial accounting and consulting experience for clients in the investment management industry. Mr. Uek was a partner in the investment management industry group of PWC, and was the chair of the investment management industry group for Coopers & Lybrand. He also has served as a consultant to mutual fund boards. Mr. Uek previously served on the boards of trustees of investment companies in the TT International family of funds and Hillview Capital family of funds. Mr. Uek is a former Chairman of the Independent Directors Council, a unit of the Investment Company Institute that serves the mutual fund independent director community.

Information about each Account, including information about its investment adviser and administrator, independent registered public accounting firm, and executive officers appears under “Account Information” beginning on [page #] of this Prospectus/Proxy Statement.

THE BOARD, INCLUDING THE INDEPENDENT MANAGERS, UNANIMOUSLY RECOMMENDS THAT THE ACCOUNT OWNERS OF EACH ACCOUNT VOTE TO ELECT EACH OF THE NOMINEES AS MANAGERS OF EACH ACCOUNT.

Committees

The Board meets regularly throughout the year to discuss matters and take certain actions relating to the Accounts. The Board has several standing committees, which are described below.

Name of Committee	Number of Meetings in Last Fiscal Year	Functions	Current Managers(1)
AUDIT COMMITTEE	4	Provides oversight with respect to the accounting and auditing procedures of the Accounts and, among other things, selection of the independent registered public accounting firm for the Accounts and considers the scope of the audit and the effect on the independence of those accountants of any non-audit services such accountants provide to the Accounts and any audit or non-audit services such accountants provide to other MFS funds, MFS and/or certain affiliates; pre-approves audit and permissible non-audit services of independent registered public accounting firm.	Birchfield*, Bishop*, and Wright*

COMPLIANCE AND GOVERNANCE COMMITTEE	5	Responsible for oversight of the development and implementation of the Accounts’ compliance policies, procedures and practices under the 1940 Act and other applicable Laws as well as oversight of compliance policies of the Accounts’ investment adviser and certain other service providers as they relate to Account activities. The Accounts’ Independent Chief Compliance Officer reports directly to the Committee and assists the Committee in carrying out its responsibilities. The Committee also recommends qualified candidates to the Board in the event that a position is vacated or created. Reviews and articulates the governance structure of the Board of Managers. Administers and approves all elements of Compensation for the Managers who are not “interested persons” of the Accounts Trust as defined in the 1940 Act or affiliated with the Accounts’ investment adviser. The Committee would consider recommendations by Account Owners if a vacancy were to exist. Account Owners wishing to recommend Manager candidates for consideration by the Committee may do so by writing the Accounts’ Secretary. Such suggestions must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee to consideration of his or her name by the Committee.	Birchfield*, Dulles*, and Kean*

DISTRIBUTION COMMITTEE	5	Responsible for oversight of the means by which shares of the Funds are sold, expenditures by the Funds’ distributor of amounts paid under the Funds’ Rule 12b-1 plans, the nature and quality of administrative services provided to the Accounts, and the overall level of servicing provided to Account Owners.	Horn, Bishop*, and Wright*

OPERATIONS COMMITTEE	5	Reviews MFS’ process and procedures, internal controls, and compliance monitoring relating to portfolio trading, best execution and brokerage costs and trade allocations. Reviews procedures for the valuation of securities and periodically reviews information from MFS regarding fair value and liquidity determinations made pursuant to the board-approved procedures, and makes related recommendations to the full Board and, if requested by MFS, assists MFS’ internal valuation committee and/or the full Board in resolving particular valuation matters. Reviews on an ongoing basis the Accounts’ proxy voting policies and procedures and recommends the establishment and periodic modifications of such policies and procedures to the full Board.	Horn, Birchfield*, Bishop*, Dulles*, Kean*, Steinhart,* and Wright*

(1)	The Managers’ identification and background are set forth above.

*	Independent Manager.

The Managers generally hold at least five regular meetings each calendar year. These regular meetings take place over a two-day period. The performance and operations of each Account is reviewed by the Managers at each meeting and more in-depth reviews of particular Accounts are conducted by the Managers throughout the year. During the fiscal year ended December 31, 2010, each Account held five Board meetings. Each Manager attended at least 75% of the Board and applicable committee meetings noted for each Account.

Compliance and Governance Committee

The Trustees have adopted a written charter for the Compliance and Governance Committee. A copy of the Committee’s charter is attached to this Proxy Statement as Appendix 2.

Each Account’s Compliance and Governance Committee consists only of Independent Managers.

The Compliance and Governance Committee requires that Manager candidates have a college degree or equivalent business experience, but has not otherwise established specific, minimum qualifications that must be met by an individual to be considered by the Committee for nomination as a Manager. The Compliance and Governance Committee may take into account a wide variety of factors in considering Manager candidates, including, but not limited to: (i) availability and commitment of a candidate to attend meetings and perform his or her responsibilities to the Board; (ii) relevant industry and related experience; (iii) educational background; (iv) financial expertise; (v) an assessment of the candidate’s ability, judgment and expertise; (vi) overall diversity of the composition of the Board; and (vii) such other factors as the Committee deems appropriate. While the Committee has not adopted a particular definition of diversity, when considering a nominee’s and the Board’s diversity, the Committee generally considers the manner in which each nominee’s professional experience, expertise in matters that are relevant to the oversight of the Accounts (e.g., investment management, distribution, accounting, trading, compliance, legal), general leadership experience, and life experience (including with respect to gender and ethnicity) are complementary and, as a whole, contribute to the ability of the Board to oversee the Accounts. The Compliance and Governance Committee may consider candidates for Manager recommended by each Account’s current Managers, officers or shareholders or by MFS or any other source deemed appropriate by the Compliance and Governance Committee. The Compliance and Governance Committee may, but is not required to, retain a third-party search firm at the applicable Account’s expense to identify potential candidates.

The Compliance and Governance Committee will review and consider nominees recommended by Account Owners to serve as Manager, provided that the recommending Account Owner follows the procedure for Account Owners to submit nominee candidates under Federal securities law and applicable state law, if any.

The Compliance and Governance Committee has full discretion to reject nominees recommended by Account Owners, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board of a Account.

Share Ownership

Because the Managers, officers, and Nominees are not eligible to purchase shares of any Account, no Manager, officer, or Nominee had an ownership interest in the Accounts or any other fund supervised by the Board as of the date of this Prospectus/Proxy Statement.

Each Nominee beneficially owned on an aggregate basis over $100,000 in all MFS funds overseen by the Nominee, as of the date of this Prospectus/Proxy Statement.

Account Owner Communications with the Board of Managers

Account Owners may mail written communications to the Board of Managers, [Name of Account], c/o Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116, Attention: Frank Tarantino, Independent Chief Compliance Officer. Account Owner communications must (i) be in writing and be signed by the Account Owner, (ii) identify the Account to which they relate and (iii) identify the number of units held by the Account Owner. Each Account’s Independent Chief Compliance Officer (“ICCO”) is responsible for reviewing all properly submitted Account Owner communications. The ICCO shall either (i) provide a copy of each properly submitted Account Owner communication to the Board at its next regularly scheduled meeting or (ii) if the ICCO determines that the communication requires more immediate attention, forward the communication to the Chair of the Managers promptly after receipt. The ICCO may, in good faith, determine that an Account Owner communication should not be provided to the Board because it is ministerial in nature (such as a request for Account literature, unit data or financial information). The ICCO may in such cases forward the communication to the appropriate party or parties at MFS. This process does not apply to (i) any communication from an officer or Manager of a Account, (ii) any communication from an employee or agent of an Account, unless such communication is made solely in such employee’s or agent’s capacity as an Account Owner or (iii) any Account Owner proposal submitted pursuant to Rule l4a-8 under the Securities Exchange Act of 1934, as amended, or any communication made in connection with such a proposal. Each Account’s Managers are not required to attend an Account’s Account Owner meetings or to otherwise make themselves available to Account Owners for communications, other than pursuant to the aforementioned process.

Each Account’s Rules and Regulations currently provide that an Account will indemnify its Managers and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Account, unless it is finally adjudicated or, in case of a settlement, it has been determined by Managers not involved in the matter or independent legal counsel, that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Account or that they engaged in willful misfeasance or acted with bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

Compensation Table – Current Managers

Manager Compensation Table

The fees paid by each Account are set forth below:

		Manager Fees(1)
Name and Position	Capital Appreciation Variable Account(1)	Global Governments Variable Account(1)	Government Securities Variable Account(1)	High Yield Variable Account(1)
Interested Manager
David D. Horn	$2,017	$116	$934	$626
Non-Interested Managers
J. Kermit Birchfield	$2,583	$149	$1,196	$801
Robert C. Bishop	$2,017	$116	$934	$626
Frederick H. Dulles	$2,017	$116	$934	$626
Marcia A. Kean	$2,017	$116	$934	$626
Ronald G. Steinhart	$2,017	$116	$934	$626
Haviland Wright	$2,017	$116	$934	$626

Name and Position	Money Market Variable Account(1)	Total Return Variable Account(1)
Interested Manager
David D. Horn	$518	$1,611
Non-Interested Managers
J. Kermit Birchfield	$663	$2,063
Robert C. Bishop	$518	$1,611
Frederick H. Dulles	$518	$1,611
Marcia A. Kean	$518	$1,611
Ronald G. Steinhart	$518	$1,611
Haviland Wright	$518	$1,611

(1)	Information provided for the fiscal year ended December 31, 2010. Each Manager oversees 31 funds in the MFS Family of Funds as of December 31, 2010.

The total compensation from the Accounts and other funds in the MFS Family of Funds is set forth below:

Manager Name	Total Compensation Paid by MFS Family of Funds(2)
J. Kermit Birchfield	$137,000
Robert C. Bishop	$107,000
Frederick H. Dulles	$107,000
David D. Horn	$107,000
Marcia Kean	$107,000
Ronald G. Steinhart	$107,000
Haviland Wright	$107,000

(2)	For calendar year 2010 for 31 funds.

Compensation Table -

Nominees for Election as Manager

The table below shows the total compensation paid to the Nominees for calendar year 2010 for 96 funds. The Nominees have not received compensation from the Accounts. Robert J. Manning receives no compensation from any fund or Account for his services as Manager or Trustee.

Nominee Name	Total Compensation Paid by MFS Family of Funds
Robert E. Butler	$253,990
Maureen R. Goldfarb	$242,990
David H. Gunning	$307,990
William R. Gutow	$242,990
Michael Hegarty	$252,990
John P. Kavanaugh	$243,990
J. Dale Sherratt	$253,990
Laurie J. Thomsen	$252,990
Robert W. Uek	$260,240

Retirement Benefit Deferral Plan — Under a Retirement Benefit Deferral Plan, certain Nominees have deferred benefits from a prior retirement plan for certain MFS funds, not including the Accounts. The value of the benefits is periodically readjusted as though the Manager had invested an equivalent amount in Class A shares of other MFS fund(s), not including any Account, designated by such nominee. The value of the deferred benefits will be paid to the nominees upon retirement or thereafter. The plan does not obligate any fund or Account to retain the services of any Manager or pay any compensation to any Manager. The plan is not funded and the funds and Accounts are not obligated to pay the Nominee’s deferred compensation.

ACCOUNT INFORMATION

This section provides certain information about the Accounts, including information about their investment adviser and administrator, independent registered public accounting firm, and executive officers.

Investment Adviser and Administrator

Each Account engages MFS, a Delaware corporation with offices at 500 Boylston Street, Boston, Massachusetts 02116, as its investment adviser and administrator. MFS is a majority-owned subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which is a majority-owned subsidiary of Sun Life Financial (U.S.) Holdings, Inc., 500 Boylston Street, Boston, Massachusetts 02116, which in turn is a wholly-owned subsidiary of Sun Life Assurance Company of Canada—U.S. Operations Holdings, Inc., One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481 (“Sun Life U.S. Operations”). Sun Life U.S. Operations is a wholly-

owned subsidiary of Sun Life Financial Corp., 150 King Street West, Toronto, Canada MSH 1J9, which in turn is a wholly-owned subsidiary of Sun Life Financial Inc.

Independent Registered Public Accounting Firm

The Board of Managers has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to each Account. Each Account has a fiscal year end of December 31. Deloitte has no direct or material indirect interest in any Account. Representatives of Deloitte are not expected to be present at the Meeting, but they will have the opportunity to make a statement if they wish, and they will be available should any matter arise requiring their presence.

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Accounts and all permissible non-audit services rendered to MFS or various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Account (“Service Affiliates”) if the services relate directly to the operations and financial reporting of an Account. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

The tables in the section entitled “Independent Registered Public Accounting Firm Fees” describe for each Account’s two most recent fiscal years the fees billed by Deloitte to each Account for (a) all audit and non-audit services provided directly to each Account and (b) those non-audit services provided to Service Affiliates that relate directly to each Account’s operations and financial reporting under the following captions:

Audit Fees — fees related to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees — fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under “Audit Fees”, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

Tax Fees — fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis reviews.

All Other Fees — fees for products and services provided to an Account by Deloitte other than those reported under “Audit Fees”, “Audit- Related Fees” and “Tax Fees,” including fees for services related to analysis of certain portfolio holdings, review of internal controls and review of Rule 38a-1 compliance program.

The tables in the section entitled “Independent Registered Public Accounting Firm Fees” also set forth the aggregate fees billed by Deloitte (the “Independent Registered Public Accounting Firm”) for each Account’s two most recent fiscal years for non-audit services rendered to each Account and each Account’s Service Affiliates.

The Audit Committee has considered whether the provision by each Account’s Independent Registered Public Accounting Firm of non-audit services to each Account’s Service Affiliates that were not pre-approved by the Audit Committee (because such services did not relate directly to the operations and financial reporting of each Account) was compatible with maintaining the independence of the Independent Registered Public Accounting Firm as each Account’s principal auditor.

Account Officers

The following table provides information about the current officers of each Account including their principal occupations, which, unless specific dates are shown, are of more than five years duration, although the titles may not have been the same throughout. The officers of the Accounts hold similar positions for the Trust and other funds in the MFS Family of Funds. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Name, Age	Position(s) Held with Fund	Manager/Officer Since(h)	Principal Occupation During the Past Five Years	Other Directorships(j)
OFFICERS

Maria F. DiOrioDwyer(n) age 52	President	November 2005	Massachusetts Financial Services Company, Executive Vice President and Chief Regulatory Officer; Chief Compliance Officer (since December 2006)

Christopher R. Bohane(n) age 37	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel

Name, Age	Position(s) Held with Fund	Manager/Officer Since(h)	Principal Occupation During the Past Five Years	Other Directorships(j)
John M. Corcoran(n) age 46	Treasurer	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until September 2008)

Ethan D. Corey(n) age 47	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

David L. DiLorenzo(n) age 43	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President

Timothy M. Fagan(n) age 43	Assistant Secretary and Assistant Clerk	September 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel

Robyn L. Griffin age 36	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (October 2006 – July 2008); Liberty Mutual Group (insurance), Personal Market Assistant Controller (April 2006 – October 2006); Deloitte & Touche LLP (professional services firm), Senior Manager (prior to April 2006)

Brian E. Langenfeld(n) age 38	Assistant Secretary and Assistant Clerk	May 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel (since May 2006); John Hancock Advisers, LLC, Assistant Vice President and Counsel (until April 2006)

Name, Age	Position(s) Held with Fund	Manager/Officer Since(h)	Principal Occupation During the Past Five Years	Other Directorships(j)
Ellen Moynihan(n) age 53	Assistant Treasurer	May 1997	Massachusetts Financial Services Company, Senior Vice President

Susan S. Newton(n) age 61	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

Susan A. Pereira(n) age 40	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel

Mark N. Polebaum(n) age 59	Secretary and Clerk	February 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary (since January 2006); Wilmer Cutler Pickering Hale and Dorr LLP (law firm), Partner (until January 2006

Frank L. Tarantino age 67	Independent Chief Compliance Officer	September 2004	Tarantino LLC (provider of compliance services), Principal

Richard S. Weitzel(n) age 41	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Vice President and Assistant General Counsel

James O. Yost(n) age 51	Assistant Treasurer	April 1992	Massachusetts Financial Services Company, Senior Vice President

(h)	Date first appointed to serve as Officer of an MFS fund. For the period March 2008 until October 2008, Ms. DiOrioDwyer served as Treasurer of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(n)	“Interested person” of MFS within the meaning of the 1940 Act. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Independent Registered Public Accounting Firm Fees

The tables below set forth the audit fees billed to each Account as well as fees for non-audit services provided to the Account and/or to the Account’s investment adviser, MFS, and Service Affiliates of each Account.

For each Account’s last two fiscal years, fees billed by each Account’s Independent Registered Public Accounting Firm (Deloitte) for services provided directly to each Account:

	Audit Fees
Account	2010	2009
Capital Appreciation Variable Account	36,902	36,194
Global Governments Variable Account	47,369	46,456
Government Securities Variable Account	42,484	41,667
High Yield Variable Account	52,442	51,430
Money Market Variable Account	22,946	22,512
Total Return Variable Account	50,159	49,192

	Audit Related Fees(1)		Tax Fees		All Other Fees(2)
Account	2010	2009	2010	2009	2010	2009
Capital Appreciation Variable Account	0	0	0	0	1,376	1,166
Global Governments Variable Account	0	0	0	0	1,376	1,166
Government Securities Variable Account	0	0	0	0	1,376	1,166
High Yield Variable Account	0	0	0	0	1,376	1,166
Money Market Variable Account	0	0	0	0	1,376	1,166
Total Return Variable Account	0	0	0	0	1,376	1,166

For each Variable Account’s last two fiscal years, fees billed by each Account’s Independent Registered Public Accounting Firm for services provided to the Account’s Service Affiliates that relate directly to such Account’s operations and financial reporting:

	Audit Related Fees(1)		Tax Fees		All Other Fees(1)
Trust	2010	2009	2010	2009	2010	2009
Service Affiliates of Capital Appreciation Variable Account*	1,241,490	1,061,841	0	0	60,000	59,174
Service Affiliates of Global Governments Variable Account*	1,241,490	1,061,841	0	0	60,000	59,174

Service Affiliates of Government Securities Variable Account*	1,241,490	1,061,841	0	0	60,000	59,174
Service Affiliates of High Yield Variable Account*	1,241,490	1,061,841	0	0	60,000	59,174
Service Affiliates of Money Market Variable Account*	1,241,490	1,061,841	0	0	60,000	59,174
Service Affiliates of Total Return Variable Account*	1,241,490	1,061,841	0	0	60,000	59,174

*	This amount reflects the fees billed to Service Affiliates of each Account for non-audit services relating directly to the operations and financial reporting of the Account (portions of which services also related to the operations and financial reporting of all funds within the MFS funds complex).
(1)	The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under “Audit Fees,” including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
(2)	The fees included under “All Other Fees” are fees for products and services provided by each Account’s Independent Registered Public Accounting Firm other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees,” including fees for services related to analysis of certain portfolio holdings and, review of internal controls and review of Rule 38a-1 compliance program.

During the periods indicated in the tables above, no services described under “Audit-Related Fees,” “Tax Fees” or “All Other Fees” were approved pursuant to the de minimis exception set forth in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Aggregate fees billed by each Independent Registered Public Accounting Firm, for each Variable Account’s two most recent fiscal years, for non-audit services rendered to each Account and each Account’s Service Affiliates:

Trust	2010	2009
Capital Appreciation Variable Account and its Service Affiliates	1,903,662	1,361,346
Global Governments Variable Account and its Service Affiliates	1,903,662	1,361,346
Government Securities Variable Account and its Service Affiliates	1,903,662	1,361,346
High Yield Variable Account and its Service Affiliates	1,903,662	1,361,346
Money Market Variable Account and its Service Affiliates	1,903,662	1,361,346
Total Return Variable Account and its Service Affiliates	1,903,662	1,361,346

GENERAL INFORMATION

Share Ownership

As of August 26, 2011 (the “Record Date”), the number of units of each Account and the number of shares of each class of each Portfolio whose shares are being offered by this prospectus are listed in the table at Exhibit B.

To the knowledge of the Accounts, as of the Record Date, no person, except as set forth in the table at Exhibit B, owned units attributable to 5% or more of the assets of an Account. To the knowledge of the Trust, as of the Record Date, no person, except as set forth in the table at Exhibit B, owned of record 5% or more of the outstanding shares of any class of a Portfolio whose shares are being offered by this Proxy Statement/Prospectus. On the Record Date, the Trustees and officers of the Trust, as a group, owned separate account units attributable to less than one percent of the assets of any class of a Portfolio of the Trust.

Voting Information

The proxy solicitation will be done by mail but may also be done by telephone, e-mail, facsimile or personal interview conducted by MFS, Sun Life or outside contractors employed to assist in the solicitation. The estimated expenses for the solicitation are $            .

All proxies executed, dated and returned to Sun Life prior to the beginning of the Meeting on November 17, 2011 will be voted in accordance with the instructions marked thereon. If instructions are not marked thereon, proxies will be voted “FOR” the relevant Account’s Reorganization.

Any Account Owner who provides voting instructions has the power to revoke the instructions by (1) delivering to the Secretary of the Accounts (at the offices of the Accounts) written notice of revocation, or (2) submitting superseding voting instructions, in each case at any time prior to the date of the Meeting. Account Owners may also revoke prior voting instructions by voting in person at the Meeting.

The number of votes which a Payee under an annuity contract in the annuity period may cast is equal to (1) the amount of the assets remaining in each Account to meet the annuity obligations related to such contract divided by (2)  the value of the accumulation unit.

Quorum Requirements/Votes Necessary to Approve Proposals

With respect to each Account, the presence in person or by proxy of the holders of more than fifty percent (50%) of the total number of votes entitled to be cast at the Meeting is required to constitute a quorum. For Proposals 1, 2,3,4,5 and 6, the Reorganization of each Account will consummated only if approved by the affirmative vote of a “majority of the outstanding voting securities” of each Account entitled to vote. Under the 1940 Act, the vote of a “majority of the outstanding voting securities” means the affirmative vote of the lesser of (a) 67% or more of the voting power of the securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting power of the securities are present or represented by proxy or (b) more than 50% of the voting power of the outstanding voting securities. For Proposal 7, each Nominee named in Proposal 7 must be elected by shares representing a plurality of the Account’s voting power entitled to be cast at the Meetings that are present in person or by proxy.

If a proxy is properly executed and returned and is marked with an abstention (collectively, “abstentions”), the units represented thereby will be considered to be present at the applicable Meeting for purpose of determining the existence of a quorum for the transaction of business. Accordingly, abstentions will effectively be “NO” votes on Proposals 1 through 6.

Adjournment

The Meeting may be adjourned for the purpose of further proxy solicitation if a quorum is not present at the Meeting or if the vote necessary to approve the Reorganization has not been obtained. The persons designated as proxies will vote proxies in favor of any adjournment unless you provide other instructions. At any subsequent reconvening, the persons designated as proxies will vote proxies in the same manner as the proxies would have been voted at the original Meeting, unless you revoke the proxies before the Meeting is reconvened.

Other Business

The Board of Managers of the Accounts know of no other matters which are likely to be brought before the Meeting. In the event any other matters do properly come before the Meeting, however, the persons named in the enclosed proxy will vote the proxies in accordance with their best judgment.

Contract Owner Proposals

The Accounts do not hold regular Account Owner meetings. If one or more Reorganizations are not approved, Account Owners wishing to submit proposals for inclusion in a proxy statement for a subsequent Account Owner meeting (if any) should send their written proposals to the principal executive offices of Sun Life at the address set forth on the cover of this Proxy Statement/Prospectus.

Proposals must be received a reasonable time prior to the date of a meeting of Account Owners to be considered for inclusion in the proxy materials for a meeting. The submission of a proposal does not guarantee its inclusion in the proxy statement and is subject to limitations under the federal securities laws.

APPENDIX 1

Bank Focus Risk: Events that affect the banking or related industries may have a significant adverse affect on the Portfolio.

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Currency Risk: The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the Account’s or Portfolio’s performance and the Account/Portfolio may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Derivatives Risk: Derivatives can be used to take both long and short positions (i.e., the value of a derivative can be positively or negatively related to the value of the underlying indicator(s) on which the derivative is based). Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can involve leverage.

Foreign and Emerging Markets Risk: Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Foreign Exposure Risk: Exposure to foreign markets can involve increased risks due to adverse market, economic, political, regulatory, geopolitical, or other conditions.

Foreign Risk: Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce the Portfolio’s or Account’s return.

Geographic Concentration Risk: The Portfolio’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the Portfolio invests and could be more volatile than the performance of more geographically-diversified funds.

Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Interest Rate, Credit, and Liquidity Risk: MFS seeks to maintain a stable $1.00 share price for the fund, there is no guarantee that it will be able to do so. A major increase in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, political, regulatory, geopolitical, or other conditions could cause the Portfolio’s share price to fluctuate.

Inflation-Adjusting Risk: Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Interest Rate Risk: The price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the Portfolio underperforming other funds with similar investment strategies and/or underperforming the markets in which the Portfolio invests.

Issuer Focus Risk: The Portfolio’s performance could be more volatile than the performance of more diversified funds.

Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Liquidity Risk: It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Municipal Risk: The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, changes in specific or general market and economic conditions, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the Portfolio and the overall municipal market.

Non-Diversification Risk: The Portfolio’s performance could be more volatile than the performance of more diversified funds.

Prepayment/Extension Risk: Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Stock Market/Company Risk: Stock markets are volatile and can decline significantly in response to issuer, market, economic, political, regulatory, geopolitical, and other conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value.

APPENDIX 2

Compass Board

COMPLIANCE AND GOVERNANCE COMMITTEE CHARTER

Adopted February 24, 2005

Revised February 2008 (Trust Name Change)

The Board of Trustees (“Trustees”) of the MFS Variable Insurance Trust II (“Trust”) and the Board of Managers (“Managers”)(Trustees and Managers collectively referred to as “Trustee(s)”) of the various Compass Variable Accounts (“Accounts”) (the Trust and the Accounts each a “Fund” or collectively the “Funds”)(collectively the “Board” or the “Compass Board”) has adopted this Charter to govern the activities of the Compliance and Governance Committee (the “Committee”) of the particular Board. This Charter applies separately to each Trust and its particular Board and Committee, and shall be interpreted accordingly.

Statement of Purposes and Responsibilities

The Committee is generally responsible for oversight of regulatory and fiduciary compliance matters involving each series of a Trust and each Account, as well as Fund-related activities of the Funds’ investment adviser and administrator, Massachusetts Financial Services Company (“MFS”), and the principal underwriter and transfer agent of the Funds (together, “Applicable Fund Service Providers”). While the intention is that the Committee will have broad oversight of all areas of Fund compliance, it is expected that principal oversight responsibilities for certain specific areas of compliance (e.g., audit, operations) will be assumed by other committees of the Board or the full Board.

In addition, the Committee advises and makes recommendations to the Board on matters concerning Trustee practices and recommendations concerning the functions and duties of the committees of the Board, which may be based on developments in the mutual fund industry and practices used by other comparable fund complexes.

The Committee is responsible for (i) determining requisite standards or qualifications for nominees to serve as trustees on the Board, (ii) identifying possible candidates to become members of the Board in the event that a trustee position is vacated or created and/or in contemplation of a shareholders’ meeting at which one or more trustees is to be elected, and (iii) considering and evaluating such candidates and recommending trustee nominees for the Board’s approval.

In addition, the Committee is responsible for recommending for approval by the Board the structure and levels of compensation and other related benefits to be paid or provided by the Funds to Board members.

Committee Membership and Operations

The Committee shall be comprised of as many Board members as the Board shall determine, provided that all members of the Committee shall be Board members who are not “interested persons” of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”).

One or more members of the Committee may be designated by the Board as the Committee’s chair or co-chair, as the case may be. The Committee may delegate any portion of its authority or responsibilities to a sub-committee of one or more members.

The Committee will ordinarily meet at least four times per year, in connection with regularly scheduled Board meetings, and otherwise as and when the Committee or the Board determines necessary or appropriate in accordance with the Trust’s By-Laws. A Chair of the Trustees, the chair or vice-chair of the Committee or a majority of the members of the Committee are authorized to call a meeting of the Committee and send notice thereof.

A majority of the members of the Committee shall constitute a quorum for the transaction of business at any meeting of the Committee. The action of a majority of the members of the Committee present at a meeting at which a quorum is present shall be the action of the Committee. The Committee may also take action by written consent of a majority of the Committee members. The Committee may meet by means of a telephone conference circuit or similar communications equipment by means of which all persons participating in the meeting can hear each other.

The Committee may invite such members of management and other persons to its meetings as it may deem desirable or appropriate. The Committee shall report regularly to the Board summarizing the Committee’s activities and actions and any significant issues considered by the Committee.

Committee Duties and Responsibilities

The following are the duties and responsibilities of the Committee:

Compliance

1.	To provide oversight with respect to regulatory and fiduciary compliance matters involving the Trusts and the Funds, as well as Fund-related activities of MFS and other Applicable Fund Service Providers. Principal areas of compliance to be overseen by the Committee include: (i) federal securities laws governing the Funds and Applicable Fund Service Providers, (ii) potential conflicts of interest involving MFS and other affiliated persons, (iii) the Code of Ethics applicable to the Funds and MFS, (iv) Fund disclosure documents, including prospectuses, proxies and shareholder reports, (v) MFS’s fiduciary duties to Fund shareholders and (vi) other compliance areas identified by the Board from time to time as appropriately falling principally within the scope of the Committee’s functions.

2.	To recommend to the Board the allocation of compliance responsibilities among the committees of the Board, and to keep apprised of and coordinate with the full Board and other committees with respect to specific areas of compliance for which the Committee does not have principal oversight responsibility, including (i) fund advisory and related fee arrangements, (ii) Fund sales and distribution arrangements, (iii) processing of transactions in Fund shares, (iv) Fund portfolio trading and brokerage, (v) Fund audit-related matters, and (vi) valuation of Fund portfolio securities and pricing of Fund shares.

3.	To review and make recommendations to the Board regarding the scope and contents of the Funds’ compliance policies and procedures adopted by the Board in accordance with applicable law, as well as compliance policies and procedures of MFS and other Applicable Fund Service Providers required to be approved by the Board (together, “Compliance Policies and Procedures”).

4.	To periodically (at least annually) review and assess the implementation and administration of the Compliance Policies and Procedures and to report to the Board regarding these matters, including any recommendations for changes to the Policies and Procedures or the means by which they are administered.

5.	To advise the Board regarding the retention, compensation and evaluation of the Trusts’ Independent Chief Compliance Officer (the “ICCO”). The ICCO will report directly to the Committee and, in consultation with the Board, the Committee shall be primarily responsible for defining the responsibilities and overseeing the activities of the ICCO on behalf of the Funds, and for serving as principal liaison between the ICCO and the Board for reporting and related purposes.

6.	To receive reports from and serve as principal liaison between the Board and compliance officers and related personnel of MFS and other Applicable Fund Service Providers.

Governance

1.	To make recommendations to the Board from time to time as to changes that the Committee believes to be desirable in the size of the Board or any committee thereof.

2.	To make recommendations to the Board from time to time as to the establishment of any new committees of the Board or changes in the powers, duties or composition of any existing committee.

3.	To make recommendations to the Board regarding Board and committee meeting procedures, including the appropriateness and adequacy of the information supplied to the Trustees in connection with such meetings.

General

1.	To make such other reports and recommendations to the Board within the scope of the Committee’s functions.

2.	To discharge any other duties or responsibilities delegated to the Committee by the Board from time to time.

Performance Evaluation

The Committee shall produce and provide to the Board orally or in writing an annual performance evaluation of the Committee, which evaluation shall compare the performance of the Committee with the requirements of this charter. The performance evaluation shall also include a review of the adequacy of this charter and shall recommend to the Board any revisions the Committee deems necessary or desirable, although the Board shall have the sole authority to amend this charter. The performance evaluation shall be conducted in such manner as the Committee deems appropriate.

Delegation to Subcommittees

The Committee may, in its discretion, delegate all or a portion of its duties and responsibilities to a subcommittee of the Committee.

Outside Resources and Assistance from Management

The appropriate officers of the Fund shall provide or arrange to provide such information, data and services as the Committee may request. Subject to the ultimate authority of the Board, the Committee shall have the authority to engage at the Fund’s expense independent counsel and other experts and consultants whose expertise the Committee considers necessary to carry out its responsibilities.

EXHIBITS TO PROXY STATEMENT/PROSPECTUS

Exhibit A—Form of Agreement and Plan of Reorganization

Exhibit B—Ownership of Shares as of Record Date

Exhibit A

FORM OF

AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION dated as of                     , 2011(the “Plan”), among SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) (“Sun Life”), a Delaware corporation, Money Market Variable Account, Global Governments Variable Account, Capital Appreciation Variable Account, Total Return Variable Account, High Yield Variable Account and Government Securities Variable Accounts (each an “Account” and collectively the “Variable Accounts” or the “Acquired Accounts”), managed separate accounts of Sun Life, and MFS VARIABLE INSURANCE TRUST II, a Massachusetts business trust (the “Trust”).

WHEREAS, the Variable Accounts are segregated asset accounts of Sun Life under the insurance code of the State of Delaware;

WHEREAS, the Trust is a Massachusetts business trust and is authorized to issue separate series of beneficial interest including the MFS Money Market, MFS Global Governments, MFS Massachusetts Investors Growth Stock, MFS Total Return, MFS High Yield and MFS Government Securities Portfolios (each, a “Fund” and collectively, the “Funds” or the “Acquiring Funds”);

WHEREAS, the parties desire to restructure the Variable Accounts by providing (1) that each of the Money Market Variable Account, Global Governments Variable Account, Capital Appreciation Variable Account, Total Return Variable Account, High Yield Variable Account and Government Securities Variable Account, respectively, will transfer its assets other than insurance-related assets and obligations (“Acquired Assets”) and its investment-related liabilities (“Assumed Liabilities”) to the MFS Money Market, MFS Global Governments, MFS Massachusetts Investors Growth Stock, MFS Total Return, MFS High Yield and MFS Government Securities Portfolios, respectively, in exchange for issuance of Initial Class shares of the Funds (the “Reorganization Shares”) to the corresponding Variable Account; (2) that the Money Market Variable Account will be converted into a sub-account of a new unit investment trust separate account (“New UIT”); and (3) the Variable Accounts other than the Money Market Variable Account will be redenominated as unit investment trust sub-accounts of the New UIT.

NOW, THEREFORE, in consideration of the mutual promises herein contained, the Variable Accounts agree to the transfer of all of the Acquired Assets to the corresponding Funds solely in exchange for (1) the issuance by the Trust of the Reorganization Shares of the Funds and (2) the assumption by each of the Funds of the Assumed Liabilities of the corresponding Variable Accounts, on the terms and conditions hereinafter set forth:

All representations, warranties, covenants and obligations of the Acquiring Funds and the Acquired Accounts contained herein shall be deemed to be representations, warranties, covenants and obligations of Sun Life, acting on behalf of the Acquired Accounts, and the Trust, acting on behalf of the Acquiring Funds, respectively, and all rights and benefits created hereunder in favor of the Acquiring Funds and the Acquired Accounts shall inure to, and shall be enforceable by, Sun Life and the Trust, acting on behalf of the Acquired Accounts and the Acquiring Funds, respectively.

1.	The Reorganization

1.1 The Acquired Accounts will transfer to the Acquiring Funds all of the Acquired Assets, (consisting of, without limitation, portfolio securities and instruments, dividend and interest receivables, claims and rights of action related to the Acquired Accounts investment activity, cash and other assets) as set forth in a statement of assets and liabilities as of the Valuation Time (as defined in paragraph 2.1 hereof) prepared in accordance with generally accepted accounting principles consistently applied, certified by the Acquired Accounts’ Treasurer or Assistant Treasurer and delivered by the Acquired Accounts to the Acquiring Funds pursuant to paragraph 5.6 hereof (the “Statement of Assets and Liabilities”), free and clear of all liens and encumbrances, except as otherwise provided herein, in exchange solely for (a) the assumption by the Acquiring Funds of all of the Assumed Liabilities of the Acquired Accounts as set forth in the Statement of Assets and Liabilities and (b) the issuance and delivery by the Acquiring Funds to the Acquired Accounts of the number of full and fractional (rounded to the [third decimal] place) Reorganization Shares determined as provided in paragraph 2.2 hereof. Such transactions shall take place at the closing provided for in paragraph 3.1 hereof (the “Closing”).

1.2 The Acquired Accounts reserve the right to sell any of the portfolio securities or other assets prior to the Closing in the ordinary course of business.

2.	Valuation

2.1 The net asset value of each Reorganization Share and the net value of the Acquired Assets shall in each case be determined as of the close of business (4:00 p.m. Eastern Time) on the Closing Date (the “Valuation Time”). The net asset value of the Reorganization Shares shall be computed by State Street Bank and Trust Company (the “Custodian”), as custodian and pricing agent for the Acquiring Funds, using the valuation procedures set forth in the Trust’s Amended and Restated Declaration of Trust (the “Declaration of Trust”) or Master Amended and Restated By-Laws (the “By-Laws”) and the Acquiring Funds’ then-current prospectus and statement of additional information (collectively, the “Acquiring Funds Valuation Procedures”), [to not less than two decimal places]. The net value of the Acquired Assets shall be computed by the Custodian, as custodian and pricing agent for the Acquired Accounts, by calculating the value of the Acquired Assets and subtracting therefrom the amount of the Assumed Liabilities, using the valuation procedures set forth in the Amended and Restated Rules and Regulations, dated May 31, 2001, of each Account or the Master Amended and Restated By-Laws of the Accounts, dated August 6, 2004 and the Acquired Accounts’ then-current prospectus and statement of additional information (collectively, the “Acquired Accounts Valuation Procedures”). The determinations of the Custodian shall be conclusive and binding on all parties in interest; provided, however, that, in computing each Fund’s/Acquired Account’s net asset value in accordance with this paragraph 2.1, any fair value determination required to be made by the Acquiring Funds’ Valuation Procedures or Acquired Accounts’ Valuation Procedures with respect to a portfolio security or other asset of either an Acquiring Fund or an Acquired Account shall be made in accordance with the applicable party’s Valuation Procedures, and any such fair value determinations shall be conclusive and binding on the Custodian and all parties in interest.

2.2 The number of Reorganization Shares (including fractional shares, if any, rounded to the [third decimal place]) the Acquiring Funds shall issue pursuant to paragraph 1.1(b) hereof shall be determined by dividing the net value of the Acquired Assets (computed as set forth in paragraph 2.1 hereof) (the “Acquired Accounts Value”) by the net asset value of a Reorganization Share (computed as set forth in such paragraph).

2.3 Except for certain fair value determinations as described in paragraph 2.1 hereof, all computations of value shall be made by the Custodian in its capacity as pricing agent for the Acquiring Funds and the Acquired Accounts, as applicable, and in accordance with its regular practice in pricing the shares and assets of the Acquiring Funds and the Acquired Accounts, as applicable, using the relevant Fund’s or Account’s Valuation Procedures.

3.	Closing and Closing Date

3.1 The Closing Date shall be December     , 2011 or such other date on or before December 31, 2011 as the parties may agree. The Closing shall be held at [5:00] p.m., Eastern Time, at the offices of the Trust, 500 Boylston Street, Boston, Massachusetts 02116, or at such other time and/or place as the parties may agree (the “Effective Time”).

3.2 The Acquired Assets shall be transferred by the Acquired Accounts to the Custodian for the accounts of the Acquiring Funds on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the US Treasury Department’s book-entry system or by the Depository Trust Company or other third-party depositories, by transfer to the accounts of the Custodian in accordance with Rule 17f-4, Rule 17f-5, or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the “1940 Act”) and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency, certified or official bank check or federal funds wire, payable to the order of, as appropriate, “State Street Bank and Trust Company, Custodian for the MFS Money Market Portfolio, MFS Global Governments Portfolio, MFS Massachusetts Investors Growth Stock Portfolio, MFS Total Return Portfolio, MFS High Yield Portfolio and MFS Government Securities Portfolios Portfolio or in the name of any successor organization.

3.3 If on the Closing Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that accurate appraisal of the net value of the Acquired Assets or the net asset value of the Reorganization Shares is impracticable, the Closing Date shall be postponed until the next business day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored on or before December 31, 2011, this Plan may be terminated by any party upon the giving of written notice to the other.

3.4 The Acquiring Funds shall issue and deliver to the Acquired Accounts a confirmation evidencing the Reorganization Shares credited on the Closing Date, or provide evidence satisfactory to the Acquired Accounts that such Reorganization Shares have been credited to the Acquired Accounts’ accounts on the books of the Acquiring Funds. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4.	Representations and Warranties

4.1 Sun Life represents and warrants to the Funds as follows:

(a) The Variable Accounts were established by Sun Life as separate accounts pursuant to the insurance code of the State of Delaware, and are separate accounts under the provisions of the insurance code.

(b) Sun Life has the power to enter into this Plan and to carry out its obligations hereunder. The execution, delivery and performance of this Plan, and the consummation of the transactions contemplated hereby, have been duly authorized by Sun Life and, except for approval by variable annuity contract owners participating in the Acquired Accounts, no other proceedings by Sun Life, are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. Sun Life is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Plan.

(c) Except as previously disclosed to the Trust, there are no claims, actions, suits or proceedings pending or, to the knowledge of Sun Life, threatened which would materially adversely affect the Variable Accounts or their assets or business or which would prevent or hinder in any material respect consummation of the transactions contemplated hereby.

(d) Except for contracts and agreements disclosed to the Trust, under which no default exists, Sun Life, at the Effective Time, is not a party to or subject to any contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever, that may materially affect this Plan.

(e) Any information to be furnished by Sun Life for use in applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply fully with federal securities and other laws and regulations thereunder applicable thereto.

(f) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Sun Life of the transactions contemplated by this Plan, except such as have been obtained under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended, and the 1940 Act and the rules and regulations thereunder (collectively, the “Acts”), and such as may be required under state securities or insurance laws.

4.2. Each Variable Account represents and warrants to the corresponding Fund as follows:

(a) The Account is a duly registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(b) The audited financial statements of the Variable Account for the fiscal year ended December 31, 2010, and the unaudited financial statements of the Variable Account dated as of June 30, 2011 (the “Variable Accounts’ Financial Statements”), as delivered to the Trust, fairly present the financial position of such Variable Account as of the dates thereof, and the results of its operations and changes in its net assets for the periods indicated.

(c) The Variable Account has the power to enter into this Plan and to carry out its obligations hereunder. The execution, delivery and performance of this Plan, and the consummation of the transactions contemplated hereby, has been duly authorized by the Board of Managers of the Variable Account (“Board of Managers”) and, except for approval by variable annuity contract owners participating in the Variable Account, no other proceedings by the Variable Account are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. The Variable Account is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Plan.

(d) There are no investment-related liabilities of the Variable Account, whether or not determined or determinable, other than those liabilities disclosed or provided for in the Variable Accounts’ Financial Statements and liabilities incurred in the ordinary course of business subsequent to the date of the Variable Accounts’ June 30, 2011 Financial Statements or otherwise previously disclosed to the Trust, none of which has been materially adverse to the business, assets or results of operations of the Variable Accounts. The Variable Account’s registration statement, for registration of variable annuity contracts with the United States Securities and Exchange Commission (the “SEC”), which is on file with the SEC, does not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The statement of assets and liabilities, including the schedule of portfolio investments, of each Variable Account as of December 31, 2010, and the related statement of operations for the fiscal year then ended, and the statement of changes in net assets for the fiscal years ended December 31, 2010 and December 31, 2009 (copies of which have been furnished to the Acquiring Funds) have been audited by Deloitte & Touche LLP, Independent Registered Public Accounting Firm, and present fairly in all material respects the financial position of the Variable Accounts as of December 31, 2010 and the results of its operations and changes in net assets for the respective stated periods in accordance with Accounting principles generally accepted in the United States of America consistently applied, and there are no known actual or contingent liabilities of the Variable Accounts as of the respective dates thereof not disclosed therein;

(e) The unaudited statement of assets and liabilities, including the schedule of portfolio investments, of each Variable Account as of June 30, 2011, and the related statement of operations for the fiscal semi-annual period then ended, and the statement of changes in net assets for the fiscal semi-annual period ended June 30, 2011 (copies of which have been furnished to the Acquiring Funds) present fairly in all material respects the financial position of the Variable Accounts as of June 30, 2011 and the results of its operations and changes in net assets for the respective stated periods in accordance with Accounting principles generally accepted in the United States of America consistently applied, and there are no known actual or contingent liabilities of the Variable Accounts as of the respective dates thereof not disclosed therein;

(f) Except as previously disclosed to the Trust, there are no claims, actions, suits or proceedings pending or threatened, to the knowledge of the Variable Accounts, which would materially adversely affect the Variable Accounts or their assets or business or which would prevent or hinder in any material respect consummation of the transactions contemplated hereby.

(g) Except for contracts and agreements disclosed to the Trust, under which no default exists, each of the Variable Accounts, at the Effective Time, is not a party to or subject to any contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever, that may materially affect this Plan.

(h) Since December 31, 2010, there has not been any material adverse change in the Acquired Accounts’ financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Accounts of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Trust, on behalf of the Acquiring Funds. For the purposes of this subparagraph (f), a decline in net asset value per unit of an Acquired Account resulting from losses upon the disposition of investments or from changes in the value of investments held by the Acquired Accounts, or a distribution or a payment of dividends shall not constitute a material adverse change.

(i) As of the Closing Date, the Acquired Accounts will have, within the times and in the manner prescribed by law, properly filed all required federal and other tax returns and reports which, to the knowledge of the Accounts’ officers, are required to have been filed by the Acquired Accounts by such date and all such returns and reports were complete and accurate in all material respects. The Acquired Accounts has timely paid or will timely pay, in the manner prescribed by law, all federal and other taxes shown to be due on said returns or on any assessments received by the Acquired Accounts. All tax liabilities of the Acquired Accounts have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Accounts has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state, local or other tax authority for taxes in excess of those already paid.

(j) Except as previously disclosed to the Trust, at the Closing Date the Acquired Accounts will have good and marketable title to the Acquired Assets and full right, power and authority to sell, assign, transfer, convey and deliver the Acquired Assets hereunder, and upon delivery and payment for the Acquired Assets, the Acquiring Funds will acquire good and marketable title thereto subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act.

(k) The information to be furnished by the Acquired Accounts for use in applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply fully with federal securities and other laws and regulations thereunder applicable thereto.

(l) The proxy statement of the Acquired Accounts (the “Proxy Statement”) to be included in the Registration Statement (as defined in paragraph 5.7 hereof) (other than written information furnished by the Acquiring Funds for inclusion therein, as covered by the Trust’s representation and warranty in paragraph 4.2(n) hereof), on the effective date of the Registration Statement, on the date of the Meeting (as defined in paragraph 5.2 hereof) and on the Closing Date, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(m) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Accounts of the transactions contemplated by this Plan, except such as have been obtained under the Acts, and such as may be required under state securities and insurance laws.

(n) All of the issued and outstanding units of the Acquired Accounts have been offered for sale and sold in conformity with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Acquiring Funds.

(o) The then current prospectus and statement of additional information of the Acquired Accounts, as supplemented and updated from time to time, will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder on the date of the Proxy Statement, on the date of the Meeting (as defined in paragraph 5.2 hereof) and on the Closing Date and will not on any of such dates include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(p) The Acquired Accounts incurred the Assumed Liabilities in the ordinary course of its business.

4.3 The Acquiring Funds represent and warrant to the Acquired Accounts and Sun Life, on behalf of the New UIT, as follows:

(a) The Trust is a business trust that is duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry out its obligations under this Plan. Neither the Trust nor the Acquiring Funds is required to qualify to do business in any other jurisdiction. This Plan has been duly authorized by the Trust on behalf of the Acquiring Funds. The Trust has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted.

(b) The Trust is a duly registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and the Acquiring Funds are separate series of the Trust duly constituted in accordance with the applicable provisions of the Declaration of Trust and By-Laws and the laws of The Commonwealth of Massachusetts.

(c) The current prospectus and statement of additional information of the Acquiring Funds , each dated April 30, 2011, as supplemented and updated from time to time (collectively, the “Acquiring Funds Prospectus”), and the Registration Statement (other than written information furnished by the Acquired Accounts and Sun Life for inclusion therein as covered by the representations and warranties in paragraphs 4.1(e) and 4.2(i) hereof) will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder on the date of the Proxy Statement, on the date of the Meeting (as defined in paragraph 5.2 hereof) and on the Closing Date and will not on any of such dates include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d) At the Closing Date, the Acquiring Funds will have good and marketable title to its assets.

(e) The Trust is not, and the execution, delivery and performance of this Plan will not result, in violation of the Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust or the Acquiring Funds is a party or by which the Trust or the Acquiring Funds is bound.

(f) Except as otherwise disclosed in writing to and accepted by the Acquired Accounts and Sun Life, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or, to the knowledge of the Trust or the Acquiring Funds, threatened against the Trust or the Acquiring Funds or any of its properties or assets. Neither the Trust nor the Acquiring Funds know of facts that might form the basis for the institution of such proceedings, and neither the Trust nor the Acquiring Funds is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects their business or their ability to consummate the transaction herein contemplated.

(g) The statement of assets and liabilities, including the schedule of portfolio investments, of the Acquiring Funds as of December 31, 2010, and the related statement of operations for the fiscal year then ended, and the statement of changes in net assets for the fiscal years ended December 31, 2010 and December 31, 2009 (copies of which have been furnished to the Acquired Accounts) have been audited by Deloitte & Touche LLP, Independent Registered Public Accounting Firm, and present fairly in all material respects the financial position of the Acquiring Funds as of December 31, 2010 and the results of its operations and changes in net assets for the respective stated periods in accordance with Accounting principles generally accepted in the United States of

America consistently applied, and there are no known actual or contingent liabilities of the Acquiring Funds as of the respective dates thereof not disclosed therein.

(h) The unaudited statement of assets and liabilities, including the schedule of portfolio investments, of each Acquiring Fund as of June 30, 2011, and the related statement of operations for the fiscal semi-annual period then ended, and the statement of changes in net assets for the fiscal semi-annual period ended June 30, 2011 (copies of which have been furnished to the Variable Accounts) present fairly in all material respects the financial position of the Acquiring Funds as of June 30, 2011 and the results of its operations and changes in net assets for the respective stated periods in accordance with Accounting principles generally accepted in the United States of America consistently applied, and there are no known actual or contingent liabilities of the Acquiring Funds as of the respective dates thereof not disclosed therein;

(i) Since December 31, 2010, there has not been any material adverse change in the Acquiring Funds’ financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Funds of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Accounts and Sun Life. For the purposes of this subparagraph (h), a decline in net asset value per share of an Acquiring Fund resulting from losses upon the disposition of investments or from changes in the value of investments held by an Acquiring Fund, or a distribution or a payment of dividends, shall not constitute a material adverse change.

(j) As of the Closing Date, the Acquiring Funds, will have, within the times and in the manner prescribed by law, properly filed all federal and other tax returns and reports which, to the knowledge of the officers of the Trust, are required to be filed by the Acquiring Funds, and all such returns and reports were complete and accurate in all material respects. The Acquiring Funds have timely paid or will timely pay, in the manner prescribed by law, all federal and other taxes shown to be due on said returns or on any assessments received by the Acquiring Funds. All tax liabilities of the Acquiring Funds have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Funds has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state, local or other tax authority for taxes in excess of those already paid.

(k) For federal income tax purposes, each Acquiring Fund is taxable as a separate corporation and intends to satisfy the requirements to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

(l) The authorized capital of the Trust consists of an unlimited number of shares, currently divided into twenty-five series and, with respect to the Acquiring Funds, into two classes at the date hereof. All issued and outstanding shares (including the Reorganization Shares) of the Acquiring Funds are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquiring Funds (except as described in the Acquiring Funds’ current prospectus and statement of additional information). The Acquiring Funds do not have outstanding any options, warrants or other rights to subscribe for or purchase any shares of the Acquiring Funds, nor is there outstanding any security convertible into any such shares.

(m) The execution, delivery and performance of this Plan have been duly authorized by all necessary action on the part of the Trust, on behalf of the Acquiring Funds, and this Plan constitutes a valid and binding obligation of the Acquiring Funds enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(n) The Reorganization Shares to be issued and delivered to the Acquired Accounts pursuant to the terms of this Plan will be duly authorized at the Closing Date and, when so issued and delivered, will be duly and validly issued shares of the Acquiring Funds, and will be fully paid and nonassessable by the Acquiring Funds (except as described in the Acquiring Funds’ current prospectus and statement of additional information).

(o) The information to be furnished by the Acquiring Funds for use in applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply fully with federal securities and other laws and regulations applicable thereto.

(p) The Trust, on behalf of the Acquiring Funds, agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such state securities laws or other securities laws as it may deem appropriate in order to continue its operations and the operations of the Acquiring Funds after the Closing Date;

(q) All of the Acquiring Funds’ issued and outstanding Shares have been offered for sale and sold in conformity with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Acquired Accounts.

(r) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Funds of the transactions contemplated by this Plan, except such as have been obtained under the Acts and such as may be required under state securities laws.

(s) No consideration other than Reorganization Shares (and the Acquiring Funds’ assumption of the Assumed Liabilities) will be issued in exchange for the Acquired Assets in the Reorganization.

5.	Covenants

5.1 Each Acquired Account and Acquiring Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions.

5.2 The Acquired Accounts will call a meeting of owners of variable annuity contracts who have an interest in the Acquired Accounts (the “Meeting”) to consider and act upon this Plan and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3 Sun Life covenants that the Reorganization Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Plan.

5.4 Sun Life will provide such information as the Acquiring Funds reasonably request concerning the ownership of units of the Acquired Accounts.

5.5 Subject to the provisions of this Plan, Sun Life, the Acquired Accounts, and the Trust, on behalf of each of the Acquiring Funds, will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan.

5.6 Each Acquired Account will furnish to the corresponding Acquiring Fund on the Closing Date the Statement of Assets and Liabilities.

5.7 The Trust, on behalf of the Acquiring Funds, will prepare and file with the SEC a registration statement on Form N-14 (the “Registration Statement”) in compliance with the 1933 Act and the 1940 Act, in connection with the issuance of the Reorganization Shares as contemplated herein.

5.8 The Trust, on behalf of the Acquiring Funds, will prepare a Proxy Statement, to be included in the Registration Statement in compliance with the Acts, in connection with the Meeting to consider approval of this Plan.

5.9 Sun Life agrees to provide the Acquiring Funds with information applicable to the Acquired Accounts required under the Acts for inclusion in the Registration Statement and the Proxy Statement.

6.	Conditions Precedent to Obligations of the Acquired Accounts and of Sun Life on behalf of the New UIT

The obligations of the Acquired Accounts and of Sun Life, on behalf of the New UIT, to consummate the transactions provided for herein shall be, at their election, subject to the performance by the Acquiring Funds of all the obligations to be performed by them hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1 All representations and warranties of the Trust, on behalf of the Acquiring Funds, contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

6.2 The Trust, on behalf of the Acquiring Funds, shall have delivered to the Acquired Accounts on the Closing Date a certificate executed in its name by its President, Vice President, Secretary or Assistant Secretary and Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Accounts, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Funds, made in this Plan are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Plan, and that the Trust and the Acquiring Funds shall have complied with all covenants and agreements and satisfied all conditions on their parts to be performed or satisfied under this Plan at or prior to the Closing Date, and as to such other matters as the Acquired Accounts shall reasonably request.

6.3 The Acquired Accounts shall have received on the Closing Date a favorable opinion from Susan S. Newton, Associate General Counsel and Senior Vice President of Massachusetts Financial Services Company (“MFS”), the Acquiring Funds’ investment adviser, dated as of the Closing Date, in a form satisfactory to the Acquired Accounts, to the effect that:

(a) the Trust is a business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as currently conducted, as described in the Registration Statement. The Acquiring Funds are separate series of the Trust duly constituted in accordance with the Declaration of Trust and By-Laws;

(b) this Plan has been duly authorized, executed and delivered by the Acquiring Funds and, assuming that the Acquiring Funds prospectus contained in the Registration Statement and the Proxy Statement comply with the Acts, and assuming due authorization, execution and delivery of this Plan by Sun Life on behalf of the Acquired Accounts, is a valid and binding obligation of the Trust and the Acquiring Funds enforceable against the Trust and the Acquiring Funds in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(c) assuming that consideration therefor of not less than the net asset value thereof has been paid, the Reorganization Shares to be issued and delivered to the Acquired Accounts as provided by this Plan are duly authorized and upon such issuance and delivery will be validly issued and outstanding and fully paid and nonassessable by the Acquiring Funds (except as described in the Acquiring Funds’ current prospectus and statement of additional information), and no shareholder of the Acquiring Funds has any preemptive right to subscription or purchase in respect thereof pursuant to any federal or Massachusetts law or the Declaration of Trust or By-Laws;

(d) the execution and delivery of this Plan did not, and the consummation of the transactions contemplated hereby will not, violate the Declaration of Trust or By-Laws, or any material provision of any agreement (known to such counsel) to which the Trust or the Acquiring Funds is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment or decree to which the Trust or the Acquiring Funds is a party or by which it is bound;

(e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or the Acquiring Funds of the transactions contemplated herein, except such as have been obtained under the Acts and such as may be required under state securities laws;

(f) the descriptions in the Registration Statement of statutes, legal and governmental proceedings and contracts and other documents, if any, only insofar as they relate to the Trust or the Acquiring Funds, are accurate in all material respects;

(g) to the knowledge of such counsel, there are no legal or governmental proceedings relating to the Trust or the Acquiring Funds existing on or before the date of mailing the Proxy Statement or the Closing Date required to be described in the Registration Statement that are not described as required;

(h) to the knowledge of such counsel, the Trust is a duly registered investment company and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and

(i) except as may have been previously disclosed by the Trust, on behalf of the Acquiring Funds , in writing to the Acquired Accounts, to the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body currently is pending or threatened as to the Trust or the Acquiring Funds or any of their properties or assets, and neither the Trust nor the Acquiring Funds is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

Such opinion shall also state that while such counsel has not independently verified, and is not passing upon and does not assume any responsibility for, the accuracy, completeness or fairness of the statements contained in the Registration Statement, she generally reviewed and discussed certain of such statements with certain officers of the Acquiring Funds and that in the course of such review and discussion no facts came to the attention of such counsel that led her to believe that, on the effective date of the Registration Statement, the date of the Meeting or the Closing Date and only insofar as such statements relate to the Acquiring Funds, the Registration Statement contained any untrue statement of a material fact or omitted to state a material fact necessary in order to make the statements made therein, in the light of the circumstances under which they were made, not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or other financial or statistical data, or as to the information relating to the Trust or the Acquired Accounts, contained in the Proxy Statement or Registration Statement. Such opinion may also state that such opinion is solely for the benefit of the Trust, Sun Life, the Acquired Accounts, their Boards of Managers and their officers. Such opinion shall also include such other matters incidental to the transaction contemplated hereby as the Acquired Accounts may reasonably request.

7.	Conditions Precedent to Obligations of the Trust on behalf of the Acquiring Funds

The obligations of the Trust, on behalf of the Acquiring Funds, to complete the transactions provided for herein shall be, at its election, subject to the performance by Sun Life and the Acquired Accounts of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1 All representations and warranties of Sun Life and the Acquired Accounts contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

7.2 The Acquired Accounts shall have delivered to the Acquiring Funds the Statement of Assets and Liabilities, together with a list of the Acquired Accounts’ portfolio securities showing the federal income tax bases of and holding periods for such securities as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Acquired Accounts;

7.3 The Acquired Accounts shall have delivered to the Acquiring Funds on the Closing Date a certificate executed in their name by their President, Vice President, Secretary or Assistant Secretary and Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Funds and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Accounts made in this Plan are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Plan, and that the Acquired Accounts shall have complied with all covenants and agreements and satisfied all conditions on their part to be performed or satisfied under this Plan at or prior to the Closing Date, and as to such other matters as the Acquiring Funds shall reasonably request. Sun Life shall have delivered to the Acquiring Funds on the Closing Date a certificate executed in its name by at least two authorized officers, in form and substance satisfactory to the Acquiring Funds and dated as of the Closing Date, to the effect that the representations and warranties of Sun Life made in this Plan are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Plan, and that Sun Life shall have complied with all covenants and agreements and satisfied all conditions on its part to be performed or satisfied under this Plan at or prior to the Closing Date, and as to such other matters as the Acquiring Funds shall reasonably request;

7.4 The Acquiring Funds shall have received on the Closing Date a favorable opinion from Susan S. Newton, Associate General Counsel and Senior Vice President of MFS, the Acquired Accounts’ investment adviser, dated as of the Closing Date, in a form satisfactory to the Acquiring Funds to the effect that:

(a) the Variable Accounts were established by Sun Life as separate accounts pursuant to the insurance code of the State of Delaware, and are separate accounts under the provisions of the insurance code;

(b) this Plan has been duly authorized, executed and delivered by the Acquired Accounts and, assuming that the Acquiring Funds prospectus contained in the Registration Statement and the Proxy Statement comply with the Acts, and assuming due authorization, execution and delivery of this Plan by the Trust, on behalf of the Acquiring Funds, is a valid and binding obligation of Sun Life and the Acquired Accounts enforceable against Sun Life and the Acquired Accounts in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(c) the Acquired Accounts have power to sell, assign, convey, transfer and deliver the assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Plan, the Acquired Accounts will have duly, sold, assigned, conveyed, transferred and delivered such assets to the Acquiring Funds ;

(d) the execution and delivery of this Plan did not, and the consummation of the transactions contemplated hereby will not, violate the Amended and Restated Rules and Regulations, dated May 31, 2001, of any Account or the Master Amended and Restated By-Laws of the Accounts, dated August 6, 2004, or any material provision of any agreement (known to such counsel) to which any Acquired Account is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment or decree to which any Acquired Account is a party or by which it is bound;

(e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Accounts of the transactions contemplated herein, except such as have been obtained under the Acts and such as may be required under state securities laws;

(f) the descriptions in the Proxy Statement of statutes, legal and governmental proceedings and contracts and other documents, if any, only insofar as they relate to Sun Life and the Acquired Accounts, are accurate in all material respects;

(g) to the knowledge of such counsel, there are no legal or governmental proceedings relating to Sun Life or the Acquired Accounts existing on or before the date of mailing the Proxy Statement or the Closing Date required to be described in the Proxy Statement that are not described as required;

(h) to the knowledge of such counsel, each Account is a duly registered investment company and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and

(i) except as may have been previously disclosed by Sun Life or the Acquired Accounts, in writing to the Acquiring Funds, to the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened as to the Acquired Accounts or any of the Acquired Accounts’ properties or assets, and none of the Acquired Accounts is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

Such opinion shall also state that while such counsel has not verified, and is not passing upon and does not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Proxy Statement, she generally reviewed and discussed certain of such statements with certain officers of the Trust and that in the course of such review and discussion no facts came to the attention of such counsel that led her to believe that, on the effective date of the Registration Statement or on the date of the Meeting and only insofar as such statements relate to the Acquired Accounts, the Proxy Statement contained any untrue statement of a material fact or omitted to state a material fact necessary in order to make the statements made therein, in the light of the circumstances under which they were made, not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or other financial or statistical data, or as to the information relating to Sun Life or the Acquiring Funds, contained in the Proxy Statement or Registration Statement. Such opinion may also state that such opinion is solely for the benefit of the Trust, the Acquiring Funds, its Board of Trustees and its officers. Such opinion shall also include such other matters incidental to the transaction contemplated hereby as the Acquiring Funds may reasonably request. As to matters relating to Sun Life expressed in such opinion, such opinion may rely on, and assume the accuracy of, information in a certificate of an officer of Sun Life.

7.5 The assets of the Acquired Accounts to be acquired by the Acquiring Funds will include no assets which the Acquiring Funds, by reason of limitations contained in the Declaration of Trust or of investment restrictions disclosed in an Acquiring Fund’s prospectus and statement of additional information in effect on the Closing Date, may not properly acquire.

8.	Further Conditions Precedent to Obligations of the Trust on behalf of the Acquiring Funds, Sun Life, and the Acquired Accounts

The obligations of Sun Life and the Acquired Accounts hereunder are, at the option of the Acquiring Funds, and the obligations of the Trust, on behalf of the Acquiring Funds, hereunder are, at the option of Sun Life and the Acquired Accounts, each subject to the further conditions that on or before the Closing Date:

8.1 This Plan and the transactions contemplated herein shall have been approved by the requisite vote of the holders of outstanding Acquired Account units in accordance with the provisions of the Amended and Restated Rules and Regulations, dated May 31, 2001, of any Account or the Master Amended and Restated By-Laws of the Accounts, dated August 6, 2004, and the 1940 Act and the rules thereunder, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Funds;

8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Plan or the transactions contemplated herein;

8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the SEC, the Delaware insurance commissioner, and state securities authorities, including “no-action” positions of such federal or state authorities) deemed necessary by the Acquiring Funds or the Acquired Accounts to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either an Acquiring Fund or an Acquired Account, provided that either the Acquiring Funds or the Acquired Accounts may waive any such conditions for itself, respectively;

8.4 The Registration Statement shall have become effective under the 1933 Act and, as of the Closing Date, no stop orders suspending the effectiveness thereof shall have been issued, and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.5 Sun Life, the Acquired Accounts, and the Trust, on behalf of the Acquiring Funds, shall have received an opinion of Morgan, Lewis & Bockius LLP, (“Tax Counsel”), reasonably satisfactory to them, as to the federal income tax consequences mentioned below (the “Tax Opinion”). In rendering the Tax Opinion, Tax Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Plan, which Tax Counsel may treat as representations and warranties made to it, and in separate letters addressed to Tax Counsel and certificates delivered pursuant to this Plan. The Tax Opinion shall be substantially to the effect that, although not free from doubt, based on the existing provisions of the Code, Treasury regulations, current administrative rules, and court decisions, on the basis of the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Plan, for federal income tax purposes:

[(a) Sun Life, the Accounts and the New UIT will not recognize any gain or loss as a result of the restructuring of the Accounts into corresponding sub-accounts of the New UIT.

(b) Under Section 351 of the Code, Sun Life will not recognize any gain or loss as a result of the transfer of the assets of each Account to its corresponding Fund in exchange for shares of such corresponding Fund and assumption by such corresponding portfolio of such Account’s liabilities (other than liabilities associated with insurance obligations that will be assumed by the corresponding sub-account of the New UIT).

(c) Under Section 1032 of the Code, no gain or loss will be recognized by a Fund upon the receipt of the assets of the corresponding Account solely in exchange for the issuance of such Fund’s shares and the assumption of such Account’s liabilities (other than liabilities associated with insurance obligations that will be assumed by the corresponding sub-account of the New UIT).

(d) Under Section 362(a) of the Code, each Fund’s basis in the assets it receives from the corresponding Account will be the same as such Account’s basis in those assets immediately prior to the Reorganization.

(e) Under Section 1223(2) of the Code, each Fund’s holding period for the transferred assets will include the Account’s holding period therefor.

(f) Under Section 358 of the Code, the aggregate basis in the shares of a Fund received in the Reorganization by the corresponding sub-account of the New UIT will be the same as the aggregate adjusted basis of the assets surrendered by the corresponding Account in exchange therefore reduced by the amount of liabilities, if any, of the Account assumed by such Fund.

(g) Under Section 1223(1) of the Code, Sun Life’s holding period (through each sub-account of the New UIT) in the shares of each Fund received in the Reorganization will include its holding period (through each Account) for the assets surrendered in exchange therefor, provided such assets were held as capital assets on the closing date.

(h) No gain or loss will be recognized by the owners of variable contracts based on the Accounts (and then the sub-accounts of the New UIT) as a result of the Reorganization.]

The Trust, with respect to the Acquiring Funds, and Sun Life agree to make and provide additional representations to Tax Counsel that are reasonably necessary to enable Tax Counsel to deliver the Tax Opinion. Notwithstanding anything herein to the contrary, the Trust may not waive in any material respect the condition set forth in this paragraph 8.5.

8.6 The Boards of Managers of the Acquired Accounts shall have determined, with respect to each Acquired Account, that the Reorganization is in the best interests of each Acquired Account and is not dilutive of the interests of owners of units of each Acquired Account and, based on such determinations, shall have approved this Plan and the transactions contemplated thereby.

9.	Brokerage Fees and Expenses; Contingent Deferred Sales Charges; Certain Records

9.1 The Acquiring Funds and the Acquired Accounts each represents and warrants to the other that there are no brokers or finders entitled to receive any payments from either party to this Plan in connection with the transactions provided for herein.

9.2 The Acquiring Funds and the Acquired Accounts will, as between each other, be liable for its own expenses incurred in connection with entering into and carrying out the provisions of this Plan, whether or not the Reorganization is consummated.

10.	Entire Agreement

Sun Life, the Acquiring Funds and the Acquired Accounts agree that no party has made any representation, warranty or covenant not set forth herein or referred to in Article 4 hereof or required in connection with paragraph 8.5 hereof and that this Plan constitutes the entire agreement between the parties.

11.	Termination

11.1 This Plan may be terminated by the mutual agreement of the parties. In addition, any party may at its option terminate this Plan unilaterally at or prior to the Closing Date because of:

(a) a material breach by another party of any representation, warranty or agreement contained herein to be performed at or prior to the Closing Date; or

(b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and that reasonably appears will not or cannot be met.

11.2 In the event of any such termination, there shall be no liability for damages on the part of the Trust, Sun Life, the Acquiring Funds, or the Acquired Accounts, or their respective trustees or officers, to the other party or its trustees or officers, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Plan.

12.	Amendments

This Plan may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the parties; provided, however, that following the Meeting, no such amendment may have the effect of changing the provisions for determining the number of Reorganization Shares to be issued to the Acquired Accounts under this Plan to their detriment without their further approval; and provided further that nothing contained in this Article 12 shall be construed to prohibit the parties from amending this Plan to change the Closing Date.

13.	Notices

Any notice, report, statement or demand required or permitted by any provisions of this Plan shall be in writing and shall be personally delivered or given by prepaid telegraph, telecopy or certified mail addressed to the Acquired Accounts or the Trust, on behalf of the Acquiring Funds, at 500 Boylston Street, Boston, Massachusetts 02116, Attention: Secretary, and to Sun Life at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

14.	Miscellaneous

14.1 The article and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

14.2 This Plan shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

14.3 This Plan shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

14.4 A copy of the Declaration of Trust of the Trust is on file with the Secretary of State of The Commonwealth of Massachusetts. As provided in the Declaration of Trust of the Trust, and pursuant to certain responsibilities and powers conferred upon the Board of Trustees of the Trust, the Boards of Managers of the Acquired Accounts, and the Board of Directors of Sun Life, this Plan was executed by the undersigned officers of Sun Life, the Acquired Accounts and the Trust, on behalf of each of the Funds, as officers and not individually, and the obligations of this Plan are not binding upon the undersigned officers, nor are they binding upon Sun Life’s, the Acquired Accounts’, or the Trust’s other officers or upon the members of their boards, individually, but are binding only upon the assets and property of Sun Life, the Acquired Accounts, and the Trust. Moreover, no Fund of the Trust shall be liable for the obligations of any other Fund of the Trust.

14.5 Notwithstanding Article 12 of this Plan, but subject to the first proviso contained therein, any party to this Plan, with the consent of its president, vice president, secretary or assistant secretary, may waive any condition (other than that contained in paragraph 8.5 hereof) or covenant to which the other party is subject or may modify such condition or covenant in a manner deemed appropriate by any such officer.

IN WITNESS WHEREOF, each of the parties hereto has caused this Plan to be duly executed by a duly authorized officer on its behalf.

Attest:	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

By:
Name:
Title:

By:
Name:
Title:

Attest:	CAPITAL APPRECIATION VARIABLE ACCOUNT

By:
Name:
Title:

Attest:	GLOBAL GOVERNMENTS VARIABLE ACCOUNT

By:
Name:
Title:

Attest:	GOVERNMENT SECURITIES VARIABLE ACCOUNT

By:
Name:
Title:

Attest:	HIGH YIELD VARIABLE ACCOUNT

By:
Name:
Title:

Attest:	MONEY MARKET VARIABLE ACCOUNT

By:
Name:
Title:

Attest:	TOTAL RETURN VARIABLE ACCOUNT

By:
Name:
Title:

Attest:	MFS VARIABLE INSURANCE TRUST II, on behalf of the Funds

By:
Name:
Title:

PART B

STATEMENT OF ADDITIONAL INFORMATION

September                     , 2011

MFS VARIABLE INSURANCE TRUST II

MFS Money Market Portfolio

MFS High Yield Portfolio

MFS Massachusetts Investors Growth Stock Portfolio

MFS Government Securities Portfolio

MFS Global Governments Portfolio

MFS Total Return Portfolio

Acquisition of the Assets and Liabilities of the following separate accounts of Sun Life Assurance Company of Canada (U.S.):

Money Market Variable Account

High Yield Variable Account

Capital Appreciation Variable Account

Government Securities Variable Account

Global Governments Variable Account

Total Return Variable Account

One Sun Life Executive Park

Wellesley Hills, Masschusetts

In Exchange for Shares of MFS Money Market Portfolio, MFS High Yield Portfolio, MFS Massachusetts Investors Growth Stock Portfolio, MFS Government Securities Portfolio, MFS Global Governments Portfolio and MFS Total Return Portfolio (each a series of MFS Variable Insurance Trust II)

500 Boylston Street, 24th Floor

Boston Massachusetts 02116

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with, the Proxy Statement/Prospectus dated September __, 2011 relating specifically to the proposed transfer of all of the assets and liabilities of the following separate accounts of Sun Life Assurance Company of Canada (U.S.) (the “Reorganization”): Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable

1

Account, Government Securities Variable Account, Global Governments Variable Account and Total Return Variable Account in exchange for shares of MFS Money Market Portfolio, MFS High Yield Portfolio, MFS Massachusetts Investors Growth Stock Portfolio, MFS Government Securities Portfolio, MFS Global Governments Portfolio and MFS Total Return Portfolio (each a series of MFS Variable Insurance Trust II (the “Trust”)). To obtain a copy of the Proxy Statement/Prospectus, please write to MFS Variable Insurance Trust II, 500 Boylston Street, 24th Floor Boston Massachusetts 02116 or call (800)                     . The Reorganization will be pursuant to an Agreement and Plan of Reorganization.

This SAI incorporates by reference the following described documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

(1) The SAI of MFS Variable Insurance Trust II, dated April 30, 2011, as supplemented;

(2) The Financial Statements of Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, Global Governments Variable Account and Total Return Variable Account included in the Annual Report to Shareholders of the Accounts, dated December 31, 2010.

(3) The Financial Statements of Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, Global Governments Variable Account and Total Return Variable Account included in the Semi-Annual Report to Shareholders of the Accounts, dated June 30, 2011.

(4) The Financial Statements of the MFS Money Market Portfolio, MFS High Yield Portfolio, MFS Massachusetts Investors Growth Stock Portfolio, MFS Government Securities Portfolio, MFS Global Governments Portfolio and MFS Total Return Portfolio included in the Trust’s Annual Report to Shareholders, dated December 31, 2010.

(5) The Financial Statements of the MFS Money Market Portfolio, MFS High Yield Portfolio, MFS Massachusetts Investors Growth Stock Portfolio, MFS Government Securities Portfolio, MFS Global Governments Portfolio and MFS Total Return Portfolio included in the Trust’s Semi-Annual Report to Shareholders, dated June 30, 2011.

Financial Statements

Below are unaudited pro forma financial statements reflecting consummation of the Reorganization for the High Yield, Capital Appreciation, and Global Governments Variable Accounts. Unaudited pro forma financial statements for the Money Market, Government Securities and Total Return Variable Accounts are not included in this SAI because the assets of these Accounts which are being acquired are less than 10% of the assets of the acquiring Trust series. As previously noted, the audited financial statements for the year ended December 31, 2010 and the unaudited financial statements for the period ended June 30, 2011 for the Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account,

2

Government Securities Variable Account, Global Governments Variable Account and Total Return Variable Account are incorporated by reference into this SAI from the most recent Annual Report and Semi-Annual Report to Shareholders of these Accounts. As previously noted, the audited financial statements for the year ended December 31, 2010 and the unaudited financial statements for the period ended June 30, 2011 for the MFS Money Market Portfolio, MFS High Yield Portfolio, MFS Massachusetts Investors Growth Stock Portfolio, MFS Government Securities Portfolio, MFS Global Governments Portfolio and MFS Total Return Portfolio are incorporated by reference into this SAI from the Trust’s most recent Annual Report and Semi-Annual Report to Shareholders.

3

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

December 31, 2010

	High Yield		MFS High Yield			Pro Forma
	Variable Account		Portfolio		Pro Forma	Combined Fund
Issuer	Shares/Par	Value ($)	Shares/Par	Value ($)	Adjustments	Shares/Par	Value ($)
BONDS (94.2%, 92.2%, and 92.5%, respectively)
Aerospace
Alliant Techsystems, Inc., 6.875%, 2020	$20,000	$20,548	$115,000	$118,306	$—	$135,000	$138,854
BE Aerospace, Inc., 8.5%, 2018	110,000	120,450	620,000	678,900	—	730,000	799,350
Bombardier, Inc., 7.5%, 2018 (n)	185,000	198,413	935,000	1,002,788	—	1,120,000	1,201,201
Bombardier, Inc., 7.45%, 2034 (n)	—	—	160,000	156,800	—	160,000	156,800
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	178,000	132,165	1,016,000	754,380	$—	$1,194,000	$886,545
Oshkosh Corp., 8.25%, 2017	75,000	81,563	400,000	435,000	—	475,000	516,563

		$553,139		$3,146,174	$—		$3,699,313

Airlines
Continental Airlines, Inc., 6.748%, 2018	$22,636	$22,466	$113,178	$112,329	$—	$135,814	$134,795

Apparel Manufacturers
Hanesbrands, Inc., 8%, 2016	$110,000	$117,975	$605,000	$648,863	$—	$715,000	$766,838
Hanesbrands, Inc., 6.375%, 2020 (n)	50,000	47,500	—	—	—	50,000	47,500
Phillips-Van Heusen Corp., 7.375%, 2020	120,000	127,500	655,000	695,937	—	775,000	823,437

		$292,975		$1,344,800	$—		$1,637,775

Asset-Backed & Securitized
Airlie LCDO Ltd., CDO, FRN, 2.2%, 2011 (a)(p)(z)	$—	$—	$717,270	$315,599	$—	$717,270	$315,599
Anthracite Ltd., CDO, 6%, 2037 (z)	—	—	1,300,000	390,000	—	1,300,000	390,000
Arbor Realty Mortgage Securities, CDO, FRN, 2.589%, 2038 (z)	—	—	577,317	75,051	—	577,317	75,051
ARCap REIT, Inc., CDO, “H”, 6.078%, 2045 (z)	$165,567	$9,520	—	—	—	165,567	9,520
Babson Ltd., CLO, “D”, FRN, 1.789%, 2018 (n)	—	—	670,000	520,925	—	670,000	520,925
Citigroup Commercial Mortgage Trust, FRN, 5.697%, 2049	148,212	67,694	952,699	435,135	—	1,100,911	502,829
Crest Ltd., CDO, 7%, 2040	159,437	7,972	—	—	—	159,437	7,972
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (a)(p)(z)	—	—	1,075,028	21,501	—	1,075,028	21,501
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.588%, 2050 (z)	—	—	508,349	10,167	—	508,349	10,167
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032	165,000	159,973	855,000	828,953	—	1,020,000	988,926
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.06%, 2051	110,000	50,988	690,000	319,835	—	800,000	370,823
Merrill Lynch Mortgage Trust, FRN, “B”, 5.825%, 2050	110,000	55,370	690,000	347,322	—	800,000	402,692
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.747%, 2050	62,000	53,037	404,000	345,596	—	466,000	398,633
Wachovia Bank Commercial Mortgage Trust, FRN, 5.753%, 2047	87,180	16,692	557,306	106,704	—	644,486	123,396
Wachovia Credit, CDO, FRN, 1.652%, 2026 (z)	250,000	87,500	376,000	131,600	—	626,000	219,100

		$508,746		$3,848,388	$—		$4,357,134

Automotive
Accuride Corp., 9.5%, 2018 (n)	$110,000	$119,075	$610,000	$660,325	$—	$720,000	$779,400
Allison Transmission, Inc., 11%, 2015 (n)	115,000	125,350	610,000	664,900	—	725,000	790,250
Ford Motor Credit Co. LLC, 12%, 2015	504,000	634,001	2,826,000	3,554,936	—	3,330,000	4,188,937
General Motors Corp., 7.125%, 2013 (d)	150,000	50,250	777,000	260,295	—	927,000	310,545
Goodyear Tire & Rubber Co., 10.5%, 2016	30,000	34,200	195,000	222,300	—	225,000	256,500

		$962,876		$5,362,756	$—		$6,325,632

Basic Industry
Trimas Corp., 9.75%, 2017	$115,000	$125,925	$645,000	$706,275	$—	$760,000	$832,200

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

December 31, 2010

	High Yield			MFS High Yield				Pro Forma
	Variable Account			Portfolio			Pro Forma	Combined Fund
Issuer	Shares/Par		Value ($)	Shares/Par		Value ($)	Adjustments	Shares/Par		Value ($)
Broadcasting
Allbritton Communications Co., 8%, 2018		$100,000	$101,000		$545,000	$550,450	$—		$645,000	$651,450
Bonten Media Acquisition Co., 9%, 2015 (p)(z)		34,086	17,837		181,025	94,729	—		215,111	112,566
Citadel Broadcasting Corp., 7.75%, 2018 (z)		15,000	15,525		110,000	113,850	—		125,000	129,375
Entravision Communications Corp., 8.75%, 2017 (n)		30,000	31,650		185,000	195,175	—		215,000	226,825
Inmarsat Finance PLC, 7.375%, 2017 (n)		200,000	210,000		860,000	903,000	—		1,060,000	1,113,000
Intelsat Bermuda Ltd., 11.25%, 2017		55,000	59,950		295,000	321,550	—		350,000	381,500
Intelsat Jackson Holdings Ltd., 9.5%, 2016		415,000	437,825		2,190,000	2,310,450	—		2,605,000	2,748,275
Lamar Media Corp., 6.625%, 2015		85,000	87,125		420,000	430,500	—		505,000	517,625
Lamar Media Corp., “C”, 6.625%, 2015		35,000	35,525		220,000	223,300	—		255,000	258,825
LBI Media, Inc., 8.5%, 2017 (z)		100,000	81,250		640,000	520,000	—		740,000	601,250
Local TV Finance LLC, 9.25%, 2015 (p)(z)		143,986	131,027		783,161	712,677	—		927,147	843,704
Newport Television LLC, 13%, 2017 (n)(p)		47,645	42,785		256,939	230,728	—		304,584	273,513
Nexstar Broadcasting, Inc., 0.5% to 2011, 7% to 2014 (p)		202,491	196,444		1,295,759	1,257,066	—		1,498,250	1,453,510
Nexstar Broadcasting, Inc., 7%, 2014		$67,000	$65,493		426,000	416,415	—		493,000	481,908
Salem Communications Corp., 9.625%, 2016		19,000	20,140		113,000	119,780	—		132,000	139,920
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)		65,000	70,363		400,000	433,000	—		465,000	503,363
Sinclair Broadcast Group, Inc., 8.375%, 2018 (n)		20,000	20,650		115,000	118,738	—		135,000	139,388
SIRIUS XM Radio, Inc., 13%, 2013 (z)		30,000	35,700		175,000	208,250	—		205,000	243,950
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)		120,000	129,900		665,000	719,863	—		785,000	849,763
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)		80,000	82,600		435,000	449,138	—		515,000	531,738
Univision Communications, Inc., 12%, 2014 (n)		28,000	30,660		172,000	188,340	—		200,000	219,000
Univision Communications, Inc., 9.75%, 2015 (n)(p)		478,168	501,080		2,570,696	2,693,875	—		3,048,864	3,194,955
Univision Communications, Inc., 7.875%, 2020 (n)		55,000	57,750		285,000	299,250	—		340,000	357,000
Young Broadcasting, Inc., 8.75%, 2014 (d)		80,000	0		525,000	0	—		605,000	0

			$2,462,279			$13,510,124	$—			$15,972,403

Brokerage & Asset Managers
E*TRADE Financial Corp., 7.875%, 2015		$50,000	$49,625		$265,000	$263,012	$—		$315,000	$312,637
E*TRADE Financial Corp., 12.5%, 2017		80,000	94,000		465,000	546,375	—		545,000	640,375
Janus Capital Group, Inc., 6.95%, 2017		220,000	229,202		825,000	859,507	—		1,045,000	1,088,709

			$372,827			$1,668,894	$—			$2,041,721

Building
Building Materials Holding Corp., 6.875%, 2018 (n)		$85,000	$84,150		$480,000	$475,200	$—		$565,000	$559,350
Building Materials Holding Corp., 7%, 2020 (n)		55,000	56,513		290,000	297,975	—		345,000	354,488
CEMEX Finance Europe B.V., 9.625%, 2017 (n)	EUR	75,000	98,770	EUR	435,000	572,868	—	EUR	510,000	671,638
Nortek, Inc., 11%, 2013		$175,933	187,369		$845,933	900,919	—		$1,021,866	1,088,288
Nortek, Inc., 10%, 2018 (z)		35,000	36,138		190,000	196,175	—		225,000	232,313
Owens Corning, 9%, 2019		95,000	111,453		555,000	651,123	—		650,000	762,576
Ply Gem Industries, Inc., 11.75%, 2013		85,000	90,950		450,000	481,500	—		535,000	572,450

			$665,343			$3,575,760	$—			$4,241,103

Business Services
First Data Corp., 9.875%, 2015		$155,000	$147,638		$820,000	$781,050	$—		$975,000	$928,688
Interactive Data Corp., 10.25%, 2018 (n)		110,000	120,450		610,000	667,950	—		720,000	788,400
Iron Mountain, Inc., 6.625%, 2016		145,000	145,544		870,000	873,262	—		1,015,000	1,018,806
Iron Mountain, Inc., 8.375%, 2021		70,000	75,075		415,000	445,087	—		485,000	520,162
SunGard Data Systems, Inc., 10.25%, 2015		156,000	163,995		832,000	874,640	—		988,000	1,038,635
SunGard Data Systems, Inc., 7.375%, 2018 (n)		50,000	50,250		275,000	276,375	—		325,000	326,625
SunGard Data Systems, Inc., 7.625%, 2020 (n)		60,000	60,750		335,000	339,188	—		395,000	399,938
Terremark Worldwide, Inc., 12%, 2017		45,000	51,525		160,000	183,200	—		205,000	234,725

			$815,227			$4,440,752	$—			$5,255,979

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

December 31, 2010

	High Yield		MFS High Yield			Pro Forma
	Variable Account		Portfolio		Pro Forma	Combined Fund
Issuer	Shares/Par	Value ($)	Shares/Par	Value ($)	Adjustments	Shares/Par	Value ($)
Cable TV
Bresnan Broadband Holdings LLC, 8%, 2018 (z)	$30,000	$30,900	$165,000	$169,950	$—	$195,000	$200,850
Cablevision Systems Corp., 8.625%, 2017	85,000	92,544	465,000	506,269	—	550,000	598,813
CCH II LLC, 13.5%, 2016	120,000	143,100	665,000	793,013	—	785,000	936,113
CCO Holdings LLC, 7.875%, 2018	130,000	134,550	1,030,000	1,066,050	—	1,160,000	1,200,600
CCO Holdings LLC, 8.125%, 2020	85,000	89,463	125,000	131,562	—	210,000	221,025
Charter Communications Operating LLC, 10.875%, 2014 (n)	80,000	89,400	405,000	452,588	—	485,000	541,988
CSC Holdings LLC, 8.5%, 2014	190,000	208,763	1,095,000	1,203,131	—	1,285,000	1,411,894
CSC Holdings LLC, 8.5%, 2015	60,000	65,100	315,000	341,775	—	375,000	406,875
EchoStar Corp., 7.125%, 2016	80,000	82,600	425,000	438,812	—	505,000	521,412
Insight Communications Co., Inc., 9.375%, 2018 (n)	75,000	79,875	420,000	447,300	—	495,000	527,175
Mediacom LLC, 9.125%, 2019	115,000	117,300	655,000	668,100	—	770,000	785,400
Videotron LTEE, 6.875%, 2014	45,000	45,563	510,000	516,375	—	555,000	561,938
Virgin Media Finance PLC, 9.125%, 2016	228,000	242,820	1,275,000	1,357,875	—	1,503,000	1,600,695
Virgin Media Finance PLC, 9.5%, 2016	—	—	225,000	254,250	—	225,000	254,250

		$1,421,978		$8,347,050	$—		$9,769,028

Chemicals
Ashland, Inc., 9.125%, 2017	$210,000	$242,025	$1,255,000	$1,446,387	$—	$1,465,000	$1,688,412
Celanese U.S. Holdings LLC, 6.625%, 2018 (n)	75,000	77,438	415,000	428,488	—	490,000	505,926
Hexion Specialty Chemicals, Inc., 8.875%, 2018	195,000	208,406	1,130,000	1,207,688	—	1,325,000	1,416,094
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 9%, 2020 (n)	30,000	31,725	170,000	179,775	—	200,000	211,500
Huntsman International LLC, 8.625%, 2021 (n)	110,000	118,800	600,000	648,000	—	710,000	766,800
Lumena Resources Corp., 12%, 2014 (n)	105,000	97,650	331,000	307,830	—	436,000	405,480
Lyondell Chemical Co., 11%, 2018	377,972	428,053	2,248,711	2,546,665	—	2,626,683	2,974,718
Momentive Performance Materials, Inc., 12.5%, 2014	153,000	170,786	946,000	1,055,973	—	1,099,000	1,226,759
Momentive Performance Materials, Inc., 11.5%, 2016	75,000	81,375	391,000	424,235	—	466,000	505,610
Momentive Performance Materials, Inc., 9%, 2021 (n)	60,000	63,300	330,000	348,150	—	390,000	411,450
Polypore International, Inc., 7.5%, 2017 (z)	20,000	20,400	$110,000	$112,200	—	130,000	132,600
Solutia, Inc., 7.875%, 2020	125,000	133,750	685,000	732,950	—	810,000	866,700

		$1,673,708		$9,438,341	$—		$11,112,049

Computer Software
Syniverse Holdings, Inc., 9.125%, 2019 (z)	$80,000	$82,600	$430,000	$443,975	$—	$510,000	$526,575

Computer Software - Systems
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	$165,000	$176,550	$915,000	$979,050	$—	$1,080,000	$1,155,600

Conglomerates
Amsted Industries, Inc., 8.125%, 2018 (n)	$115,000	$122,044	$640,000	$679,200	$—	$755,000	$801,244
Pinafore LLC, 9%, 2018 (n)	105,000	113,400	580,000	626,400	—	685,000	739,800

		$235,444		$1,305,600	$—		$1,541,044

Consumer Products
ACCO Brands Corp., 10.625%, 2015	$15,000	$16,875	$100,000	$112,500	$—	$115,000	$129,375
ACCO Brands Corp., 7.625%, 2015	60,000	60,000	360,000	360,000	—	420,000	420,000
Central Garden & Pet Co., 8.25%, 2018	85,000	86,063	460,000	465,750	—	545,000	551,813
Easton-Bell Sports, Inc., 9.75%, 2016	95,000	104,263	170,000	186,575	—	265,000	290,838
Jarden Corp., 7.5%, 2017	115,000	121,181	620,000	653,325	—	735,000	774,506
Libbey Glass, Inc., 10%, 2015 (n)	100,000	107,500	545,000	585,875	—	645,000	693,375
NBTY, Inc., 9%, 2018 (n)	15,000	16,013	80,000	85,400	—	95,000	101,413
Scotts Miracle-Gro Co., 6.625%, 2020 (z)	20,000	20,000	110,000	110,000	—	130,000	130,000
Visant Corp., 10%, 2017 (n)	100,000	106,250	570,000	605,625	—	670,000	711,875

		$638,145		$3,165,050	$—		$3,803,195

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

December 31, 2010

	High Yield		MFS High Yield			Pro Forma
	Variable Account		Portfolio		Pro Forma	Combined Fund
Issuer	Shares/Par	Value ($)	Shares/Par	Value ($)	Adjustments	Shares/Par	Value ($)
Consumer Services
KAR Holdings, Inc., 10%, 2015	$41,000	$43,460	$175,000	$185,500	$—	$216,000	$228,960
KAR Holdings, Inc., FRN, 4.286%, 2014	85,000	80,538	525,000	497,437	—	610,000	577,975
Service Corp. International, 6.75%, 2015	55,000	56,375	375,000	384,375	—	430,000	440,750
Service Corp. International, 7%, 2017	190,000	193,800	1,510,000	1,540,200	—	1,700,000	1,734,000
Service Corp. International, 7%, 2019	160,000	160,000	185,000	185,000	—	345,000	345,000
Ticketmaster Entertainment, Inc., 10.75%, 2016	160,000	173,200	910,000	985,075	—	1,070,000	1,158,275

		$707,373		$3,777,587	$—		$4,484,960

Containers
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014	$145,000	$150,075	$1,365,000	$1,412,775	$—	$1,510,000	$1,562,850
Graham Packaging Co. LP/GPC Capital Corp., 8.25%, 2018	20,000	21,000	115,000	120,750	—	135,000	141,750
Greif, Inc., 6.75%, 2017	165,000	172,425	855,000	893,475	—	1,020,000	1,065,900
Owens-Illinois, Inc., 7.375%, 2016	75,000	79,688	400,000	425,000	—	475,000	504,688
Reynolds Group, 7.75%, 2016 (n)	100,000	105,750	325,000	343,688	—	425,000	449,438
Reynolds Group, 7.125%, 2019 (n)	100,000	101,750	335,000	340,863	—	435,000	442,613

		$630,688		$3,536,551	$—		$4,167,239

Defense Electronics
ManTech International Corp., 7.25%, 2018	$85,000	$88,825	$450,000	$470,250	$—	$535,000	$559,075
MOOG, Inc., 7.25%, 2018	60,000	62,700	315,000	329,175	—	375,000	391,875

		$151,525		$799,425	$—		$950,950

Electronics
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	$55,000	$61,875	$325,000	$365,625	$—	$380,000	$427,500
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	75,000	82,500	440,000	484,000	—	515,000	566,500
Jabil Circuit, Inc., 7.75%, 2016	120,000	134,700	700,000	785,750	—	820,000	920,450
NXP B.V., 7.875%, 2014	75,000	78,000	325,000	338,000	—	400,000	416,000
NXP B.V., 9.75%, 2018 (n)	—	—	105,000	118,125	—	105,000	118,125

		$357,075		$2,091,500	$—		$2,448,575

Emerging Market Sovereign
Republic of Argentina, FRN, 0.677%, 2012	$38,175	$36,157	$240,750	$228,020	$—	$278,925	$264,177

Energy - Independent
Anadarko Petroleum Corp., 8.7%, 2019	$60,000	$73,272	$310,000	$378,574	$—	$370,000	$451,846
Carrizo Oil & Gas, Inc., 8.625%, 2018 (n)	135,000	139,050	705,000	726,150	—	840,000	865,200
Concho Resources, Inc., 8.625%, 2017	30,000	32,700	145,000	158,050	—	175,000	190,750
Denbury Resources, Inc., 8.25%, 2020	110,000	119,350	595,000	645,575	—	705,000	764,925
Energy XXI Gulf Coast, Inc., 9.25%, 2017 (z)	130,000	135,200	705,000	733,200	—	835,000	868,400
Harvest Operations Corp., 6.875%, 2017 (n)	115,000	118,450	625,000	643,750	—	740,000	762,200
Hilcorp Energy I LP, 9%, 2016 (n)	200,000	211,500	1,020,000	1,078,650	—	1,220,000	1,290,150
Linn Energy LLC, 8.625%, 2020 (n)	35,000	37,713	185,000	199,338	—	220,000	237,051
Linn Energy LLC, 7.75%, 2021 (n)	88,000	90,200	472,000	483,800	—	560,000	574,000
Newfield Exploration Co., 6.625%, 2014	125,000	127,500	725,000	739,500	—	850,000	867,000
Newfield Exploration Co., 6.625%, 2016	60,000	61,650	315,000	323,662	—	375,000	385,312
OPTI Canada, Inc., 9.75%, 2013 (n)	90,000	90,000	490,000	490,000	—	580,000	580,000
OPTI Canada, Inc., 8.25%, 2014	205,000	146,063	1,080,000	769,500	—	1,285,000	915,563
Penn Virginia Corp., 10.375%, 2016	175,000	195,125	935,000	1,042,525	—	1,110,000	1,237,650
Pioneer Natural Resources Co., 6.875%, 2018	130,000	138,204	740,000	786,697	—	870,000	924,901
Pioneer Natural Resources Co., 7.5%, 2020	135,000	148,234	760,000	834,501	—	895,000	982,735
Plains Exploration & Production Co., 7%, 2017	210,000	215,775	1,115,000	1,145,662	—	1,325,000	1,361,437
QEP Resources, Inc., 6.875%, 2021	120,000	126,000	645,000	677,250	—	765,000	803,250
Quicksilver Resources, Inc., 8.25%, 2015	115,000	119,313	625,000	648,437	—	740,000	767,750
Quicksilver Resources, Inc., 9.125%, 2019	105,000	115,238	545,000	598,137	—	650,000	713,375
Range Resources Corp., 8%, 2019	75,000	81,656	315,000	342,956	—	390,000	424,612
SandRidge Energy, Inc., 8%, 2018 (n)	135,000	137,025	385,000	390,775	—	520,000	527,800

		$2,659,218		$13,836,689	$—		$16,495,907

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

December 31, 2010

	High Yield			MFS High Yield				Pro Forma
	Variable Account			Portfolio			Pro Forma	Combined Fund
Issuer	Shares/Par		Value ($)	Shares/Par		Value ($)	Adjustments	Shares/Par		Value ($)
Entertainment
AMC Entertainment, Inc., 11%, 2016		$150,000	$159,000		$450,000	$477,000	$—		$600,000	$636,000
AMC Entertainment, Inc., 8.75%, 2019		120,000	128,100		740,000	789,950	—		860,000	918,050
AMC Entertainment, Inc., 9.75%, 2020 (z)		60,000	62,400		330,000	343,200	—		390,000	405,600
Cinemark USA, Inc., 8.625%, 2019		95,000	102,838		535,000	579,137	—		630,000	681,975
NAI Entertainment Holdings LLC, 8.25%, 2017 (z)		50,000	52,500		280,000	294,000	—		330,000	346,500

			$504,838			$2,483,287	$—			$2,988,125

Financial Institutions
American General Finance Corp., 5.375%, 2012		$55,000	$51,975		$290,000	$274,050	$—		$345,000	$326,025
American General Finance Corp., 6.9%, 2017		100,000	80,750		655,000	528,912	—		755,000	609,662
CIT Group, Inc., 7%, 2014		150,000	151,500		820,000	828,200	—		970,000	979,700
CIT Group, Inc., 7%, 2016		185,000	185,694		990,000	993,713	—		1,175,000	1,179,407
CIT Group, Inc., 7%, 2017		510,000	511,275		2,610,000	2,616,525	—		3,120,000	3,127,800
General Electric Capital Corp., 6.375% to 2017, FRN to 2067		70,000	69,300		—	—	—		70,000	69,300
GMAC, Inc., 6.75%, 2014		270,000	284,175		1,455,000	1,531,387	—		1,725,000	1,815,562
International Lease Finance Corp., 5.625%, 2013		75,000	75,375		385,000	386,925	—		460,000	462,300
International Lease Finance Corp., 8.75%, 2017 (n)		155,000	166,238		865,000	927,713	—		1,020,000	1,093,951
International Lease Finance Corp., 7.125%, 2018 (n)		154,000	163,625		837,000	889,313	—		991,000	1,052,938
International Lease Finance Corp., 8.25%, 2020		30,000	30,900		165,000	169,950	—		195,000	200,850
Nationstar Mortgage LLC, 10.875%, 2015 (z)		75,000	73,688		410,000	402,825	—		485,000	476,513
SLM Corp., 8%, 2020		155,000	157,155		825,000	836,472	—		980,000	993,627

			$2,001,650			$10,385,985	$—			$12,387,635

Food & Beverages
ARAMARK Corp., 8.5%, 2015		$115,000	$120,175		$535,000	$559,075	$—		$650,000	$679,250
B&G Foods, Inc., 7.625%, 2018		85,000	89,463		460,000	484,150	—		545,000	573,613
CEDC Finance Corp. International, Inc., 9.125%, 2016 (n)		200,000	212,500		715,000	759,688	—		915,000	972,188
Constellation Brands, Inc., 7.25%, 2016		60,000	63,600		335,000	355,100	—		395,000	418,700
Del Monte Foods Co., 6.75%, 2015		185,000	188,931		850,000	868,062	—		1,035,000	1,056,993
Pinnacle Foods Finance LLC, 9.25%, 2015		155,000	161,394		865,000	900,681	—		1,020,000	1,062,075
TreeHouse Foods, Inc., 7.75%, 2018		95,000	102,956		495,000	536,456	—		590,000	639,412

			$939,019			$4,463,212	$—			$5,402,231

Forest & Paper Products
Boise, Inc., 8%, 2020		$115,000	$123,050		$465,000	$497,550	$—		$580,000	$620,600
Cascades, Inc., 7.75%, 2017		80,000	83,400		455,000	474,338	—		535,000	557,738
Georgia-Pacific Corp., 7.125%, 2017 (n)		65,000	69,225		635,000	676,275	—		700,000	745,500
Georgia-Pacific Corp., 8%, 2024		140,000	159,950		505,000	576,962	—		645,000	736,912
Georgia-Pacific Corp., 7.25%, 2028		35,000	37,888		210,000	227,325	—		245,000	265,213
Graphic Packaging Holding Co., 7.875%, 2018		75,000	78,563		405,000	424,238	—		480,000	502,801
JSG Funding PLC, 7.75%, 2015		35,000	35,875		190,000	194,750	—		225,000	230,625
Millar Western Forest Products Ltd., 7.75%, 2013		135,000	127,913		705,000	667,987	—		840,000	795,900
Sappi Papier Holding GmbH, 6.75%, 2012 (z)		60,000	61,527		315,000	323,019	—		375,000	384,546
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	100,000	140,311	EUR	465,000	652,448	—	EUR	565,000	792,759

			$917,702			$4,714,892	$—			$5,632,594

Gaming & Lodging
Firekeepers Development Authority, 13.875%, 2015 (n)		$100,000	$118,250		$530,000	$626,725	$—		$630,000	$744,975
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		180,000	630		1,270,000	4,445	—		1,450,000	5,075
Gaylord Entertainment Co., 6.75%, 2014		105,000	103,425		575,000	566,375	—		680,000	669,800
GWR Operating Partnership LLP, 10.875%, 2017		80,000	84,400		470,000	495,850	—		550,000	580,250

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

December 31, 2010

	High Yield		MFS High Yield			Pro Forma
	Variable Account		Portfolio		Pro Forma	Combined Fund
Issuer	Shares/Par	Value ($)	Shares/Par	Value ($)	Adjustments	Shares/Par	Value ($)
Harrah’s Operating Co., Inc., 11.25%, 2017	245,000	275,625	1,330,000	1,496,250	—	1,575,000	1,771,875
Harrah’s Operating Co., Inc., 10%, 2018	55,000	50,188	667,000	608,637	—	722,000	658,825
Harrah’s Operating Co., Inc., 10%, 2018	128,000	116,800	353,000	322,112	—	481,000	438,912
Host Hotels & Resorts, Inc., 6.75%, 2016	140,000	142,975	950,000	970,187	—	1,090,000	1,113,162
Host Hotels & Resorts, Inc., 9%, 2017	135,000	149,850	720,000	799,200	—	855,000	949,050
MGM Mirage, 10.375%, 2014	20,000	22,450	150,000	168,375	—	170,000	190,825
MGM Mirage, 11.125%, 2017	60,000	69,000	370,000	425,500	—	430,000	494,500
MGM Mirage, 9%, 2020 (n)	115,000	126,500	625,000	687,500	—	740,000	814,000
MGM Resorts International, 11.375%, 2018	105,000	113,925	525,000	569,625	—	630,000	683,550
Penn National Gaming, Inc., 8.75%, 2019	125,000	137,813	745,000	821,363	—	870,000	959,176
Royal Caribbean Cruises Ltd., 11.875%, 2015	50,000	61,750	270,000	333,450	—	320,000	395,200
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	65,000	71,175	385,000	421,575	—	450,000	492,750
Station Casinos, Inc., 6.5%, 2014 (d)	330,000	33	2,020,000	202	—	2,350,000	235
Station Casinos, Inc., 6.875%, 2016 (d)	380,000	38	2,495,000	249	—	2,875,000	287
Station Casinos, Inc., 7.75%, 2016 (d)	70,000	7	452,000	45	—	522,000	52
Wyndham Worldwide Corp., 6%, 2016	85,000	88,947	445,000	465,664	—	530,000	554,611
Wyndham Worldwide Corp., 7.375%, 2020	110,000	120,928	595,000	654,111	—	705,000	775,039
Wynn Las Vegas LLC, 7.75%, 2020	55,000	59,538	300,000	324,750	—	355,000	384,288

		$1,914,247		$10,762,190	$—		$12,676,437

Industrial
Altra Holdings, Inc., 8.125%, 2016	$85,000	$90,100	$480,000	$508,800	$—	$565,000	$598,900
Diversey, Inc., 8.25%, 2019	80,000	86,800	475,000	515,375	—	555,000	602,175
Great Lakes Dredge & Dock Corp., 7.75%, 2013	100,000	100,875	575,000	580,031	—	675,000	680,906
Mueller Water Products, Inc., 7.375%, 2017	85,000	82,025	440,000	424,600	—	525,000	506,625
Mueller Water Products, Inc., 8.75%, 2020	60,000	66,300	328,000	362,440	—	388,000	428,740

		$426,100		$2,391,246	$—		$2,817,346

Insurance
American International Group, Inc., 8.175% to 2038, FRN to 2068	$390,000	$415,276	$2,060,000	$2,193,507	$—	$2,450,000	$2,608,783
ING Capital Funding Trust III, FRN, 3.902%, 2049	95,000	87,638	555,000	511,987	—	650,000	599,625
ING Groep N.V., 5.775% to 2015, FRN to 2049	190,000	163,400	1,000,000	860,000	—	1,190,000	1,023,400
MetLife, Inc., 9.25% to 2038, FRN to 2038 (n)	—	—	800,000	940,000	—	800,000	940,000

		$666,314		$4,505,494	$—		$5,171,808

Insurance - Property & Casualty
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2058 (n)	$180,000	$217,800	$995,000	$1,203,950	$—	$1,175,000	$1,421,750
USI Holdings Corp., 9.75%, 2015 (z)	160,000	161,600	990,000	999,900	—	1,150,000	1,161,500
XL Group PLC, 6.5% to 2017, FRN to 2049	100,000	86,000	565,000	485,900	—	665,000	571,900

		$465,400		$2,689,750	$—		$3,155,150

Machinery & Tools
Case Corp., 7.25%, 2016	$60,000	$64,800	$330,000	$356,400	$—	$390,000	$421,200
Case New Holland, Inc., 7.875%, 2017 (n)	245,000	267,663	1,285,000	1,403,863	—	1,530,000	1,671,526
Rental Service Corp., 9.5%, 2014	80,000	84,000	410,000	430,500	—	490,000	514,500

		$416,463		$2,190,763	$—		$2,607,226

Major Banks
Bank of America Corp., 8% to 2018, FRN to 2049	$185,000	$186,443	$975,000	$982,605	$—	$1,160,000	$1,169,048
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	175,000	186,023	930,000	988,581	—	1,105,000	1,174,604
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	345,000	288,506	1,855,000	1,551,244	—	2,200,000	1,839,750
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (d)(n)	—	—	320,000	246,400	—	320,000	246,400

		$660,972		$3,768,830	$—		$4,429,802

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

December 31, 2010

	High Yield		MFS High Yield			Pro Forma
	Variable Account		Portfolio		Pro Forma	Combined Fund
Issuer	Shares/Par	Value ($)	Shares/Par	Value ($)	Adjustments	Shares/Par	Value ($)
Medical & Health Technology & Services
Biomet, Inc., 10%, 2017	$170,000	$185,725	$530,000	$579,025	$—	$700,000	$764,750
Biomet, Inc., 10.375%, 2017 (p)	55,000	60,088	295,000	322,287	—	350,000	382,375
Biomet, Inc., 11.625%, 2017	—	—	575,000	635,375	—	575,000	635,375
Community Health Systems, Inc., 8.875%, 2015	220,000	231,000	1,160,000	1,218,000	—	1,380,000	1,449,000
Cooper Cos., Inc., 7.125%, 2015	130,000	133,900	370,000	381,100	—	500,000	515,000
Davita, Inc., 6.375%, 2018	105,000	104,475	580,000	577,100	—	685,000	681,575
Davita, Inc., 6.625%, 2020	50,000	49,500	285,000	282,150	—	335,000	331,650
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	125,000	143,125	595,000	681,275	—	720,000	824,400
HCA, Inc., 9.25%, 2016	455,000	485,428	2,440,000	2,603,175	—	2,895,000	3,088,603
HCA, Inc., 8.5%, 2019	105,000	114,975	625,000	684,375	—	730,000	799,350
HealthSouth Corp., 8.125%, 2020	195,000	209,625	1,055,000	1,134,125	—	1,250,000	1,343,750
Tenet Healthcare Corp., 9.25%, 2015	195,000	207,675	1,065,000	1,134,225	—	1,260,000	1,341,900
Tenet Healthcare Corp., 8%, 2020 (n)	40,000	40,600	240,000	243,600	—	280,000	284,200
United Surgical Partners International, Inc., 8.875%, 2017	65,000	66,950	215,000	221,450	—	280,000	288,400
United Surgical Partners International, Inc., 9.25%, 2017 (p)	90,000	93,600	335,000	348,400	—	425,000	442,000
Universal Hospital Services, Inc., 8.5%, 2015 (p)	175,000	179,813	1,195,000	1,227,862	—	1,370,000	1,407,675
Universal Hospital Services, Inc., FRN, 3.834%, 2015	45,000	41,175	290,000	265,350	—	335,000	306,525
Vanguard Health Systems, Inc., 8%, 2018	130,000	133,250	715,000	732,875	—	845,000	866,125
VWR Funding, Inc., 10.25%, 2015 (p)	147,375	154,744	799,531	839,508	—	946,906	994,252

		$2,635,648		$14,111,257	$—		$16,746,905

Metals & Mining
Arch Coal, Inc., 7.25%, 2020	$55,000	$58,025	$295,000	$311,225	$—	$350,000	$369,250
Arch Western Finance LLC, 6.75%, 2013	57,000	57,570	313,000	316,130	—	370,000	373,700
Cloud Peak Energy, Inc., 8.25%, 2017	120,000	128,850	675,000	724,781	—	795,000	853,631
Cloud Peak Energy, Inc., 8.5%, 2019	130,000	142,350	865,000	947,175	—	995,000	1,089,525
CONSOL Energy, Inc., 8%, 2017 (n)	85,000	90,525	470,000	500,550	—	555,000	591,075
CONSOL Energy, Inc., 8.25%, 2020 (n)	55,000	59,400	315,000	340,200	—	370,000	399,600
Novelis, Inc., 8.375%, 2017 (z)	60,000	62,100	340,000	351,900	—	400,000	414,000
Novelis, Inc., 8.75%, 2020 (z)	30,000	31,125	165,000	171,188	—	195,000	202,313
Peabody Energy Corp., 5.875%, 2016	—	—	570,000	572,850	—	570,000	572,850
Peabody Energy Corp., 7.375%, 2016	165,000	183,150	—	—	—	165,000	183,150
U.S. Steel Corp., 7.375%, 2020	60,000	61,500	320,000	328,000	—	380,000	389,500

		$874,595		$4,563,999	$—		$5,438,594

Natural Gas - Distribution
AmeriGas Partners LP, 7.125%, 2016	$145,000	$150,075	$865,000	$895,275	$—	$1,010,000	$1,045,350
Ferrellgas Partners LP, 8.625%, 2020	120,000	129,000	660,000	709,500	—	780,000	838,500
Inergy LP, 6.875%, 2014	120,000	121,800	680,000	690,200	—	800,000	812,000

		$400,875		$2,294,975	$—		$2,695,850

Natural Gas - Pipeline
Atlas Pipeline Partners LP, 8.125%, 2015	$65,000	$66,950	$185,000	$190,550	$—	$250,000	$257,500
Atlas Pipeline Partners LP, 8.75%, 2018	90,000	94,050	470,000	491,150	—	560,000	585,200
Crosstex Energy, Inc., 8.875%, 2018	125,000	133,906	710,000	760,588	—	835,000	894,494
El Paso Corp., 7%, 2017	175,000	184,680	1,020,000	1,076,421	—	1,195,000	1,261,101
El Paso Corp., 7.75%, 2032	60,000	59,684	350,000	348,156	—	410,000	407,840
Energy Transfer Equity LP, 7.5%, 2020	185,000	190,550	1,005,000	1,035,150	—	1,190,000	1,225,700
Enterprise Products Partners LP, FRN, 8.375%, 2066	73,000	78,384	392,000	420,910	—	465,000	499,294
Enterprise Products Partners LP, FRN, 7.034%, 2068	44,000	45,650	243,000	252,112	—	287,000	297,762
MarkWest Energy Partners LP, 8.75%, 2018	30,000	32,475	180,000	194,850	—	210,000	227,325

		$886,329		$4,769,887	$—		$5,656,216

Network & Telecom
CenturyLink, Inc., 7.6%, 2039	$80,000	$80,632	$430,000	$433,396	$—	$510,000	$514,028
Cincinnati Bell, Inc., 8.25%, 2017	35,000	34,650	195,000	193,050	—	230,000	227,700
Cincinnati Bell, Inc., 8.75%, 2018	140,000	131,250	770,000	721,875	—	910,000	853,125
Citizens Communications Co., 9%, 2031	50,000	51,375	280,000	287,700	—	330,000	339,075
Frontier Communications Corp., 8.25%, 2017	30,000	32,925	175,000	192,063	—	205,000	224,988

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

December 31, 2010

	High Yield		MFS High Yield			Pro Forma
	Variable Account		Portfolio		Pro Forma	Combined Fund
Issuer	Shares/Par	Value ($)	Shares/Par	Value ($)	Adjustments	Shares/Par	Value ($)
Frontier Communications Corp., 8.5%, 2020	140,000	152,950	275,000	300,438	—	415,000	453,388
Qwest Communications International, Inc., 8%, 2015	55,000	59,125	335,000	360,125	—	390,000	419,250
Qwest Communications International, Inc., 7.125%, 2018 (n)	185,000	191,475	1,050,000	1,086,750	—	1,235,000	1,278,225
Windstream Corp., 8.625%, 2016	270,000	284,175	1,205,000	1,268,262	—	1,475,000	1,552,437
Windstream Corp., 8.125%, 2018	20,000	21,000	130,000	136,500	—	150,000	157,500
Windstream Corp., 7.75%, 2020	60,000	61,800	335,000	345,050	—	395,000	406,850

		$1,101,357		$5,325,209	$—		$6,426,566

Oil Services
Basic Energy Services, Inc., 7.125%, 2016	$35,000	$33,950	$190,000	$184,300	$—	$225,000	$218,250
Edgen Murray Corp., 12.25%, 2015	75,000	65,250	385,000	334,950	—	460,000	400,200
Expro Finance Luxembourg, 8.5%, 2016 (n)	200,000	191,000	940,000	897,700	—	1,140,000	1,088,700
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	65,000	61,425	355,000	335,475	—	420,000	396,900
Pioneer Drilling Co., 9.875%, 2018	125,000	132,188	655,000	692,663	—	780,000	824,851
Trinidad Drilling Ltd., 7.875%, 2019 (z)	60,000	60,600	335,000	338,350	—	395,000	398,950

		$544,413		$2,783,438	$—		$3,327,851

Oils
Petroplus Holdings AG, 9.375%, 2019 (n)	$100,000	$92,500	$335,000	$309,875	$—	$435,000	$402,375

Other Banks & Diversified Financials
Capital One Financial Corp., 10.25%, 2039	$150,000	$160,500	$825,000	$882,750	$—	$975,000	$1,043,250
Citigroup Capital XXI, 8.3% to 2037, FRN to 2057	240,000	249,600	1,120,000	1,164,800	—	1,360,000	1,414,400
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	100,000	114,934	445,000	511,456	—	545,000	626,390
LBG Capital No.1 PLC, 7.875%, 2020 (n)	100,000	91,000	605,000	550,550	—	705,000	641,550
Santander UK PLC, 8.963% to 2030, FRN to 2049	210,000	221,550	1,131,000	1,193,205	—	1,341,000	1,414,755

		$837,584		$4,302,761	$—		$5,140,345

Pharmaceuticals
Valeant Pharmaceuticals International, Inc., 6.75%, 2017 (n)	$35,000	$34,825	$200,000	$199,000	$—	$235,000	$233,825
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)	10,000	9,875	55,000	54,313	—	65,000	64,188

		$44,700		$253,313	$—		$298,013

Printing & Publishing
American Media, Inc., 13.5%, 2018 (z)	$14,489	$14,721	$85,857	$87,231	$—	$100,346	$101,952
McClatchy Co., 11.5%, 2017	35,000	39,331	175,000	196,656	—	210,000	235,987
Nielsen Finance LLC, 11.5%, 2016	100,000	115,500	340,000	392,700	—	440,000	508,200
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	28,000	29,400	216,000	226,800	—	244,000	256,200
Nielsen Finance LLC, 7.75%, 2018 (n)	50,000	51,750	280,000	289,800	—	330,000	341,550

		$250,702		$1,193,187	$—		$1,443,889

Railroad & Shipping
Kansas City Southern Railway, 8%, 2015	$155,000	$166,625	$860,000	$924,500	$—	$1,015,000	$1,091,125

Real Estate
CB Richard Ellis Group, Inc., REIT, 11.625%,2017	$45,000	$52,144	$285,000	$330,244	$—	$330,000	$382,388
Developers Diversified Realty Corp., REIT, 7.875%, 2020	45,000	50,394	290,000	324,759	—	335,000	375,153
Entertainment Properties Trust, REIT, 7.75%, 2020 (n)	130,000	137,475	700,000	740,250	—	830,000	877,725

		$240,013		$1,395,253	$—		$1,635,266

Restaurants
Dunkin Finance Corp., 9.625%, 2018 (n)	$55,000	$55,550	$285,000	$287,850	$—	$340,000	$343,400

Retailers
Express LLC/Express Finance Corp., 8.75%, 2018	$75,000	$79,688	$405,000	$430,313	$—	$480,000	$510,001

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

December 31, 2010

	High Yield Variable Account		MFS High Yield Portfolio		Pro Forma	Pro Forma Combined Fund
Issuer	Shares/Par	Value ($)	Shares/Par	Value ($)	Adjustments	Shares/Par	Value ($)
Limited Brands, Inc., 6.9%, 2017	85,000	90,313	465,000	494,062	—	550,000	584,375
Limited Brands, Inc., 6.95%, 2033	50,000	46,750	280,000	261,800	—	330,000	308,550
Neiman Marcus Group, Inc., 10.375%, 2015	115,000	121,469	490,000	517,562	—	605,000	639,031
QVC, Inc., 7.375%, 2020 (n)	135,000	141,413	310,000	324,725	—	445,000	466,138
Rent-A-Center, Inc., 6.625%, 2020	20,000	19,900	115,000	114,425	—	135,000	134,325
Sally Beauty Holdings, Inc., 10.5%, 2016	145,000	159,863	725,000	799,312	—	870,000	959,175
Toys “R” Us Property Co. II LLC, 8.5%, 2017	75,000	80,625	440,000	473,000	—	515,000	553,625
Toys “R” Us, Inc., 10.75%, 2017	215,000	245,100	865,000	986,100	—	1,080,000	1,231,200

		$985,121		$4,401,299	$—		$5,386,420

Specialty Stores
Giraffe Acquisition Corp., 9.125%, 2018 (n)	$75,000	$78,188	$415,000	$432,638	$—	$490,000	$510,826
Michaels Stores, Inc., 11.375%, 2016	80,000	87,200	450,000	490,500	—	530,000	577,700
Michaels Stores, Inc., 7.75%, 2018 (n)	85,000	84,788	455,000	453,863	—	540,000	538,651
Payless ShoeSource, Inc., 8.25%, 2013	142,000	144,485	937,000	953,397	—	1,079,000	1,097,882

		$394,661		$2,330,398	$—		$2,725,059

Telecommunications - Wireless
Clearwire Corp., 12%, 2015 (n)	$230,000	$247,825	$1,265,000	$1,363,038	$—	$1,495,000	$1,610,863
Cricket Communications, Inc., 7.75%, 2016	95,000	98,563	580,000	601,750	—	675,000	700,313
Crown Castle International Corp., 9%, 2015	75,000	82,688	750,000	826,875	—	825,000	909,563
Crown Castle International Corp., 7.125%, 2019	190,000	200,925	525,000	555,187	—	715,000	756,112
Digicel Group Ltd., 12%, 2014 (n)	—	—	140,000	162,750	—	140,000	162,750
Digicel Group Ltd., 8.25%, 2017 (n)	135,000	138,375	760,000	779,000	—	895,000	917,375
Digicel Group Ltd., 10.5%, 2018 (n)	130,000	143,000	150,000	165,000	—	280,000	308,000
MetroPCS Wireless, Inc., 7.875%, 2018	50,000	51,875	290,000	300,875	—	340,000	352,750
Nextel Communications, 7.375%, 2015	110,000	110,138	585,000	585,731	—	695,000	695,869
NII Holdings, Inc., 10%, 2016	115,000	127,363	675,000	747,562	—	790,000	874,925
NII Holdings, Inc., 8.875%, 2019	65,000	70,038	350,000	377,125	—	415,000	447,163
SBA Communications Corp., 8%, 2016	40,000	43,300	255,000	276,038	—	295,000	319,338
SBA Communications Corp., 8.25%, 2019	75,000	81,938	430,000	469,775	—	505,000	551,713
Sprint Capital Corp., 6.875%, 2028	60,000	52,500	330,000	288,750	—	390,000	341,250
Sprint Nextel Corp., 8.375%, 2017	230,000	246,675	920,000	986,700	—	1,150,000	1,233,375
Sprint Nextel Corp., 8.75%, 2032	140,000	141,400	680,000	686,800	—	820,000	828,200
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	200,000	203,500	555,000	564,713	—	755,000	768,213

		$2,040,103		$9,737,669	$—		$11,777,772

Telephone Services
Frontier Communications Corp., 8.125%, 2018	$135,000	$148,163	$765,000	$839,587	$—	$900,000	$987,750

Transportation - Services
American Petroleum Tankers LLC, 10.25%, 2015 (n)	$60,000	$62,100	$335,000	$346,725	$—	$395,000	$408,825
Commercial Barge Line Co., 12.5%, 2017	195,000	225,225	1,065,000	1,230,075	—	1,260,000	1,455,300
Hertz Corp., 8.875%, 2014	129,000	131,903	752,000	768,920	—	881,000	900,823
Hertz Corp., 7.5%, 2018 (n)	80,000	83,000	430,000	446,125	—	510,000	529,125
Hertz Corp., 7.375%, 2021 (z)	110,000	111,100	580,000	585,800	—	690,000	696,900
Navios Maritime Acquisition Corp., 8.625%, 2017 (n)	50,000	51,125	275,000	281,188	—	325,000	332,313
Navios Maritime Holdings, Inc., 8.875%, 2017	60,000	64,950	—	—	—	60,000	64,950
Swift Services Holdings, Inc., 10%, 2018 (z)	80,000	83,800	450,000	471,375	—	530,000	555,175

		$813,203		$4,130,208	$—		$4,943,411

Utilities - Electric Power
AES Corp., 8%, 2017	$285,000	$301,388	$1,470,000	$1,554,525	$—	$1,755,000	$1,855,913
Calpine Corp., 8%, 2016 (n)	130,000	138,125	770,000	818,125	—	900,000	956,250
Calpine Corp., 7.875%, 2020 (n)	65,000	65,813	270,000	273,375	—	335,000	339,188
Covanta Holding Corp., 7.25%, 2020	50,000	50,689	275,000	278,789	—	325,000	329,478
Dynegy Holdings, Inc., 7.75%, 2019	155,000	103,463	825,000	550,687	—	980,000	654,150
Edison Mission Energy, 7%, 2017	200,000	158,500	1,070,000	847,975	—	1,270,000	1,006,475
EDP Finance B.V., 6%, 2018 (n)	—	—	135,000	126,181	—	135,000	126,181
Energy Future Holdings Corp., 10%, 2020 (n)	145,000	149,172	805,000	828,162	—	950,000	977,334
Energy Future Holdings Corp., 10%, 2020	225,000	232,036	1,240,000	1,278,779	—	1,465,000	1,510,815
Genon Escrow Corp., 9.875%, 2020 (n)	155,000	153,838	810,000	803,925	—	965,000	957,763

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

December 31, 2010

	High Yield Variable Account		MFS High Yield Portfolio		Pro Forma	Pro Forma Combined Fund
Issuer	Shares/Par	Value ($)	Shares/Par	Value ($)	Adjustments	Shares/Par	Value ($)
NRG Energy, Inc., 7.375%, 2016	115,000	117,875	610,000	625,250	—	725,000	743,125
Texas Competitive Electric Holdings LLC, 10.25%,2015	120,000	67,800	630,000	355,950	—	750,000	423,750

		$1,538,699		$8,341,723	$—		$9,880,422

Total Bonds (Identified Cost, $37,519,628, $205,695,455, and $243,215,083, respectively)		$38,515,810		$206,317,127	$—		$244,832,937

FLOATING RATE LOANS (g)(r) (1.4%, 1.5%, and 1.5%, respectively)
Aerospace
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$77,272	$76,740	$466,120	$462,916	$—	$543,392	$539,656

Automotive
Ford Motor Co., Term Loan B-1, 3.02%,2013	$75,104	$74,739	$402,564	$400,604	$—	$477,668	$475,343

Broadcasting
Gray Television, Inc., Term Loan B, 3.78%,2014	$52,038	$50,685	$307,291	$299,301	$—	$359,329	$349,986
Local TV Finance LLC, Term Loan B, 2.31%,2013	11,694	11,090	68,300	64,771	—	79,994	75,861
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	55,005	55,074	358,980	359,429	—	413,985	414,503

		$116,849		$723,501	$—		$840,350

Building
Goodman Global Holdings, Inc., 2nd Lien Term Loan, 9%, 2017	$6,641	$6,839	$37,044	$38,146	$—	$43,685	$44,985

Consumer Services
Realogy Corp., Letter of Credit, 3.3%, 2013	$7,791	$7,291	$42,123	$39,422	$—	$49,914	$46,713
Realogy Corp., Term Loan, 3.28%, 2013	57,192	53,524	309,232	289,403	—	366,424	342,927

		$60,815		$328,825	$—		$389,640

Financial Institutions
American General Financial Corp., Term Loan B, 7.25%, 2015	$21,917	$22,205	$123,382	$125,001	$—	$145,299	$147,206

Gaming & Lodging
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)	$248,868	$4,355	$1,601,789	$28,031	$—	$1,850,657	$32,386
MGM Mirage, Term Loan, 7%, 2014 (o)	163,529	154,413	879,986	830,927	—	1,043,515	985,340

		$158,768		$858,958	$—		$1,017,726

Utilities - Electric Power
Texas Competitive Electric Holdings Co. LLC, Term Loan B-2, 3.76%, 2014	$98,785	$76,200	$522,044	$402,686	$—	$620,829	$478,886

Total Floating Rate Loans (Identified Cost, $722,990, $4,246,236, and $4,969,226, respectively)		$593,155		$3,340,637	$—		$3,933,792

COMMON STOCKS (0.5%, 0.6%, and 0.6%, respectively)
Automotive
Accuride Corp. (a)	2,953	$46,894	16,071	$255,207	$—	19,024	$302,101
Oxford Automotive, Inc. (a)	53	0	21	0	—	74	0

		$46,894		$255,207	$—		$302,101

Broadcasting
New Young Broadcasting Holding Co., Inc. (a)	25	$59,375	161	$382,375	$—	186	$441,750

Construction
Nortek, Inc. (a)	764	$27,504	4,027	$144,972	$—	4,791	$172,476

Gaming & Lodging
Ameristar Casinos, Inc	1,600	$25,008	9,100	$142,233	$—	10,700	$167,241

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

December 31, 2010

			High Yield Variable Account		MFS High Yield Portfolio		Pro Forma		Pro Forma Combined Fund
Issuer			Shares/Par	Value ($)	Shares/Par	Value ($)	Adjustments		Shares/Par	Value ($)
Printing & Publishing
American Media Operations, Inc. (a)			3,713	$52,985	22,002	$313,969	$—		25,715	$366,954
Golden Books Family Entertainment, Inc. (a)			21,250	0	17,708	0	—		38,958	0
Quad/Graphics, Inc. (a)			156	6,437	1,190	49,099	—		1,346	55,536

				$59,422		$363,068	$—			$422,490

Special Products & Services
Mark IV Industries LLC, Common Units, “A” (a)			113	$5,664	663	$33,233	$—		776	$38,897

Total Common Stocks (Identified Cost, $335,835, $2,247,700, and $2,583,535, respectively)				$223,867		$1,321,088	$—			$1,544,955

CONVERTIBLE PREFERRED STOCKS (0.3%, 0.3%, and 0.3%, respectively)
Automotive
General Motors Co., 4.75% (Identified Cost, $111,000, $602,500, and $713,500, respectively)			2,220	$120,124	12,050	$652,026	$—		14,270	$772,150

PREFERRED STOCKS (0.1%, 0.1%, and 0.1%, respectively)
Other Banks & Diversified Financials
Citigroup Capital XIII, 7.875% (Identified Cost, $23,750, $126,875, and $150,625, respectively)			950	$25,565	5,075	$136,568	$—		6,025	$162,133

	Strike Price	First Exercise
WARRANTS (0.4%, 0.4%, and 0.5%, respectively)
Broadcasting
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (Identified Cost, $131,145, $827,810, and $958,955, respectively) (a)	$0.10	7/14/10	67	$159,125	437	$1,037,875	$—		504	$1,197,000

			Number of Contracts		Number of Contracts
Issuer/Expiration Date/Strike Price
CALL OPTIONS PURCHASED (0.2%, 0.1%, and 0.2%, respectively)
S&P 500 Index - March 2011 @ $1,225 (Premiums Paid, $46,836, 241,986, and $288,822, respectively)			12	$69,600	62	$359,600	$—		74	$429,200

			Shares/Par		Shares/Par
MONEY MARKET FUNDS (v) (1.1%, 2.1%, and 2.0%, respectively)
MFS Institutional Money Market Portfolio, 0.18%, at Cost and Net Asset Value			459,698	$459,698	4,748,268	$4,748,268	$—		5,207,966	$5,207,966

Total Investments (Identified Cost, $39,350,882, $218,736,830, and $258,087,712, respectively)				$40,166,944		$217,913,189	$—			$258,080,133

OTHER ASSETS, LESS LIABILITIES (1.8%, 2.7%, and 2.5%, respectively)				$726,503		$5,941,241	$4,193	(b)		$6,671,937

NET ASSETS - 100.0%				$40,893,447		$223,854,430	$4,193			$264,752,070

(a)	Non-income producing security.
(b)	Adjustment is the result of elimination of certain insurance related payables to the sponsor following MFS High Yield Portfolio’s acquisition of High Yield Variable Account. See footnote (a) of The Pro Forma Fund’s Statement of Assets and Liabilities for further details.
(d)	Non-income producing security - in default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $58,068,623 representing 21.2% of pro forma fund combined net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The pro forma combined fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
AMC Entertainment, Inc., 9.75%, 2020	12/1/2010	$390,000	$405,600
Airlie LCDO Ltd., CDO, FRN, 2.2%, 2011	10/13/06	701,221	315,599
American Media, Inc., 13.5%, 2018	12/22/2010	101,949	101,952
Anthracite Ltd., CDO, 6%, 2037	5/14/02	908,320	390,000
Arbor Realty Mortgage Securities, CDO, FRN, 2.589%, 2038	12/20/05	577,317	75,051
ARCap REIT, Inc., CDO, “H”, 6.078%, 2045	9/21/2004	145,354	9,520
Bonten Media Acquisition Co., 9%, 2015	5/22/07 - 11/15/10	216,153	112,566
Bresnan Broadband Holdings LLC, 8%, 2018	12/1/2010	195,000	200,850
CWCapital Cobalt Ltd., CDO, 6.23%, 2045	3/20/06	964,912	21,501
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.588%, 2050	4/12/06	508,349	10,167
Citadel Broadcasting Corp., 7.75%, 2018	12/6/2010	125,000	129,375
Energy XXI Gulf Coast, Inc., 9.25%, 2017	12/3/2010	835,000	868,400
Hertz Corp., 7.375%, 2021	12/6/2010	690,000	696,900
LBI Media, Inc., 8.5%, 2017	7/18/2007	730,869	601,250
Local TV Finance LLC, 9.25%, 2015	11/09/07 - 11/30/10	911,538	843,704
NAI Entertainment Holdings LLC, 8.25%, 2017	12/02/10 - 12/20/10	340,898	346,500
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10 - 12/08/10	473,046	476,513
Nortek, Inc., 10%, 2018	11/18/2010	225,000	232,313
Novelis, Inc., 8.375%, 2017	12/10/2010	403,061	414,000
Novelis, Inc., 8.75%, 2020	12/10/2010	195,000	202,313
Polypore International, Inc., 7.5%, 2017	11/10/2010	130,000	132,600
SIRIUS XM Radio, Inc., 13%, 2013	12/15/2010	243,318	243,950
Sappi Papier Holding GmbH, 6.75%, 2012	7/29/10 - 8/02/10	377,071	384,546
Scotts Miracle-Gro Co., 6.625%, 2020	12/13/2010	130,000	130,000
Swift Services Holdings, Inc., 10%, 2018	12/15/2010	530,000	555,175
Syniverse Holdings, Inc., 9.125%, 2019	12/16/2010	520,220	526,575
Trinidad Drilling Ltd., 7.875%, 2019	12/9/2010	392,033	398,950
USI Holdings Corp., 9.75%, 2015	4/26/07 - 11/28/07	1,153,661	1,161,500
Wachovia Credit, CDO, FRN, 1.652%, 2026	6/8/2006	626,000	219,100

Total Restricted Securities			$10,206,470

% of Pro Forma Fund Combined Net Assets			3.9%

The following abbreviations are used in this report and are defined:

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR Euro

As of the date of the Pro Forma Combined Portfolio of Investments, the securities held by the acquired fund are consistent with the investment objectives, strategies and policies of the acquiring fund. However, it is anticipated certain portfolio securities received from the acquired fund in the reorganization will subsequently be sold by the acquiring fund. Any such transactions are not reflected in these pro forma financial statements.

Derivative Contracts at 12/31/10

High Yield Variable Account

Forward Foreign Currency Exchange Contracts at 12/31/10

	Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
	SELL	EUR	UBS AG	179,478	3/15/2011	$237,040	$239,781	$(2,741)

MFS High Yield Portfolio

Forward Foreign Currency Exchange Contracts at 12/31/10

	Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
	SELL	EUR	UBS AG	925,379	3/15/2011	$1,222,169	$1,236,294	$(14,125)

Pro Forma Combined Fund

Forward Foreign Currency Exchange Contracts at 12/31/10

	Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
	SELL	EUR	UBS AG	1,104,857	3/15/2011	$1,459,209	$1,476,075	(16,866)

High Yield Variable Account

Futures Contracts Outstanding at 12/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	3	$361,313	March -2011	$11,966

MFS High Yield Portfolio

Futures Contracts Outstanding at 12/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	14	$1,686,125	March -2011	$55,842

Pro Forma Combined Fund

Futures Contracts Outstanding at 12/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	17	$2,047,438	March -2011	$67,808

At December 31, 2010, the pro forma combined fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Pro Forma Combined Statement of Assets and Liabilities (unaudited)

December 31, 2010

	High Yield Variable Account		MFS High Yield Portfolio	Pro Forma Adjustments		Pro Forma Combined Fund
Assets:
Investments-
Non-affiliated issuers, at value (identified cost, $38,891,184, $213,988,562, and $252,879,746 respectively)	$39,707,246		$213,164,921	$—		$252,872,167
Underlying affiliated funds, at cost and value	459,698		4,748,268	—		5,207,966

Total Investments, at value (identified cost, $39,350,882, $218,736,830 and $258,087,712, respectively)	$40,166,944		$217,913,189	$—		$258,080,133

Cash	$31,291		$172,943			$204,234
Restricted Cash	4,800		22,400	—		27,200
Receivables for
Investments sold	80,291		468,937	—		549,228
Units/Fund shares sold	—		1,998,527	—		1,998,527
Interest and dividends	715,081		3,817,815	—		4,532,896
Receivable from investment adviser	8,681		—	—		8,681
Other assets	1,645		6,945	—		8,590

Total assets	$41,008,733		$224,400,756	$—		$265,409,489

Liabilities:
Payables for
Forward foreign currency exchange contracts	$2,741		$14,125	—		16,866
Daily variation margin on open futures contracts	1,359		6,344	—		7,703
Investments purchased	53,969		289,568	—		343,537
Units surrendered/Fund shares reacquired	6,111		138,770	—		144,881
Payable to affiliates
Investment adviser	1,567		8,541	—		10,108
Distribution and/or service fees	—		1,385	—		1,385
Administrative services fee	94		438	—		532
Payable for managers/trustees’ compensation	40		249	—		289
Payable to sponsor	4,193		—	(4,193	) (a)	—
Accrued expenses and other liabilities	45,212		86,906	—		132,118

Total liabilities	$115,286		$546,326	$(4,193)		$657,419

Net assets	$40,893,447		$223,854,430	$4,193		$264,752,070

Net assets consist of:
Paid-in capital	$—		$255,655,339	$40,072,340		$295,727,679
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	—		(781,859)	825,300		43,441
Accumulated net realized gain (loss) on investments and foreign currency transactions	—		(47,948,715)	—		(47,948,715)
Undistributed net investment income	—		16,929,665	—		16,929,665

Net assets	$—		$223,854,430	$40,897,640	(b)	$264,752,070

Units/Shares of beneficial interest outstanding	1,096,227		37,689,342	6,862,020		44,551,362
Net assets:
Contract Level 2/Initial Class	$32,524,937	(c)	$122,665,835	40,897,640		$163,563,475
Contract Level 3/Service Class	217,938	(c)	101,188,595	—		101,188,595
Contract Level 3-2	8,150,572	(c)	—	—		—

Total	$40,893,447		$223,854,430	$40,897,640		$264,752,070

Accumulation Units/Shares outstanding:
Contract Level 2/Initial Class	662,038		20,565,184	6,862,020	(e)	27,427,204
Contract Level 3/Service Class	6,206		17,124,158	—		17,124,158
Contract Level 3-2	427,983		—	—		—

Total	1,096,227		37,689,342	6,862,020		44,551,362

Accumulation Unit Value/Net Asset Value:
Contract Level 2/Initial Class	$48.077	(d)	$5.96	$—		$5.96
Contract Level 3/Service Class	35.117	(d)	5.91	—		5.91
Contract Level 3-2	18.963	(d)	—	—		—

(a)	Insurance related payable to sponsor to be eliminated for High Yield Variable Account by the sponsor following MFS High Yield Portfolio’s acquisition of High Yield Variable Account.
(b)	Net Assets of the High Yield Variable Account acquired by MFS High Yield Portfolio.
(c)	Contract Level net assets also include the net assets associated with the contract level reserve.
(d)	Accumulation Unit Value does not reflect net assets associated with the reserve of each contract level.

(e)	If the reorganization had taken place on December 31, 2010, the High Yield Variable Account would have received 6,862,020 Initial Class Shares of the MFS High Yield Portfolio. No assurances can be given as to the number of Reorganization Shares the High Yield Variable Account will receive on the Exchange Date. The foregoing is merely an example of what the High Yield Variable Account would have received and distributed had the reorganization been consummated on December 31, 2010, and should not be relied upon to reflect the amount that will be actually received on or after the Exchange Date.

Pro Forma Combined Statement of Operations (unaudited)

For the year ended December 31, 2010

	High Yield Variable Account	MFS High Yield Portfolio	Pro Forma Adjustments		Pro Forma Combined Fund
Net investment income:
Income
Interest	$3,444,320	$18,192,059	$—		$21,636,379
Dividends	8,069	47,056	—		55,125
Dividends from underlying affiliated funds	2,045	9,116	—		11,161

Total investment income	$3,454,434	$18,248,231	$—		21,702,665

Expenses
Management fee	$304,333	$1,658,576	$—		$1,962,909
Mortality and expense risk charges	510,966	—	(510,966	) (a)	—
Distribution expense risk charge	341	—	(341	) (a)	—
Distribution and/or service fees	—	254,995	—		254,995
Administrative services fee	17,086	79,246	1,879	(b)	98,211
Managers/Trustees’ compensation	5,447	30,407	—		35,854
Custodian fee	25,348	48,671	(12,674	) (c)	61,345
Printing/Shareholder communications	10,362	26,793	(2,072	) (c)	35,083
Auditing fees	55,596	65,372	(55,596	) (c)	65,372
Legal fees	8,022	6,429	(7,220	) (c)	7,231
Miscellaneous	8,249	25,089	(7,425	) (c)	25,913

Total expenses	$945,750	$2,195,578	$(594,415)		$2,546,913

Fees paid indirectly	(72)	(322)	—		(394)
Reduction of expenses by investment adviser	(68,650)	(110,572)	48,361	(d)	(130,861)

Net expenses	$877,028	$2,084,684	$(546,054)		$2,415,658

Net investment income	$2,577,406	$16,163,547	$546,054		$19,287,007

Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$1,215,259	$3,373,303	$—		$4,588,562
Futures contracts	15,154	100,003	—		115,157
Foreign currency transactions	32,370	185,593	—		217,963

Net realized gain (loss) on investments and foreign currency transactions	$1,262,783	$3,658,899	$—		$4,921,682

Change in unrealized appreciation (depreciation)
Investments	$1,264,758	$11,527,375	$—		$12,792,133
Futures contracts	11,966	55,842	—		67,808
Translation of assets and liabilities in foreign currencies	(9,531)	(55,935)	—		(65,466)

Net unrealized gain (loss) on investments and foreign currency translation	$1,267,193	$11,527,282	$—		$12,794,475

Net realized and unrealized gain (loss) on investments and foreign currency	$2,529,976	$15,186,181	$—		$17,716,157

Change in net assets from operations	$5,107,382	$31,349,728	$546,054		$37,003,164

(a)	Insurance related mortality and expense risk charge and distribution expense risk charge to be borne directly by contract owners following MFS High Yield Portfolio’s acquisition of High Yield Variable Account.
(b)	Expenditures are adjusted as a result of the current administrative services fee rates in effect for the pro forma combined fund.
(c)	Expenditures are reduced as a result of several factors such as the elimination of duplicative functions and changes to the allocation of expenses.
(d)	Expense reductions, which include expense cap reimbursement and management fee waivers, have been adjusted to reflect annualized contractual expense caps of the pro forma combined fund.

MFS High Yield Portfolio and

High Yield Variable Account

Notes to Pro Forma Combined Financial Statements

December 31, 2010

(Unaudited)

(1) Description of the Fund

MFS High Yield Portfolio (Acquiring Fund), a series of MFS Variable Insurance Trust II (the trust), is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The Acquiring Fund consists of 2 classes of shares: Initial Class and Service Class. The Acquiring fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(2) Basis for the Combination

The accompanying pro forma financial statements are presented to show the effect of the proposed reorganization of High Yield Variable Account (Target Fund) into the Acquiring Fund, (Acquiring Fund and Target Fund are referred to herein as the fund), as if such reorganization had taken place as of December 31, 2010, the annual period of the Acquiring Fund. The following notes refer to the accompanying pro forma financial statements as if the reorganization of the Target Fund with and into the Acquiring Fund had taken place as of December 31, 2010, at the respective net asset value on that date. The Acquiring Fund will be the accounting survivor, based upon an analysis of factors including surviving fund portfolio manager, investment objectives and policies, expense ratio structures and portfolio composition and size.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Acquiring Fund and Target Fund included in their respective annual reports dated December 31, 2010.

(3) Accounting Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(4) Portfolio Valuation

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forwards. The following is a summary of the levels used as of December 31, 2010 in valuing each fund’s assets or liabilities:

High Yield Variable Account

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$321,132	$277,149	$0	$598,281
Non-U.S. Sovereign Debt	—	36,157	—	36,157
Corporate Bonds	—	33,124,092	14,721	33,138,813
Commercial Mortgage-Backed Securities	—	403,755	—	403,755
Asset-Backed Securities (including CDOs)	—	104,992	—	104,992
Foreign Bonds	—	4,832,093	—	4,832,093
Floating Rate Loans	—	593,155	—	593,155
Mutual Funds	459,698	—	—	459,698

Total Investments	$780,830	$39,371,393	$14,721	$40,166,944

Other Financial Instruments
Futures	$11,966	$—	$—	$11,966
Forward Currency Contracts	—	(2,741)	—	(2,741)

MFS High Yield Portfolio

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,739,706	$1,767,451	$0	$3,507,157
Non-U.S. Sovereign Debt	—	228,020	—	228,020
Corporate Bonds	—	177,740,810	87,231	177,828,041
Commercial Mortgage-Backed Securities	—	2,383,546	—	2,383,546
Asset-Backed Securities (including CDOs)	—	1,149,244	315,599	1,464,843
Foreign Bonds	—	24,412,677	—	24,412,677
Floating Rate Loans	—	3,340,637	—	3,340,637
Mutual Funds	4,748,268	—	—	4,748,268

Total Investments	$6,487,974	$211,022,385	$402,830	$217,913,189

Other Financial Instruments
Futures	$55,842	$—	$—	$55,842
Forward Currency Contracts	—	(14,125)	—	(14,125)

Pro Forma Combined Fund

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,060,838	$2,044,600	$0	$4,105,438
Non-U.S. Sovereign Debt	—	264,177	—	264,177
Corporate Bonds	—	210,864,902	101,952	210,966,854
Commercial Mortgage-Backed Securities	—	2,787,301	—	2,787,301
Asset-Backed Securities (including CDOs)	—	1,254,236	315,599	1,569,835
Foreign Bonds	—	29,244,770	—	29,244,770
Floating Rate Loans	—	3,933,792	—	3,933,792
Mutual Funds	5,207,966	—	—	5,207,966

Total Investments	$7,268,804	$250,393,778	$417,551	$258,080,133

Other Financial Instruments
Futures	$67,808	$—	$—	$67,808
Forward Currency Contracts	—	(16,866)	—	(16,866)

For further information regarding security characteristics, see the Portfolios of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

High Yield Variable Account

	Equity Securities	Corporate Bonds	Total
Balance as of 12/31/09	$6,948	$—	$6,948
Accrued discounts/premiums	—	—	—
Realized gain (loss)	(5,181)	—	(5,181)
Change in unrealized appreciation (depreciation)	(1,767)	—	(1,767)
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3	—	14,721	14,721
Transfers out of Level 3	—	—	—
Balance as of 12/31/10	$0	$14,721	$14,721

MFS High Yield Portfolio

	Equity Securities	Corporate Bonds	Asset-Backed Securities (including CDO’s)	Total
Balance as of 12/31/09	$41,163	$—	$343,598	$384,761
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	(30,692)	—	—	(30,692)
Change in unrealized appreciation (depreciation)	(10,471)	—	(27,999)	(38,470)
Purchases	—	—	—	—
Sales	—	—	—	—
Transfers into Level 3	—	87,231	—	87,231
Transfers out of Level 3	—	—	—	—
Balance as of 12/31/10	$0	$87,231	$315,599	$402,830

Pro Forma Combined Fund

	Equity Securities	Corporate Bonds	Asset-Backed Securities (including CDO’s)	Total
Balance as of 12/31/09	$48,111	$—	$343,598	$391,709
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	(35,873)	—	—	(35,873)
Change in unrealized appreciation (depreciation)	(12,238)	—	(27,999)	(40,237)
Purchases	—	—	—	—
Sales	—	—	—	—
Transfers into Level 3	—	101,952	—	101,952
Transfers out of Level 3	—	—	—	—
Balance as of 12/31/10	$0	$101,952	$315,599	$417,551

The net change in unrealized appreciation (depreciation) from pro forma combined fund investments still held as level 3 at December 31, 2010 is $(27,999).

(5) Reorganization Costs

MFS has agreed to bear all costs associated with the proposed reorganization as well as the following proposed reorganizations:

Target Fund	Acquiring Fund
Capital Appreciaion Variable Account	MFS Massachusetts Investors Growth Stock Portfolio
Global Governments Variable Account	MFS Global Governments Portfolio
Government Securities Variable Account	MFS Government Securities Portfolio
Money Market Variable Account	MFS Money Market Portfolio
Total Return Variable Account	MFS Total Return Portfolio

These aggregate costs for all proposed reorganizations are estimated at $205,000.

(6) Capital Shares

The pro forma combined shares of beneficial interest outstanding represent those shares that would have been outstanding on December 31, 2010, had the acquisition taken place on December 31, 2010. In exchange for the net assets of the Target Fund the initial class of shares of the Acquiring Fund would have been issued based upon the per share net asset value as follows:

Initial Class
Net assets – Target Fund	$40,897,640
Shares – Acquiring Fund	6,862,020
Net asset value – Acquiring Fund	$5.96

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the each owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the following to be affiliated issuers:

For the year ended December 31, 2010:

High Yield Variable Account Underlying Affiliated Funds	Beginning Shares / Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares / Par Amount
MFS Institutional Money Market Portfolio	996,965	17,139,907	(17,677,174)	459,698

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,045	$459,698

MFS High Yield Portfolio Underlying Affiliated Funds	Beginning Shares / Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares / Par Amount
MFS Institutional Money Market Portfolio	3,286,982	89,605,358	(88,144,072)	4,748,268

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$9,116	$4,748,268

Pro Forma Combined Fund Underlying Affiliated Funds	Beginning Shares / Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares / Par Amount
MFS Institutional Money Market Portfolio	4,283,947	106,745,265	(105,821,246)	5,207,966

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,161	$5,207,966

(8) Federal Income Taxes

The fund’s policy is to comply with the provision of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Under the terms of the Agreement and Plan of Reorganization, the transfer between the Acquiring Fund and the Target Fund should be treated as a tax-free transfer to a controlled corporation.

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

December 31, 2010

	Capital Appreciation Variable Account		MFS Massachusetts Investors Growth Stock Portfolio		Pro Forma	Pro Forma Combined Fund
Issuer	Shares	Value ($)	Shares	Value ($)	Adjustments	Shares	Value ($)
COMMON STOCKS (98.9%, 98.8%, and 98.9% respectively)
Aerospace
Precision Castparts Corp.	3,780	$526,210	14,390	$2,003,230	$—	18,170	$2,529,440
United Technologies Corp.	44,090	3,470,765	169,530	13,345,402	—	213,620	16,816,167

		$3,996,975		$15,348,632	$—		$19,345,607

Alcoholic Beverages
Companhia de Bebidas das Americas, ADR	31,200	$968,136	119,100	$3,695,673	$—	150,300	$4,663,809
Diageo PLC	88,778	1,640,202	344,202	6,359,244	—	432,980	7,999,446

		$2,608,338		$10,054,917	$—		$12,663,255

Apparel Manufacturers
LVMH Moet Hennessy Louis Vuitton S.A.	8,657	$1,424,064	34,114	$5,611,703	$—	42,771	$7,035,767
NIKE, Inc., “B”	22,580	1,928,784	86,170	7,360,641	—	108,750	9,289,425

		$3,352,848		$12,972,344	$—		$16,325,192

Broadcasting
Omnicom Group, Inc.	10,440	$478,152	39,930	$1,828,794	$—	50,370	$2,306,946

Brokerage & Asset Managers
Charles Schwab Corp.	123,910	$2,120,100	473,710	$8,105,178	$—	597,620	$10,225,278
CME Group, Inc.	6,800	2,187,900	26,490	8,523,158	—	33,290	10,711,058
Franklin Resources, Inc.	13,660	1,519,129	52,510	5,839,637	—	66,170	7,358,766

		$5,827,129		$22,467,973	$—		$28,295,102

Business Services
Accenture Ltd., “A”	90,430	$4,384,951	349,110	$16,928,344	$—	439,540	$21,313,295
Automatic Data Processing, Inc.	7,880	364,686	30,600	1,416,168	—	38,480	1,780,854
Dun & Bradstreet Corp.	35,800	2,938,822	137,440	11,282,450	—	173,240	14,221,272
MSCI, Inc., “A” (a)	58,350	2,273,316	224,340	8,740,286	—	282,690	11,013,602
Verisk Analytics, Inc., “A” (a)	72,400	2,467,392	278,730	9,499,118	—	351,130	11,966,510
Western Union Co.	30,660	569,356	115,510	2,145,021	—	146,170	2,714,377

		$12,998,523		$50,011,387	$—		$63,009,910

Cable TV
DIRECTV, “A” (a)	41,500	$1,657,095	159,300	$6,360,849	$—	200,800	$8,017,944

Chemicals
Monsanto Co.	21,610	$1,504,920	83,170	$5,791,959	$—	104,780	$7,296,879

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

December 31, 2010

	Capital Appreciation Variable Account		MFS Massachusetts Investors Growth Stock Portfolio		Pro Forma	Pro Forma Combined Fund
Issuer	Shares	Value ($)	Shares	Value ($)	Adjustments	Shares	Value ($)
Computer Software
Autodesk, Inc. (a)	43,780	$1,672,396	167,440	$6,396,208	$—	211,220	$8,068,604
Oracle Corp. (s)	179,830	5,628,679	691,380	21,640,194	—	871,210	27,268,873

		$7,301,075		$28,036,402	$—		$35,337,477

Computer Software - Systems
Apple, Inc. (a)	13,380	$4,315,853	51,140	$16,495,718	$—	64,520	$20,811,571
EMC Corp. (a)	64,140	1,468,806	243,730	5,581,417	—	307,870	7,050,223
Hewlett-Packard Co.	49,390	2,079,319	189,750	7,988,475	—	239,140	10,067,794
International Business Machines Corp.	27,570	4,046,173	105,840	15,533,078	—	133,410	19,579,251

		$11,910,151		$45,598,688	$—		$57,508,839

Consumer Products
Church & Dwight Co., Inc.	21,510	$1,484,620	82,060	$5,663,781	$—	103,570	$7,148,401
Colgate-Palmolive Co.	42,950	3,451,892	164,230	13,199,165	—	207,180	16,651,057
Procter & Gamble Co.	40,060	2,577,060	153,461	9,872,146	—	193,521	12,449,206

		$7,513,572		$28,735,092	$—		$36,248,664

Electrical Equipment
Danaher Corp. (s)	112,170	$5,291,059	431,940	$20,374,610	$—	544,110	$25,665,669
W.W. Grainger, Inc.	4,310	595,254	16,990	2,346,489	—	21,300	2,941,743

		$5,886,313		$22,721,099	$—		$28,607,412

Electronics
Microchip Technology, Inc.	72,930	$2,494,935	280,120	$9,582,905	$—	353,050	$12,077,840
Samsung Electronics Co. Ltd., GDR	1,668	703,729	6,502	2,743,194	—	8,170	3,446,923
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	235,766	2,956,506	904,443	11,341,715	—	1,140,209	14,298,221

		$6,155,170		$23,667,814	$—		$29,822,984

Energy - Integrated
Chevron Corp.	12,090	$1,103,213	46,000	$4,197,500	$—	58,090	$5,300,713
Exxon Mobil Corp.	18,570	1,357,838	71,610	5,236,123	—	90,180	6,593,961
Hess Corp.	10,140	776,116	38,560	2,951,382	—	48,700	3,727,498

		$3,237,167		$12,385,005	$—		$15,622,172

Food & Beverages
Groupe Danone	29,995	$1,884,671	114,872	$7,217,732	$—	144,867	$9,102,403
Mead Johnson Nutrition Co., “A”	11,070	689,108	42,230	2,628,818	—	53,300	3,317,926
PepsiCo, Inc.	43,720	2,856,228	167,890	10,968,254	—	211,610	13,824,482

		$5,430,007		$20,814,804	$—		$26,244,811

Food & Drug Stores
CVS Caremark Corp.	34,679	$1,205,789	132,007	$4,589,883	$—	166,686	$5,795,672

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

December 31, 2010

	Capital Appreciation Variable Account		MFS Massachusetts Investors Growth Stock Portfolio		Pro Forma	Pro Forma Combined Fund
Issuer	Shares	Value ($)	Shares	Value ($)	Adjustments	Shares	Value ($)
General Merchandise
Kohl’s Corp. (a)	34,550	$1,877,447	133,130	$7,234,284	$—	167,680	$9,111,731
Target Corp.	29,620	1,781,051	113,450	6,821,749	—	143,070	8,602,800

		$3,658,498		$14,056,033	$—		$17,714,531

Internet
eBay, Inc. (a)	25,530	$710,500	99,760	$2,776,321	$—	125,290	$3,486,821
Google, Inc., “A” (a)	4,160	2,470,915	15,920	9,456,002	—	20,080	11,926,917

		$3,181,415		$12,232,323	$—		$15,413,738
Major Banks
Bank of New York Mellon Corp.	20,854	$629,791	80,155	$2,420,681	$—	101,009	$3,050,472
State Street Corp.	48,500	2,247,490	185,710	8,605,801	—	234,210	10,853,291

		$2,877,281		$11,026,482	$—		$13,903,763

Medical & Health Technology & Services
Medco Health Solutions, Inc. (a)	8,340	$510,992	31,880	$1,953,288	$—	40,220	$2,464,280
Patterson Cos., Inc.	31,380	961,169	120,850	3,701,636	—	152,230	4,662,805
VCA Antech, Inc. (a)	16,450	383,121	62,300	1,450,967	—	78,750	1,834,088

		$1,855,282		$7,105,891	$—		$8,961,173

Medical Equipment
Becton, Dickinson & Co.	20,130	$1,701,388	76,550	$6,470,006	$—	96,680	$8,171,394
DENTSPLY International, Inc.	78,110	2,669,019	300,410	10,265,010	—	378,520	12,934,029
Medtronic, Inc.	46,970	1,742,117	180,820	6,706,614	—	227,790	8,448,731
St. Jude Medical, Inc. (a)	15,470	661,343	59,000	2,522,250	—	74,470	3,183,593
Synthes, Inc.	8,966	1,211,129	34,378	4,643,788	—	43,344	5,854,917
Thermo Fisher Scientific, Inc. (a)	61,240	3,390,246	233,500	12,926,560	—	294,740	16,316,806
Waters Corp. (a)	12,070	937,960	46,870	3,642,268	—	58,940	4,580,228

		$12,313,202		$47,176,496	$—		$59,489,698

Metals & Mining
BHP Billiton Ltd., ADR	12,200	$1,133,624	47,190	$4,384,895	$—	59,390	$5,518,519

Network & Telecom
Cisco Systems, Inc. (a)(s)	236,490	$4,784,193	908,287	$18,374,646	$—	1,144,777	$23,158,839

Oil Services
National Oilwell Varco, Inc.	40,130	$2,698,743	154,070	$10,361,208	$—	194,200	$13,059,951
Schlumberger Ltd.	43,740	3,652,290	167,530	13,988,755	—	211,270	17,641,045

		$6,351,033		$24,349,963	$—		$30,700,996

Other Banks & Diversified Financials
MasterCard, Inc., “A”	5,920	$1,326,731	22,340	$5,006,617	$—	28,260	$6,333,348
Visa, Inc., “A”	48,330	3,401,465	184,990	13,019,596	—	233,320	16,421,061

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

December 31, 2010

	Capital Appreciation Variable Account		MFS Massachusetts Investors Growth Stock Portfolio		Pro Forma		Pro Forma Combined Fund
Issuer	Shares	Value ($)	Shares	Value ($)	Adjustments		Shares	Value ($)
		$4,728,196		$18,026,213	$—			$22,754,409

Pharmaceuticals
Abbott Laboratories	22,510	$1,078,454	86,380	$4,138,466	$—		108,890	$5,216,920
Allergan, Inc.	11,560	793,825	43,420	2,981,651	—		54,980	3,775,476
Johnson & Johnson	35,860	2,217,941	137,630	8,512,416	—		173,490	10,730,357

		$4,090,220		$15,632,533	$—			$19,722,753

Specialty Chemicals
Praxair, Inc.	16,840	$1,607,715	64,840	$6,190,275	$—		81,680	$7,797,990

Specialty Stores
Staples, Inc.	45,400	$1,033,758	172,900	$3,936,933	$—		218,300	$4,970,691

Total Common Stocks (Identified Cost, $103,507,920, $435,370,463, and $538,878,383, respectively)		$128,677,641		$493,878,325	$—			$622,555,966

MONEY MARKET FUNDS (v) (1.2%, 1.2%, and 1.2%, respectively)
MFS Institutional Money Market Portfolio, 0.18%, at Cost and Net Asset Value	1,555,872	$1,555,872	5,979,449	$5,979,449	$—		7,535,321	$7,535,321

Total Investments (Identified Cost, $105,063,792, $441,349,912, and $546,413,704, respectively)		$130,233,513		$499,857,774	$—			$630,091,287

Other Assets, Less Liabilities ((0.0)%, (0.0)%, and (0.0)%, respectively)		$(89,483)		$(218,124)	$(5,790	)(b)		$(313,397)

Net Assets - 100.0%		$130,144,030		$499,639,650	$(5,790)			$629,777,890

(a)	Non-income producing security.
(b)	Adjustment is the result of elimination of certain insurance related receivables from the sponsor following MFS Massachusetts Investors Growth Stock Portfolio’s acquisition of Capital Appreciation Variable Account. See The Pro Forma Fund’s Statement of Assets and Liabilities for further details.
(s)	For the MFS Massachusetts Investors Growth Stock Portfolio, the security or a portion of the security was pledged to cover collateral requirements for securities sold short. At December 31, 2010, the value of securities pledged amounted to $171,421. At December 31, 2010, the fund had no short sales outstanding.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR    American Depository Receipt

GDR    Global Depository Receipt

PLC     Public Limited Company

As of the date of the Pro Forma Combined Portfolio of Investments, the securities held by the acquired fund are consistent with the investment objectives, strategies and policies of the acquiring fund. However, it is anticipated certain portfolio securities received from the acquired fund in the reorganization will subsequently be sold by the acquiring fund. Any such transactions are not reflected in these pro forma financial statements.

See Notes to Financial Statements

Pro Forma Combined Statement of Assets and Liabilities (unaudited)

December 31, 2010

	Capital Appreciation Variable Account		MFS Massachusetts Investors Growth Stock Portfolio	Pro Forma Adjustments		Pro Forma Combined Fund
Assets:
Investments-
Non-affiliated issuers, at value (identified cost, $103,507,920, $435,370,463, and $538,878,383, respectively)	$128,677,641		$493,878,325	$—		$622,555,966
Underlying affiliated funds, at cost and value	1,555,872		5,979,449	—		7,535,321

Total Investments, at value (identified cost, $105,063,792, $441,349,912, and $546,413,704, respectively)	$130,233,513		$499,857,774	$—		$630,091,287

Receivables for
Units/Fund shares sold	26,435		188,905	—		215,340
Interest and dividends	117,475		277,067	—		394,542
Receivable from investment adviser	6,783		42,577	—		49,360
Receivable from sponsor	5,790		—	(5,790	)(a)	—
Other assets	4,193		14,514	—		18,707

Total assets	$130,394,189		$500,380,837	$(5,790)		$630,769,236

Liabilities:
Payables for
Units surrendered/Fund shares reacquired	$208,672		$629,404	$—		$838,076
Payable to affiliates
Investment adviser	5,368		20,594	—		25,962
Distribution and/or service fees	—		957	—		957
Administrative services fee	264		964	—		1,228
Payable for manager/trustees’ compensation	148		623	—		771
Accrued expenses and other liabilities	35,707		88,645	—		124,352

Total liabilities	$250,159		$741,187	$—		$991,346

Net assets	$130,144,030		$499,639,650	$(5,790)		$629,777,890

Net assets consist of:
Paid-in capital	$—		$552,254,523	$104,954,675		$657,209,198
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	—		58,518,470	25,183,565		83,702,035
Accumulated net realized gain (loss) on investments and foreign currency transactions	—		(113,635,453)	—		(113,635,453)
Undistributed net investment income	—		2,502,110	—		2,502,110

Net assets	$—		$499,639,650	$130,138,240	(b)	$629,777,890

Units/Shares of beneficial interest outstanding	3,967,561		43,760,715	11,385,673		55,146,388
Net assets:
Contract Level 2/Initial Class	$85,332,486	(c)	$429,925,381	130,138,240		$560,063,621
Contract Level 3/Service Class	806,530	(c)	69,714,269	—		69,714,269
Contract Level 3-2	44,005,014	(c)	—	—		—

Total	$130,144,030		$499,639,650	$130,138,240		$629,777,890

Accumulation Units/Shares outstanding:
Contract Level 2/Initial Class	1,359,806		37,613,815	11,385,673	(e)	48,999,488
Contract Level 3/Service Class	20,021		6,146,900	—		6,146,900
Contract Level 3-2	2,587,734		—	—		—

Total	3,967,561		43,760,715	11,385,673		55,146,388

Accumulation Unit Value/Net Asset Value:
Contract Level 2/Initial Class	$61.454	(d)	$11.43			$11.43
Contract Level 3/Service Class	40.282	(d)	11.34			11.34
Contract Level 3-2	16.917	(d)	—			—

(a)	Insurance related receivable from sponsor to be eliminated for Capital Appreciation Variable Account by the sponsor following MFS Massachusetts Investors Growth Stock Portfolio’s acquisition of Capital Appreciation Variable Account.
(b)	Net Assets of the Capital Appreication Variable Account acquired by MFS Massachusetts Investors Growth Stock Portfolio.
(c)	Contract Level net assets also include the net assets associated with the contract level reserve.
(d)	Accumulation Unit Value does not reflect net assets associated with the reserve of each contract level.

(e)	If the reorganization had taken place on December 31, 2010, the Capital Appreciation Variable Account would have received 11,385,673 Initial Class Shares of the MFS Massachusetts Investors Growth Stock Portfolio, which would be available for distribution to its contract holders. No assurances can be given as to the number of Reorganization Shares the Capital Appreciation Variable Account will receive on the Exchange Date. The foregoing is merely an example of what the Capital Appreciation Variable Account would have received and distributed had the reorganization been consummated on December 31, 2010, and should not be relied upon to reflect the amount that will be actually received on or after the Exchange Date.

Pro Forma Combined Statement of Operations (unaudited)

For the year ended December 31, 2010

	Capital Appreciation Variable Account	MFS Massachusetts Investors Growth Stock Portfolio	Pro Forma Adjustments		Pro Forma Combined Fund
Net investment income:
Income
Dividends	$1,735,411	$6,819,810	—		$8,555,221
Interest	—	18,347	—		18,347
Dividends from underlying affiliated funds	2,430	10,404	—		12,834
Foreign taxes withheld	(37,108)	(146,723)	—		(183,831)

Total investment income	$1,700,733	$6,701,838	$—		8,402,571

Expenses
Management fee	$936,614	$3,675,503	$—		$4,612,117
Mortality and expense risk charges	1,568,703	—	(1,568,703	)(a)	—
Distribution expense risk charge	1,234	—	(1,234	)(a)	—
Distribution and/or service fees	—	181,148	—		181,148
Administrative services fee	46,140	171,973	9,050	(b)	227,163
Managers/Trustees’ compensation	17,450	69,813	—		87,263
Custodian fee	30,606	91,608	(15,303	)(c)	106,911
Printing/Shareholder communications	7,821	97,602	(1,564	)(c)	103,859
Auditing fees	38,616	44,217	(38,616	)(c)	44,217
Legal fees	7,166	7,502	(6,449	)(c)	8,219
Miscellaneous	14,221	43,326	(12,800	)(c)	44,747

Total expenses	$2,668,571	$4,382,692	$(1,635,619)		$5,415,644

Fees paid indirectly	(6)	(31)	—		(37)
Reduction of expenses by investment adviser	(73,102)	(176,815)	57,917	(d)	(192,000)

Net expenses	$2,595,463	$4,205,846	$(1,577,702)		$5,223,607

Net investment income	$(894,730)	$2,495,992	$1,577,702		$3,178,964

Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (s)	$9,743,275	$43,641,163	$—		$53,384,438
Foreign currency transactions	(3,604)	7,779	—		4,175

Net realized gain (loss) on investments and foreign currency transactions	$9,739,671	$43,648,942	$—		$53,388,613

Change in unrealized appreciation (depreciation)
Investments	$4,764,399	$12,940,699	$—		$17,705,098
Translation of assets and liabilities in foreign currencies	7,021	3,932	—		10,953

Net unrealized gain (loss) on investments and foreign currency translation	$4,771,420	$12,944,631	$—		$17,716,051

Net realized and unrealized gain (loss) on investments and foreign currency	$14,511,091	$56,593,573	$—		$71,104,664

Change in net assets from operations	$13,616,361	$59,089,565	$1,577,702		$74,283,628

(a)	Insurance related mortality and expense risk charge and distribution risk charge to be borne directly by contract owners following MFS Massachusetts Investors Growth Stock Portfolio’s acquisition of Capital Appreciation Variable Account.
(b)	Expenditures are adjusted as a result of the current administrative services fee rates in effect for the pro forma combined fund.
(c)	Expenditures are reduced as a result of several factors such as the elimination of duplicative functions and changes to the allocation of expenses.
(d)	Expense reduction adjusted to reflect annualized contractual expense caps of the pro forma combined fund.
(s)	For the MFS Massachusetts Investors Growth Stock Portfolio, realized gain (loss) on investment transactions includes proceeds received from a non-recurring cash settlement in the amount of $2,471,274 from a litigation settlement against Tyco International Ltd.

MFS Massachusetts Investors Growth Stock Portfolio and

Capital Appreciation Variable Account

Notes to Pro Forma Combined Financial Statements

December 31, 2010

(Unaudited)

(1) Description of the Fund

MFS Massachusetts Investors Growth Stock Portfolio (Acquiring Fund), a series of MFS Variable Insurance Trust II (the trust), is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The Acquiring Fund consists of 2 classes of shares: Initial Class and Service Class. The Acquiring fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(2) Basis for the Combination

The accompanying pro forma financial statements are presented to show the effect of the proposed reorganization of Capital Appreciation Variable Account (Target Fund) into the Acquiring Fund, (Acquiring Fund and Target Fund are referred to herein as the fund), as if such reorganization had taken place as of December 31, 2010, the annual period of the Acquiring Fund. The following notes refer to the accompanying pro forma financial statements as if the reorganization of the Target Fund with and into the Acquiring Fund had taken place as of December 31, 2010, at the respective net asset value on that date. The Acquiring Fund will be the accounting survivor, based upon an analysis of factors including surviving fund portfolio manager, investment objectives and policies, expense ratio structures and portfolio composition and size.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Acquiring Fund and Target Fund included in their respective annual reports dated December 31, 2010.

(3) Accounting Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(4) Portfolio Valuation

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of each fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, each fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of

2

calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2010 in valuing each fund’s assets or liabilities:

Capital Appreciation Variable Account

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$128,677,641	$—	$—	$128,677,641
Mutual Funds	1,555,872	—	—	1,555,872

Total Investments	$130,233,513	$—	$—	$130,233,513

MFS Massachusetts Investors Growth Stock Portfolio

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$493,878,325	$—	$—	$493,878,325
Mutual Funds	5,979,449	—	—	5,979,449

Total Investments	$499,857,774	$—	$—	$499,857,774

Pro Forma Combined Fund

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$622,555,966	$—	$—	$622,555,966
Mutual Funds	7,535,321	—	—	7,535,321

Total Investments	$630,091,287	$—	$—	$630,091,287

For further information regarding security characteristics, see the Portfolios of Investments.

(5) Reorganization Costs

MFS has agreed to bear all costs associated with the proposed reorganization as well as the following proposed reorganizations:

3

Target Fund	Acquiring Fund
Global Governments Variable Account	MFS Global Governments Portfolio
Government Securities Variable Account	MFS Government Securities Portfolio
High Yield Variable Account	MFS High Yield Portfolio
Money Market Variable Account	MFS Money Market Portfolio
Total Return Variable Account	MFS Total Return Portfolio

These agregate costs for all proposed reorganizations are estimated at $205,000.

(6) Capital Shares

The pro forma combined shares of beneficial interest outstanding represent those shares that would have been outstanding on December 31, 2010, had the acquisition taken place on December 31, 2010. In exchange for the net assets of the Target Fund the initial class of shares of the Acquiring Fund would have been issued based upon the per share net asset value as follows:

Initial Class
Net assets – Target Fund	$130,138,240
Shares – Acquiring Fund	11,385,673
Net asset value – Acquiring Fund	$11.43

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the each owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the following to be affiliated issuers:

For the year ended December 31, 2010:

4

Capital Appreciation Variable Account Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,026,944	20,629,778	(20,100,850)	1,555,872

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,430	$1,555,872

MFS Massachusetts Investors Growth Stock Portfolio Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,308,898	93,712,731	(92,042,180)	5,979,449

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$10,404	$5,979,449

Pro Forma Combined Fund Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,335,842	114,342,509	(112,143,030)	7,535,321

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$12,834	$7,535,321

(8) Federal Income Taxes

The fund’s policy is to comply with the provision of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Under the terms of the Agreement and Plan of Reorganization, the transfer between the Acquiring Fund and the Target Fund should be treated as a tax-free transfer to a controlled corporation.

5

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

December 31, 2010

	Global Governments Variable Account			MFS Global Governments Portfolio			Pro Forma	Pro Forma Combined Fund
Issuer	Shares/Par		Value ($)	Shares/Par		Value ($)	Adjustments	Shares/Par		Value ($)
BONDS (97.0%, 93.9%, and 94.4%, respectively)
Foreign Bonds
Austria
Republic of Austria, 4.65%, 2018	EUR	40,000	$59,021	EUR	206,000	$303,959	$—	EUR	246,000	$362,980

Belgium
Kingdom of Belgium, 5.5%, 2017	EUR	17,000	$25,235	EUR	98,000	$145,474	$—	EUR	115,000	$170,709

Canada
Bayview Commercial Asset Trust,
FRN, 1.687%, 2023 (z)	CAD	30,000	$24,689	CAD	150,000	$123,444	$—	CAD	180,000	$148,133
Canada Housing Trust, 4.6%, 2011 (n)		57,000	58,603		280,000	287,877	—		337,000	346,480
Government of Canada, 4.25%, 2018		72,000	79,152		367,000	403,456	—		439,000	482,608
Government of Canada, 5.75%, 2033		10,000	13,452		47,000	63,224	—		57,000	76,676

			$175,896			$878,001	$—			$1,053,897

Finland
Republic of Finland, 3.875%, 2017	EUR	109,000	$157,041	EUR	591,000	$851,480	$—	EUR	700,000	$1,008,521

France
Republic of France, 6%, 2025	EUR	49,000	$82,827	EUR	260,000	$439,488	$—	EUR	309,000	$522,315
Republic of France, 4.75%, 2035		45,000	68,137		225,000	340,686	—		270,000	408,823

			$150,964			$780,174	$—			$931,138

Germany
Federal Republic of Germany, 3.75%,2013	EUR	185,000	$263,843	EUR	1,043,000	$1,487,505	$—	EUR	1,228,000	$1,751,348
Federal Republic of Germany, 3.75%,2015		104,000	150,363		548,000	792,296	—		652,000	942,659
Federal Republic of Germany, 4.25%,2018		32,000	47,315		168,000	248,405	—		200,000	295,720
Federal Republic of Germany, 6.25%,2030		33,000	60,738		165,000	303,691	—		198,000	364,429

			$522,259			$2,831,897	$—			$3,354,156

Ireland
Irish Life & Permanent PLC, 3.6%,2013 (e)(n)		$—	$—		$200,000	$179,404	$—		$200,000	$179,404

Italy
Republic of Italy, 4.75%, 2013	EUR	241,000	$333,758	EUR	1,212,000	$1,678,484	$—	EUR	1,453,000	$2,012,242
Republic of Italy, 5.25%, 2017		226,000	319,731		1,156,000	1,635,440	—		1,382,000	1,955,171

			$653,489			$3,313,924	$—			$3,967,413

Japan
Government of Japan, 1.7%, 2017	JPY	65,550,000	$862,383	JPY	331,450,000	$4,360,594	$—	JPY	397,000,000	$5,222,977
Government of Japan, 2.1%, 2024		19,050,000	252,415		122,000,000	1,616,519	—		141,050,000	1,868,934
Government of Japan, 2.2%, 2027		20,000,000	263,603		103,000,000	1,357,558	—		123,000,000	1,621,161
Government of Japan, 2.4%, 2037		8,000,000	107,134		41,000,000	549,062	—		49,000,000	656,196

			$1,485,535			$7,883,733	$—			$9,369,268

Netherlands
Kingdom of the Netherlands, 3.75%,2014	EUR	129,000	$185,749	EUR	658,000	$947,465	$—	EUR	787,000	$1,133,214
Kingdom of the Netherlands, 5.5%,2028		19,000	31,692		113,000	188,487	—		132,000	220,179

			$217,441			$1,135,952	$—			$1,353,393

Norway
Eksportfinans A.S.A., 1.875%, 2013		$35,000	$35,408		$170,000	$171,982	$—		$205,000	$207,390

Spain
Kingdom of Spain, 4.6%, 2019	EUR	22,000	$27,938	EUR	238,000	$302,235	$—	EUR	260,000	$330,173

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

December 31, 2010

	Global Governments Variable Account		MFS Global Governments Portfolio		Pro Forma	Pro Forma Combined Fund
Issuer	Shares/Par	Value ($)	Shares/Par	Value ($)	Adjustments	Shares/Par		Value ($)
United Kingdom
United Kingdom Treasury, 8%, 2015	GBP 43,000	$85,104	GBP 228,000	$451,247	$—	GBP	271,000	$536,351
United Kingdom Treasury, 8%, 2021	5,100	11,076	112,000	243,234	—		117,100	254,310
United Kingdom Treasury, 4.25%, 2027	51,000	81,573	259,000	414,265	—		310,000	495,838
United Kingdom Treasury, 4.25%, 2036	66,000	103,621	313,000	491,414	—		379,000	595,035

		$281,374		$1,600,160	$—			$1,881,534

Total Foreign Bonds		$3,791,601		$20,378,375	$—			$24,169,976

U.S. Bonds
Asset-Backed & Securitized
Commercial Mortgage Asset Trust, FRN, 0.84%,2032 (i)(z)	$857,191	$16,536	$4,996,200	$96,379	$—		$5,853,391	$112,915
Commercial Mortgage Pass-Through Certificates, FRN, 0.45%, 2017 (n)	59,000	56,564	331,000	317,332	—		390,000	373,896
First Union National Bank Commercial Mortgage Trust, FRN, 0.738%, 2043 (i)(n)	572,575	2,277	3,126,323	12,434	—		3,698,898	14,711

		$75,377		$426,145	$—			$501,522

Local Authorities
University of California Rev. (Build America Bonds), 5.77%, 2043	$15,000	$14,133	$70,000	$65,954	$—		$85,000	$80,087

Mortgage-Backed
Fannie Mae, 4.771%, 2012	$37,163	$38,746	$173,428	$180,816	$—		$210,591	$219,562
Fannie Mae, 5.371%, 2013	23,380	24,564	93,519	98,254	—		116,899	122,818
Fannie Mae, 4.7%, 2015	—	—	44,091	47,413	—		44,091	47,413
Fannie Mae, 4.78%, 2015	22,928	24,727	68,783	74,181	—		91,711	98,908
Fannie Mae, 5.5%, 2015	8,914	9,795	39,617	43,532	—		48,531	53,327
Fannie Mae, 5.09%, 2016	25,000	27,139	59,000	64,047	—		84,000	91,186
Fannie Mae, 5.424%, 2016	22,984	25,157	68,032	74,464	—		91,016	99,621
Fannie Mae, 5.05%, 2017	—	—	53,362	57,917	—		53,362	57,917
Fannie Mae, 5.161%, 2018	23,911	26,050	117,314	127,806	—		141,225	153,856
Fannie Mae, 5.1%, 2019	10,784	11,587	52,940	56,883	—		63,724	68,470
Fannie Mae, 5.18%, 2019	10,788	11,611	52,958	56,999	—		63,746	68,610
Fannie Mae, 6.16%, 2019	9,328	10,448	44,889	50,282	—		54,217	60,730
Freddie Mac, 5.085%, 2019	10,000	10,573	33,000	34,891	—		43,000	45,464
Freddie Mac, 5%, 2025 - 2028	15,901	16,217	75,551	77,051	—		91,452	93,268

		$236,614		$1,044,536	$—			$1,281,150

U.S. Government Agencies and Equivalents
Aid-Egypt, 4.45%, 2015	$49,000	$53,707	$252,000	$276,207	$—		$301,000	$329,914
Small Business Administration, 4.57%,2025	29,147	30,732	—	—	—		29,147	30,732
Small Business Administration, 5.09%,2025	—	—	35,022	37,510	—		35,022	37,510
Small Business Administration, 5.21%,2026	80,885	86,826	404,424	434,128	—		485,309	520,954

		$171,265		$747,845	$—			$919,110

U.S. Treasury Obligations
U.S. Treasury Bonds, 6.875%, 2025	$133,000	$177,784	$758,000	$1,013,233	$—		$891,000	$1,191,017
U.S. Treasury Bonds, 5.25%, 2029	86,000	98,631	526,000	603,256	—		612,000	701,887
U.S. Treasury Bonds, 4.5%, 2039	17,100	17,560	86,300	88,619	—		103,400	106,179
U.S. Treasury Notes, 4.75%, 2012	318,000	332,956	1,130,000	1,183,145	—		1,448,000	1,516,101
U.S. Treasury Notes, 4.125%, 2015	165,000	181,693	991,000	1,091,261	—		1,156,000	1,272,954
U.S. Treasury Notes, 4.75%, 2017	380,000	430,914	2,297,000	2,604,761	—		2,677,000	3,035,675
U.S. Treasury Notes, 3.5%, 2020	208,000	213,071	1,025,000	1,049,990	—		1,233,000	1,263,061
U.S. Treasury Notes, TIPS, 1.25%, 2020	159,456	163,268	812,325	831,744	—		971,781	995,012

		$1,615,877		$8,466,009	$—			$10,081,886

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

December 31, 2010

	Global Governments Variable Account		MFS Global Governments Portfolio		Pro Forma		Pro Forma Combined Fund
Issuer	Shares/Par	Value ($)	Shares/Par	Value ($)	Adjustments		Shares/Par	Value ($)
Total U.S. Bonds		$2,113,266		$10,750,489	$—			$12,863,755

Total Bonds (Identified Cost, $5,573,857, $29, 643, 345, and $35,217,202, respectively)		$5,904,867		$31,128,864	$—			$37,033,731

MONEY MARKET FUNDS (v) (4.0%, -%, and 0.6%, respectively)
MFS Institutional Money Market Portfolio, 0.18%, at Cost and Net Asset Value	246,397	$246,397	$—	—	$—		246,397	$246,397

SHORT-TERM OBLIGATIONS (y) (-%, 3.0%, and 2.5%, respectively)
Abbey National North America LLC, 0.14%, due 1/03/11, at Amortized Cost and Value	$—	$—	$989,000	$988,992	$—		$989,000	$988,992

REPURCHASE AGREEMENTS (-%, 2.3%, and 2.0%, respectively)
Goldman Sachs, 0.15%, dated 12/31/10, due 1/03/11, total to be received $770,010 (secured by U.S. Treasury and Federal Agency obligations valued at $785,403 in a jointly traded account), at Cost	$—	$—	$770,000	$770,000	$—		$770,000	$770,000

Total Investments
(Identified Cost, $5,820,254, $31,402,337, and $37, 222, 591, respectively)		$6,151,264		$32,887,856	$—			$39,039,120

OTHER ASSETS,
LESS LIABILITIES ((1.0)%, 0.8%, and 0.5%, respectively)		$(60,454)		$252,121	$148	(a)		$191,815

NET ASSETS - 100.0%		$6,090,810		$33,139,977	$148			$39,230,935

(a)	Adjustment is the result of elimination of certain insurance related payables to the sponsor following MFS Global Governments Portfolio’s acquisition of Global Governments Variable Account. See The Pro Forma Fund’s Statement of Assets and Liabilities for further details.
(e)	Guaranteed by Minister for Finance of Ireland.
(i)	Interest only security for which the pro forma combined fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $914,491, representing 2.3% of pro forma combined fund.
(v)	Underlying affliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(y)	The rate shown represents an annualized yield at time of purchase.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The pro forma combined fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Commercial Asset Trust, FRN, 1.687%, 2023	5/25/06	$162,749	$148,133
Commercial Mortgage Asset Trust, FRN, 0.84%, 2032	8/25/03	110,369	112,915

Total Restricted Securities			$261,048
% of Pro Forma Combined Fund Net Assets			0.7%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated.

A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

As of the date of the Pro Forma Combined Portfolio of Investments, the securities held by the acquired fund are consistent with the investment objectives, strategies and policies of the acquiring fund. However, it is anticipated certain portfolio securities received from the acquired fund in the reorganization will subsequently be sold by the acquiring fund. Any such transactions are not reflected in these pro forma financial statements.

Derivative Contracts at 12/31/10

Forward Foreign Currency Exchange Contracts at 12/31/10

Global Governments Variable Account

			Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Type	Currency	Counterparty
Asset Derivatives
BUY	AUD	Citibank N.A.	7,000	1/12/11	6,873	7,153	280
BUY	AUD	Credit Suisse Group	7,000	1/12/11	6,869	7,153	284
BUY	AUD	Westpac Banking Corp	46,965	1/12/11	45,649	47,995	2,346
BUY	CAD	Goldman Sachs International	35,889	1/12/11	35,081	36,089	1,008
BUY	CAD	UBS AG	7,000	1/12/11	6,919	7,039	120
BUY	CLP	Barclays Bank PLC	7,406,000	1/10/11	15,526	15,817	291
BUY	CNY	JPMorgan Chase Bank N.A.	102,000	1/14/11-4/18/11	15,417	15,478	61
SELL	DKK	Royal Bank of Scotland PLC	44,000	1/12/11	8,031	7,888	143
BUY	EUR	Citibank N.A.	15,000	1/12/11	19,838	20,044	206
BUY	EUR	Deutsche Bank AG	24,000	1/12/11	31,498	32,071	573
BUY	EUR	HSBC Bank	29,754	1/12/11	39,527	39,759	232
BUY	EUR	JPMorgan Chase Bank N.A.	15,558	1/12/11	20,282	20,790	508
BUY	EUR	UBS AG	12,000	1/12/11	15,915	16,036	121
SELL	EUR	Barclays Bank PLC	8,000	1/12/11	11,009	10,690	319
SELL	EUR	Credit Suisse Group	5,000	1/12/11	6,787	6,681	106
SELL	EUR	Deutsche Bank AG	2,000	1/12/11	2,717	2,673	44
SELL	EUR	Goldman Sachs International	9,000	1/12/11	12,449	12,026	423
SELL	EUR	HSBC Bank	36,000	1/12/11	49,393	48,106	1,287
SELL	EUR	JPMorgan Chase Bank N.A.	48,000	1/12/11	67,464	64,142	3,322
SELL	EUR	UBS AG	18,500	1/12/11	25,237	24,721	516
BUY	GBP	Barclays Bank PLC	1,000	1/12/11	1,541	1,559	18
SELL	GBP	Barclays Bank PLC	2,000	1/12/11	3,151	3,118	33
SELL	GBP	Goldman Sachs International	16,000	1/12/11	25,420	24,945	475
SELL	GBP	UBS AG	13,000	1/12/11	20,912	20,267	645
BUY	JPY	Barclays Bank PLC	176,000	1/12/11	2,125	2,168	43
BUY	JPY	Credit Suisse Group	568,000	1/12/11	6,931	6,996	65
BUY	JPY	HSBC Bank	2,137,820	1/12/11	25,870	26,333	463
BUY	JPY	JPMorgan Chase Bank N.A.	49,121,539	1/12/11	600,633	605,065	4,432
BUY	JPY	UBS AG	1,743,000	1/12/11	20,839	21,470	631
SELL	JPY	HSBC Bank	3,610,000	1/12/11	44,488	44,467	21
SELL	JPY	UBS AG	935,000	1/12/11	11,617	11,517	100
SELL	KRW	JPMorgan Chase Bank N.A.	299,000	1/18/11	264	263	1
BUY	MXN	HSBC Bank	191,000	1/12/11	15,371	15,457	86
BUY	NZD	Barclays Bank PLC	9,000	1/12/11	6,812	7,009	197

BUY	PHP	JPMorgan Chase Bank N.A.	367,000	1/28/11	8,313	8,379	66
SELL	SEK	Barclays Bank PLC	26,000	1/12/11	3,872	3,865	7
BUY	SGD	HSBC Bank	23,000	1/12/11	17,773	17,922	149
BUY	SGD	JPMorgan Chase Bank N.A.	20,000	2/07/11	15,316	15,585	269
SELL	TRY	Barclays Bank PLC	19,000	1/26/11	12,506	12,273	233
SELL	TRY	Deutsche Bank AG	40,000	2/22/11	26,585	25,750	835
BUY	TWD	Barclays Bank PLC	503,000	1/27/11	16,565	17,263	698
BUY	ZAR	Deutsche Bank AG	1,000	1/18/11	141	152	11

							$21,668

Liability Derivatives
SELL	AUD	Citibank N.A.	15,000	1/12/11	14,689	15,328	(639)
SELL	CAD	Barclays Bank PLC	15,000	1/12/11	14,850	15,084	(234)
SELL	CAD	Credit Suisse Group	82,381	1/12/11	81,909	82,841	(932)
BUY	DKK	Credit Suisse Group	257,472	1/12/11	48,046	46,158	(1,888)
BUY	EUR	Deutsche Bank AG	14,000	1/12/11	19,414	18,708	(706)
BUY	EUR	Goldman Sachs International	28,311	1/12/11	39,289	37,831	(1,458)
BUY	EUR	JPMorgan Chase Bank N.A.	169,764	1/12/11	236,704	226,853	(9,851)
BUY	EUR	UBS AG	16,643	1/12/11	23,640	22,240	(1,400)
SELL	EUR	Barclays Bank PLC	16,000	1/12/11	20,814	21,381	(567)
SELL	EUR	Citibank N.A.	8,000	1/12/11	10,585	10,690	(105)
SELL	EUR	Deutsche Bank AG	20,000	1/12/11	26,573	26,725	(152)
SELL	EUR	UBS AG	338,227	3/15/11	446,744	451,867	(5,123)
BUY	GBP	Barclays Bank PLC	23,475	1/12/11	37,325	36,598	(727)
BUY	GBP	Credit Suisse Group	4,000	1/12/11	6,376	6,236	(140)
BUY	GBP	Deutsche Bank AG	60,964	1/12/11	96,217	95,043	(1,174)
BUY	GBP	Royal Bank of Scotland PLC	6,000	1/12/11	9,627	9,354	(273)
BUY	GBP	UBS AG	1,000	1/12/11	1,581	1,559	(22)
BUY	IDR	Barclays Bank PLC	152,286,000	4/01/11	16,790	16,676	(114)
BUY	IDR	JPMorgan Chase Bank N.A.	108,538,000	1/14/11	12,069	12,028	(41)
SELL	IDR	JPMorgan Chase Bank N.A.	261,103,000	1/14/11	28,864	28,935	(71)
BUY	JPY	Barclays Bank PLC	6,000	1/12/11	75	74	(1)
BUY	JPY	Goldman Sachs International	3,208,241	1/12/11	39,539	39,520	(19)
SELL	JPY	Barclays Bank PLC	1,887,000	1/12/11	22,727	23,243	(516)
SELL	JPY	Citibank N.A.	2,610,000	1/12/11	31,534	32,149	(615)
SELL	JPY	Credit Suisse Group	100,000	1/12/11	1,230	1,231	(1)
SELL	JPY	Goldman Sachs International	668,000	1/12/11	8,176	8,228	(52)
SELL	JPY	HSBC Bank	5,558,000	1/12/11	66,333	68,462	(2,129)
SELL	JPY	Royal Bank of Scotland PLC	833,000	1/12/11	10,202	10,261	(59)
SELL	JPY	UBS AG	1,080,000	1/12/11	13,279	13,303	(24)
BUY	KRW	Barclays Bank PLC	28,689,000	1/05/11-1/18/11	25,545	25,266	(279)

BUY	KRW	JPMorgan Chase Bank N.A.	299,000	1/05/11	265	264	(1)
SELL	KRW	Barclays Bank PLC	28,659,000	1/05/11-1/18/11	24,533	25,239	(706)
SELL	NOK	Deutsche Bank AG	1,000	1/12/11	161	171	(10)
SELL	NZD	Barclays Bank PLC	9,000	1/12/11	6,940	7,010	(70)
BUY	PHP	JPMorgan Chase Bank N.A.	1,109,000	1/06/11-1/26/11	25,526	25,318	(208)
SELL	PHP	JPMorgan Chase Bank N.A.	773,000	1/26/11	17,379	17,649	(270)
BUY	SEK	Credit Suisse Group	506,807	1/12/11	75,574	75,334	(240)
SELL	SEK	Barclays Bank PLC	34,000	1/12/11	4,934	5,054	(120)
BUY	SGD	Deutsche Bank AG	10,000	1/12/11	7,798	7,792	(6)
SELL	SGD	Deutsche Bank AG	12,000	1/12/11	9,070	9,350	(280)
BUY	TRY	HSBC Bank	17,000	2/22/11	11,597	10,944	(653)
BUY	TRY	JPMorgan Chase Bank N.A.	42,000	1/26/11-2/22/11	28,322	27,093	(1,229)
SELL	TWD	Credit Suisse Group	484,400	1/27/11	16,000	16,624	(624)
SELL	TWD	JPMorgan Chase Bank N.A.	24,000	1/27/11	817	825	(8)

							$(33,737)

MFS Global Governments Portfolio

			Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Type	Currency	Counterparty
Asset Derivatives
BUY	AUD	Citibank N.A.	36,000	1/12/11	35,347	36,789	1,442
BUY	AUD	Credit Suisse Group	36,000	1/12/11	35,329	36,789	1,460
BUY	AUD	Goldman Sachs International	8,000	1/12/11	7,890	8,175	285
BUY	AUD	Westpac Banking Corp.	236,866	1/12/11	230,227	242,057	11,830
BUY	CAD	Barclays Bank PLC	5,000	1/12/11	4,958	5,028	70
BUY	CAD	Goldman Sachs International	199,923	1/12/11	195,422	201,039	5,617
BUY	CAD	UBS AG	36,000	1/12/11	35,585	36,201	616
BUY	CLP	Barclays Bank PLC	39,701,000	1/10/11	83,231	84,791	1,560
BUY	CNY	JPMorgan Chase Bank N.A.	544,000	1/14/11-4/18/11	82,178	82,551	373
SELL	DKK	Royal Bank of Scotland PLC	180,000	1/12/11	32,854	32,269	585
BUY	EUR	Citibank N.A.	68,000	1/12/11	89,902	90,867	965
BUY	EUR	Deutsche Bank AG	126,000	1/12/11	165,363	168,372	3,009
BUY	EUR	JPMorgan Chase Bank N.A.	272,796	1/12/11	355,623	364,532	8,909
BUY	EUR	UBS AG	62,000	1/12/11	82,226	82,849	623
SELL	EUR	Credit Suisse Group	18,000	1/12/11	24,433	24,053	380
SELL	EUR	Deutsche Bank AG	30,000	1/12/11	40,753	40,088	665
SELL	EUR	HSBC Bank	187,000	1/12/11	256,569	249,885	6,684
SELL	EUR	JPMorgan Chase Bank N.A.	248,000	1/12/11	348,564	331,398	17,166
SELL	EUR	UBS AG	93,665	1/12/11	129,132	125,163	3,969

BUY	GBP	Barclays Bank PLC	8,000	1/12/11	12,328	12,472	144
SELL	GBP	Barclays Bank PLC	20,000	1/12/11	31,513	31,180	333
SELL	GBP	Goldman Sachs International	70,000	1/12/11	111,288	109,131	2,157
SELL	GBP	UBS AG	31,000	1/12/11	49,542	48,330	1,212
BUY	JPY	Barclays Bank PLC	13,119,000	1/12/11	157,595	161,596	4,001
BUY	JPY	Citibank N.A.	4,030,000	1/12/11	48,163	49,640	1,477
BUY	JPY	Credit Suisse Group	5,743,000	1/12/11	70,152	70,741	589
BUY	JPY	Goldman Sachs International	1,681,000	1/12/11	20,575	20,706	131
BUY	JPY	JPMorgan Chase Bank N.A.	249,786,592	1/12/11	3,054,261	3,076,800	22,539
BUY	JPY	UBS AG	5,006,000	1/12/11	59,850	61,663	1,813
SELL	KRW	JPMorgan Chase Bank N.A.	439,000	1/05/11	389	387	2
BUY	MXN	HSBC Bank	1,025,000	1/12/11	82,488	82,952	464
BUY	NZD	Barclays Bank PLC	47,000	1/12/11	35,576	36,605	1,029
BUY	PHP	JPMorgan Chase Bank N.A.	1,885,000	1/28/11	42,695	43,038	343
SELL	SEK	Barclays Bank PLC	97,000	1/12/11	14,446	14,419	27
BUY	SGD	HSBC Bank	115,000	1/12/11	88,865	89,610	745
BUY	SGD	JPMorgan Chase Bank N.A.	107,000	2/07/11	81,939	83,379	1,440
SELL	TRY	Barclays Bank PLC	99,000	1/26/11	65,162	63,950	1,212
SELL	TRY	Deutsche Bank AG	206,000	2/22/11	136,913	132,615	4,298
BUY	TWD	Barclays Bank PLC	2,700,000	1/27/11	88,918	92,662	3,744
BUY	ZAR	Deutsche Bank AG	1,000	1/18/11	140	151	11

							$113,919

Liability Derivatives
SELL	AUD	Citibank N.A.	66,000	1/12/11	64,633	67,446	(2,813)
SELL	CAD	Barclays Bank PLC	52,000	1/12/11	51,480	52,290	(810)
SELL	CAD	Credit Suisse Group	419,916	1/12/11	417,507	422,260	(4,753)
BUY	DKK	Credit Suisse Group	1,304,922	1/12/11	243,505	233,934	(9,571)
BUY	EUR	Deutsche Bank AG	142,000	1/12/11	193,540	189,752	(3,788)
BUY	EUR	Goldman Sachs International	18,000	1/12/11	24,788	24,053	(735)
BUY	EUR	JPMorgan Chase Bank N.A.	1,097,257	1/12/11	1,529,427	1,466,244	(63,183)
SELL	EUR	Barclays Bank PLC	62,000	1/12/11	80,477	82,849	(2,372)
SELL	EUR	Deutsche Bank AG	2,000	1/12/11	2,658	2,673	(15)
SELL	EUR	Goldman Sachs International	56,000	1/12/11	74,810	74,832	(22)
SELL	EUR	HSBC Bank	189,745	1/12/11	252,684	253,553	(869)
SELL	EUR	UBS AG	1,805,247	1/12/11-3/15/11	2,384,594	2,411,793	(27,199)
BUY	GBP	Barclays Bank PLC	149,484	1/12/11	237,557	233,049	(4,508)
BUY	GBP	Credit Suisse Group	3,000	1/12/11	4,782	4,677	(105)
BUY	GBP	Deutsche Bank AG	211,484	1/12/11	335,589	329,708	(5,881)
BUY	GBP	Royal Bank of Scotland PLC	31,000	1/12/11	49,738	48,330	(1,408)
BUY	GBP	UBS AG	18,000	1/12/11	28,459	28,062	(397)

BUY	IDR	Barclays Bank PLC	773,536,000	4/01/11	85,285	84,704	(581)
BUY	IDR	JPMorgan Chase Bank N.A.	488,100,000	1/14/11	54,276	54,090	(186)
SELL	IDR	JPMorgan Chase Bank N.A.	1,260,865,000	1/14/11	139,384	139,726	(342)
BUY	JPY	Barclays Bank PLC	1,283,000	1/12/11	15,827	15,804	(23)
SELL	JPY	Barclays Bank PLC	3,714,000	1/12/11	45,664	45,748	(84)
SELL	JPY	Citibank N.A.	274,000	1/12/11	3,310	3,375	(65)
SELL	JPY	Credit Suisse Group	4,491,000	1/12/11	55,299	55,319	(20)
SELL	JPY	HSBC Bank	32,621,000	1/12/11	389,380	401,816	(12,436)
SELL	JPY	Royal Bank of Scotland PLC	4,253,000	1/12/11	52,088	52,387	(299)
SELL	JPY	UBS AG	14,440,000	1/12/11	173,870	177,868	(3,998)
BUY	KRW	Barclays Bank PLC	146,277,000	1/05/11-1/18/11	130,246	128,822	(1,424)
BUY	KRW	JPMorgan Chase Bank N.A.	439,000	1/18/11	389	387	(2)
SELL	KRW	Barclays Bank PLC	146,167,000	1/05/11-1/18/11	125,123	128,725	(3,602)
SELL	NOK	Deutsche Bank AG	14,000	1/12/11	2,257	2,398	(141)
SELL	NZD	Barclays Bank PLC	46,000	1/12/11	35,471	35,826	(355)
BUY	PHP	JPMorgan Chase Bank N.A.	5,650,000	1/06/11-1/26/11	130,045	128,988	(1,057)
SELL	PHP	JPMorgan Chase Bank N.A.	3,814,000	1/26/11	85,746	87,079	(1,333)
BUY	SEK	Credit Suisse Group	2,551,650	1/12/11	380,497	379,291	(1,206)
SELL	SEK	Barclays Bank PLC	87,000	1/12/11	12,626	12,932	(306)
BUY	SGD	Deutsche Bank AG	56,000	1/12/11	43,671	43,636	(35)
SELL	SGD	Deutsche Bank AG	62,000	1/12/11	46,864	48,312	(1,448)
BUY	TRY	HSBC Bank	89,000	2/22/11	60,716	57,295	(3,421)
BUY	TRY	JPMorgan Chase Bank N.A.	216,000	1/26/11-2/22/11	145,674	139,332	(6,342)
SELL	TWD	Credit Suisse Group	2,482,550	1/27/11	82,000	85,199	(3,199)
SELL	TWD	JPMorgan Chase Bank N.A.	191,000	1/27/11	6,499	6,556	(57)

							$(170,391)

Pro Forma Combined Fund

			Contracts to	Settlement Date		Contracts	Net Unrealized Appreciation
Type	Currency	Counterparty	Deliver/Receive	Range	In Exchange For	at Value	(Depreciation)
Asset Derivatives
BUY	AUD	Citibank N.A.	43,000	1/12/11	42,220	43,942	1,722
BUY	AUD	Credit Suisse Group	43,000	1/12/11	42,198	43,942	1,744
BUY	AUD	Goldman Sachs International	8,000	1/12/11	7,890	8,175	285
BUY	AUD	Westpac Banking Corp	283,831	1/12/11	275,876	290,052	14,176
BUY	CAD	Barclays Bank PLC	5,000	1/12/11	4,958	5,028	70
BUY	CAD	Goldman Sachs International	235,812	1/12/11	230,503	237,128	6,625
BUY	CAD	UBS AG	43,000	1/12/11	42,504	43,240	736
BUY	CLP	Barclays Bank PLC	47,107,000	1/10/11	98,757	100,608	1,851

BUY	CNY	JPMorgan Chase Bank N.A.	646,000	1/14/11-4/18/11	97,595	98,029	434
SELL	DKK	Royal Bank of Scotland PLC	224,000	1/12/11	40,885	40,157	728
BUY	EUR	Citibank N.A.	83,000	1/12/11	109,740	110,911	1,171
BUY	EUR	Deutsche Bank AG	150,000	1/12/11	196,861	200,443	3,582
BUY	EUR	HSBC Bank	29,754	1/12/11	39,527	39,759	232
BUY	EUR	JPMorgan Chase Bank N.A.	288,354	1/12/11	375,905	385,322	9,417
BUY	EUR	UBS AG	74,000	1/12/11	98,141	98,885	744
SELL	EUR	Barclays Bank PLC	8,000	1/12/11	11,009	10,690	319
SELL	EUR	Credit Suisse Group	23,000	1/12/11	31,220	30,734	486
SELL	EUR	Deutsche Bank AG	32,000	1/12/11	43,470	42,761	709
SELL	EUR	Goldman Sachs International	9,000	1/12/11	12,449	12,026	423
SELL	EUR	HSBC Bank	223,000	1/12/11	305,962	297,991	7,971
SELL	EUR	JPMorgan Chase Bank N.A.	296,000	1/12/11	416,028	395,540	20,488
SELL	EUR	UBS AG	112,165	1/12/11	154,369	149,884	4,485
BUY	GBP	Barclays Bank PLC	9,000	1/12/11	13,869	14,031	162
SELL	GBP	Barclays Bank PLC	22,000	1/12/11	34,664	34,298	366
SELL	GBP	Goldman Sachs International	86,000	1/12/11	136,708	134,076	2,632
SELL	GBP	UBS AG	44,000	1/12/11	70,454	68,597	1,857
BUY	JPY	Barclays Bank PLC	13,295,000	1/12/11	159,720	163,764	4,044
BUY	JPY	Citibank N.A.	4,030,000	1/12/11	48,163	49,640	1,477
BUY	JPY	Credit Suisse Group	6,311,000	1/12/11	77,083	77,737	654
BUY	JPY	Goldman Sachs International	1,681,000	1/12/11	20,575	20,706	131
BUY	JPY	HSBC Bank	2,137,820	1/12/11	25,870	26,333	463
BUY	JPY	JPMorgan Chase Bank N.A.	298,908,131	1/12/11	3,654,894	3,681,865	26,971
BUY	JPY	UBS AG	6,749,000	1/12/11	80,689	83,133	2,444
SELL	JPY	HSBC Bank	3,610,000	1/12/11	44,488	44,467	21
SELL	JPY	UBS AG	935,000	1/12/11	11,617	11,517	100
SELL	KRW	JPMorgan Chase Bank N.A.	738,000	1/05/11 -1/18/11	653	650	3
BUY	MXN	HSBC Bank	1,216,000	1/12/11	97,859	98,409	550
BUY	NZD	Barclays Bank PLC	56,000	1/12/11	42,388	43,614	1,226
BUY	PHP	JPMorgan Chase Bank N.A.	2,252,000	1/28/11	51,008	51,417	409
SELL	SEK	Barclays Bank PLC	123,000	1/12/11	18,318	18,284	34
BUY	SGD	HSBC Bank	138,000	1/12/11	106,638	107,532	894
BUY	SGD	JPMorgan Chase Bank N.A.	127,000	2/07/11	97,255	98,964	1,709
SELL	TRY	Barclays Bank PLC	118,000	1/26/11	77,668	76,223	1,445
SELL	TRY	Deutsche Bank AG	246,000	2/22/11	163,498	158,365	5,133
BUY	TWD	Barclays Bank PLC	3,203,000	1/27/11	105,483	109,925	4,442
BUY	ZAR	Deutsche Bank AG	2,000	1/18/11	281	303	22

							$135,587

Liability Derivatives
SELL	AUD	Citibank N.A.	81,000	1/12/11	79,322	82,774	(3,452)
SELL	CAD	Barclays Bank PLC	67,000	1/12/11	66,330	67,374	(1,044)
SELL	CAD	Credit Suisse Group	502,297	1/12/11	499,416	505,101	(5,685)
BUY	DKK	Credit Suisse Group	1,562,394	1/12/11	291,551	280,092	(11,459)
BUY	EUR	Deutsche Bank AG	156,000	1/12/11	212,954	208,460	(4,494)
BUY	EUR	Goldman Sachs International	46,311	1/12/11	64,077	61,884	(2,193)
BUY	EUR	JPMorgan Chase Bank N.A.	1,267,021	1/12/11	1,766,131	1,693,097	(73,034)
BUY	EUR	UBS AG	16,643	1/12/11	23,640	22,240	(1,400)
SELL	EUR	Barclays Bank PLC	78,000	1/12/11	101,291	104,230	(2,939)
SELL	EUR	Citibank N.A.	8,000	1/12/11	10,585	10,690	(105)
SELL	EUR	Deutsche Bank AG	22,000	1/12/11	29,231	29,398	(167)
SELL	EUR	Goldman Sachs International	56,000	1/12/11	74,810	74,832	(22)
SELL	EUR	HSBC Bank	189,745	1/12/11	252,684	253,553	(869)
SELL	EUR	UBS AG	2,143,474	3/15/11	2,831,338	2,863,660	(32,322)
BUY	GBP	Barclays Bank PLC	172,959	1/12/11	274,882	269,647	(5,235)
BUY	GBP	Credit Suisse Group	7,000	1/12/11	11,158	10,913	(245)
BUY	GBP	Deutsche Bank AG	272,448	1/12/11	431,806	424,751	(7,055)
BUY	GBP	Royal Bank of Scotland PLC	37,000	1/12/11	59,365	57,684	(1,681)
BUY	GBP	UBS AG	19,000	1/12/11	30,040	29,621	(419)
BUY	IDR	Barclays Bank PLC	925,822,000	4/01/11	102,075	101,380	(695)
BUY	IDR	JPMorgan Chase Bank N.A.	596,638,000	1/14/11	66,345	66,118	(227)
SELL	IDR	JPMorgan Chase Bank N.A.	1,521,968,000	1/14/11	168,248	168,661	(413)
BUY	JPY	Barclays Bank PLC	1,289,000	1/12/11	15,902	15,878	(24)
BUY	JPY	Goldman Sachs International	3,208,241	1/12/11	39,539	39,520	(19)
SELL	JPY	Barclays Bank PLC	5,601,000	1/12/11	68,391	68,991	(600)
SELL	JPY	Citibank N.A.	2,884,000	1/12/11	34,844	35,524	(680)
SELL	JPY	Credit Suisse Group	4,591,000	1/12/11	56,529	56,550	(21)
SELL	JPY	Goldman Sachs International	668,000	1/12/11	8,176	8,228	(52)
SELL	JPY	HSBC Bank	38,179,000	1/12/11	455,713	470,278	(14,565)
SELL	JPY	Royal Bank of Scotland PLC	5,086,000	1/12/11	62,290	62,648	(358)
SELL	JPY	UBS AG	15,520,000	1/12/11	187,149	191,171	(4,022)
BUY	KRW	Barclays Bank PLC	174,966,000	1/05/11-1/18/11	155,791	154,088	(1,703)
BUY	KRW	JPMorgan Chase Bank N.A.	738,000	1/05/11-1/18/11	654	651	(3)
SELL	KRW	Barclays Bank PLC	174,826,000	1/05/11-1/18/11	149,656	153,964	(4,308)
SELL	NOK	Deutsche Bank AG	15,000	1/12/11	2,418	2,569	(151)
SELL	NZD	Barclays Bank PLC	55,000	1/12/11	42,411	42,836	(425)
BUY	PHP	JPMorgan Chase Bank N.A.	6,759,000	1/06/11-1/26/11	155,571	154,306	(1,265)

SELL	PHP	JPMorgan Chase Bank N.A.	4,587,000	1/26/11	103,125	104,728	(1,603)
BUY	SEK	Credit Suisse Group	3,058,457	1/12/11	456,071	454,625	(1,446)
SELL	SEK	Barclays Bank PLC	121,000	1/12/11	17,560	17,986	(426)
BUY	SGD	Deutsche Bank AG	66,000	1/12/11	51,469	51,428	(41)
SELL	SGD	Deutsche Bank AG	74,000	1/12/11	55,934	57,662	(1,728)
BUY	TRY	HSBC Bank	106,000	2/22/11	72,313	68,239	(4,074)
BUY	TRY	JPMorgan Chase Bank N.A.	258,000	1/26/11-2/22/11	173,996	166,425	(7,571)
SELL	TWD	Credit Suisse Group	2,966,950	1/27/11	98,000	101,823	(3,823)
SELL	TWD	JPMorgan Chase Bank N.A.	215,000	1/27/11	7,316	7,381	(65)

							$(204,128)

At December 31, 2010, the pro forma combined fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Pro Forma Combined Statement of Assets and Liabilities (unaudited)

December 31, 2010

	Global Governments Variable Account		MFS Global Governments Portfolio	Pro Forma Adjustments		Pro Forma Combined Fund
Assets:
Investments-
Non-affiliated issuers, at value (identified cost, $5,573,857, $31,402,337, and $36,976,194, respectively)	$5,904,867		$32,887,856	$—		$38,792,723
Underlying affiliated funds, at cost and value	246,397		—	—		246,397

Total Investments, at value (identified cost, $5,820,254, $31,402,337, and $37,222,591, respectively)	$6,151,264		$32,887,856	$—		$39,039,120

Cash	—		990	—		990
Foreign currency, at value (identified cost, $45, $226, and $271, respectively)	46		230	—		276
Receivables for
Forward foreign currency exchange contracts	21,668		113,919	—		135,587
Interest	75,171		397,139	—		472,310
Receivable from investment adviser	8,029		3,059	—		11,088
Other assets	397		1,444	—		1,841

Total assets	$6,256,575		$33,404,637	$—		$39,661,212

Liabilities:
Payables for
Forward foreign currency exchange contracts	$33,737		$170,391	—		204,128
Units surrendered/ Fund shares reacquired	91,623		40,092	—		131,715
Payable to affiliates						—
Investment adviser	252		1,353	—		1,605
Distribution and/or service fees	—		42	—		42
Administrative services fee	55		79	—		134
Payable for Manager/Trustees’ compensation	10		40	—		50
Payable to sponsor	148		—	(148	)(a)	—
Accrued expenses and other liabilities	39,940		52,663	—		92,603

Total liabilities	$165,765		$264,660	$(148)		$430,277

Net assets	$6,090,810		$33,139,977	$148		$39,230,935

Net assets consist of:
Paid-in capital	$—		$31,386,558	$5,771,649		$37,158,207
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	—		1,430,414	319,309		1,749,723
Accumulated distributions in excess of net realized gain (loss) on investments and foreign currency transactions	—		(182,623)	—		(182,623)
Undistributed net investment income	—		505,628	—		505,628

Net assets	$—		$33,139,977	$6,090,958	(b)	$39,230,935

Units/Shares of beneficial interest outstanding	290,420		3,016,903	553,723		3,570,626
Net assets:
Contract Level 2/Initial Class	$1,742,393	(c)	$30,046,688	6,090,958		$36,137,646
Contract Level 3/Service Class	174,922	(c)	3,093,289	—		3,093,289
Contract Level 3-2	4,173,495	(c)	—	—		—

Total	$6,090,810		$33,139,977	$6,090,958		$39,230,935

Accumulation Units/Shares outstanding:
Contract Level 2/Initial Class	55,035		2,731,783	553,723	(e)	3,285,506
Contract Level 3/Service Class	5,750		285,120	—		285,120
Contract Level 3-2	229,635		—	—		—

Total	290,420		3,016,903	553,723		3,570,626

Accumulation Unit Value/Net Asset Value:
Contract Level 2/Initial Class	$31.477	(d)	$11.00			$11.00
Contract Level 3/Service Class	30.421	(d)	10.85			10.85
Contract Level 3-2	18.003	(d)	—			—

(a)	Insurance related payable to sponsor to be eliminated for Global Governments Variable Account by the sponsor following MFS Global Governments Portfolio’s acquisition of Global Governments Variable Account.
(b)	Net Assets of the Global Governments Variable Account acquired by MFS Global Governments Portfolio.
(c)	Contract Level net assets also include the net assets associated with the contract level reserve.
(d)	Accumulation Unit Value does not reflect net assets associated with the reserve of each contract level.
(e)	If the reorganization had taken place on December 31, 2010, the Global Governments Variable Account would have received 553,723 Initial Class Shares of the MFS Global Governments Portfolio, which would be available for distribution to its contract holders. No assurances can be given as to the number of Reorganization Shares the Global Governments Variable Account will receive on the Exchange Date. The foregoing is merely an example of what the Global Governments Variable Account would have received and distributed had the reorganization been consummated on December 31, 2010, and should not be relied upon to reflect the amount that will be actually received on or after the Exchange Date.

Pro Forma Combined Statement of Operations (unaudited)

For the year ended December 31, 2010

	Global Governments Variable Account	MFS Global Governments Portfolio	Pro Forma Adjustments			Pro Forma Combined Fund
Net investment income:
Income
Interest	$171,764	$898,730	$—			$1,070,494
Dividends from underlying affiliated funds	786	—	—			786

Total investment income	$172,550	$898,730	$—			1,071,280

Expenses
Management fee	$51,054	$255,445	$—			$306,499
Mortality and expense risk charges	83,848	—	(83,848)	(a	)	—
Distribution expense risk charge	244	—	(244)	(a	)	—
Distribution and/or service fees	—	7,983	—			7,983
Administrative services fee	10,000	14,844	(7,231)	(b	)	17,613
Managers/Trustees’ compensation	1,006	4,714	—			5,720
Custodian fee	27,624	31,240	(13,812)	(b	)	45,052
Printing/Shareholder communications	10,744	6,996	(2,149)	(b	)	15,591
Auditing fees	49,706	58,800	(49,706)	(b	)	58,800
Legal fees	7,102	7,119	(6,392)	(b	)	7,829
Miscellaneous	5,605	11,989	(5,045)	(b	)	12,549

Total expenses	$246,933	$399,130	$(168,427)			$477,636

Fees paid indirectly	(1)	(7)	—			(8)
Reduction of expenses by investment adviser	(77,670)	(50,433)	67,030	(c	)	(61,073)

Net expenses	$169,262	$348,690	$(101,397)			$416,555

Net investment income	$3,288	$550,040	$101,397			$654,725

Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$84,091	$(54,618)	$—			$29,473
Foreign currency transactions	88,922	468,130	—			557,052

Net realized gain (loss) on investments and foreign currency transactions	$173,013	$413,512	$—			$586,525

Change in unrealized appreciation (depreciation)
Investments	$29,949	$473,005	$—			$502,954
Translation of assets and liabilities in foreign currencies	11,749	57,550	—			69,299

Net unrealized gain (loss) on investments and foreign currency translation	$41,698	$530,555	$—			$572,253

Net realized and unrealized gain (loss) on investments and foreign currency	$214,711	$944,067	$—			$1,158,778

Change in net assets from operations	$217,999	$1,494,107	$101,397			$1,813,503

(a)	Insurance related mortality and expense risk charge and distribution risk charge to be borne directly by contract owners following MFS Global Governments Portfolio’s acquisition of Global Governments Variable Account.
(b)	Expenditures are reduced as a result of several factors such as the elimination of duplicative functions and changes to the allocation of expenses.
(c)	Expense reduction adjusted to reflect annualized contractual expense caps of the pro forma combined fund.

MFS Global Governments Portfolio and

Global Governments Variable Account

Notes to Pro Forma Combined Financial Statements

December 31, 2010

(Unaudited)

(1) Description of the Fund

MFS Global Governments Portfolio (Acquiring Fund), a series of MFS Variable Insurance Trust II (the trust), is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The Acquiring Fund consists of 2 classes of shares: Initial Class and Service Class. The Acquiring fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(2) Basis for the Combination

The accompanying pro forma financial statements are presented to show the effect of the proposed reorganization of Global Governments Variable Account (Target Fund) into the Acquiring Fund, (Acquiring Fund and Target Fund are referred to herein as the fund), as if such reorganization had taken place as of December 31, 2010, the annual period of the Acquiring Fund. The following notes refer to the accompanying pro forma financial statements as if the reorganization of the Target Fund with and into the Acquiring Fund had taken place as of December 31, 2010, at the respective net asset value on that date. The Acquiring Fund will be the accounting survivor, based upon an analysis of factors including surviving fund portfolio manager, investment objectives and policies, expense ratio structures and portfolio composition and size.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Acquiring Fund and Target Fund included in their respective annual reports dated December 31, 2010.

(3) Accounting Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(4) Portfolio Valuation

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

2

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forwards. The following is a summary of the levels used as of December 31, 2010 in valuing each fund’s assets or liabilities:

Global Governments Variable Account

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$1,787,142	$—	$1,787,142
Non-U.S. Sovereign Debt	—	3,766,912	—	3,766,912
Corporate Bonds	—	14,133	—	14,133
Residential Mortgage-Backed Securities	—	236,614	—	236,614
Commercial Mortgage-Backed Securities	—	100,066	—	100,066
Mutual Funds	246,397	—	—	$246,397

Total Investments	$246,397	$5,094,867	$—	$6,151,264

Other Financial Instruments
Forward Currency Contracts	$—	$(12,069)	$—	$(12,069)

MFS Global Governments Portfolio

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$9,213,854	$—	$9,213,854
Non-U.S. Sovereign Debt	—	20,254,931	—	20,254,931

3

Corporate Bonds	—	65,954	—	65,954
Residential Mortgage-Backed Securities	—	1,044,536	—	1,044,536
Commercial Mortgage-Backed Securities	—	549,589	—	549,589
Short Term Securities	—	1,758,992	—	1,758,992

Total Investments	$—	$32,887,856	$—	$32,887,856

Other Financial Instruments
Forward Currency Contracts	$—	$(56,472)	$—	$(56,472)

Pro Forma Combined Fund

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$11,000,996	$—	$11,000,996
Non-U.S. Sovereign Debt	—	24,021,843	—	24,021,843
Corporate Bonds	—	80,087	—	80,087
Residential Mortgage-Backed Securities	—	1,281,150	—	1,281,150
Commercial Mortgage-Backed Securities	—	649,655	—	649,655
Mutual Funds	246,397	—	—	246,397
Short Term Securities	—	1,758,992	—	1,758,992

Total Investments	$246,397	$38,792,723	$—	$39,039,120

Other Financial Instruments
Forward Currency Contracts	$—	$(68,541)	$—	$(68,541)

For further information regarding security characteristics, see the Portfolios of Investments.

4

(5) Reorganization Costs

MFS has agreed to bear all costs associated with the proposed reorganization as well as the following proposed reorganizations:

Target Fund	Acquiring Fund
Capital Appreciation Variable Account	MFS Massachusetts Investor Growth Stock Portfolio
Government Securities Variable Account	MFS Government Securities Portfolio
High Yield Variable Account	MFS High Yield Portfolio
Money Market Variable Account	MFS Money Market Portfolio
Total Return Variable Account	MFS Total Return Portfolio

These agregate costs for all proposed reorganizations are estimated at $205,000.

(6) Capital Shares

The pro forma combined shares of beneficial interest outstanding represent those shares that would have been outstanding on December 31, 2010, had the acquisition taken place on December 31, 2010. In exchange for the net assets of the Target Fund the initial class of shares of the Acquiring Fund would have been issued based upon the per share net asset value as follows:

Initial Class
Net assets – Target Fund	$6,090,958
Shares – Acquiring Fund	553,723
Net asset value – Acquiring Fund	$11.00

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the each owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the following to be affiliated issuers:

For the year ended December 31, 2010:

5

Global Governments Variable Account Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	444,688	3,532,631	(3,730,922)	246,397

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$786	$246,397

Pro Forma Combined Fund Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares /Par Amount
MFS Institutional Money Market Portfolio	444,688	3,532,631	(3,730,922)	246,397

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$786	$246,397

(8) Federal Income Taxes

The fund’s policy is to comply with the provision of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Under the terms of the Agreement and Plan of Reorganization, the transfer between the Acquiring Fund and the Target Fund should be treated as a tax-free transfer to a controlled corporation.

6

PROXY TABULATOR]

[Address]

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF MANAGERS

[VARIABLE ACCOUNT NAME HERE]

PROXY FOR A SPECIAL MEETING OF CONTRACT OWNERS, NOVEMBER 17, 2011

The undersigned, revoking prior proxies, hereby appoints Mark N. Polebaum, Susan S. Newton, John M. Corcoran, Christopher R. Bohane, Susan A. Pereira, Timothy M. Fagan and Brian E. Langenfeld (each, a “Holder”), and each of them, proxies with several powers of substitution, to vote for the undersigned at the Special Meeting of contract owners of [VARIABLE ACCOUNT NAME HERE] to be held at 500 Boylston Street, 24th Floor, Boston, Massachusetts, on Thursday, November 17, 2011, notice of which meeting and the Prospectus/Proxy Statement accompanying the same have been received by the undersigned, or at any adjournment thereof, upon the following matters as described in the Notice of Meeting and accompanying Prospectus/Proxy Statement.

When properly executed, this proxy will be voted in the manner directed herein by the undersigned contract owner. All proposals (set forth on the reverse of this proxy card) have been proposed by the Board of Managers. If no direction is given on these proposals, this proxy card will be voted “for” Proposals 1 and 2. The proxy will be voted in accordance with the Holder’s best judgment as to any other matters.

Please be sure to sign and date this card.

[VARIABLE ACCOUNT NAME PRINTS HERE]

Date

Please sign this proxy exactly as your name or names appear hereon. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.

CONTRACT OWNER SIGNS HERE

Please fold and detach card at perforation before mailing

[VARIABLE ACCOUNT NAME HERE]

WHEN THIS PROXY IS PROPERLY EXECTUED, THE UNITS REPRESENTED HEREBY WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THIS PROXY WILL BE VOTED FOR THE PROPOSAL SET FORTH BELOW:

PLEASE MARK A BOX BELOW IN BLUE OR BLACK INK AS FOLLOWS.

PROPOSAL:         For  ☐                             Against  ☐                         Abstain  ☐

Proposals 1:	To approve an Agreement and Plan of Reorganization providing for the transfer of certain assets of [VARIABLE ACCOUNT NAME HERE] (the “Account”) to [VIT II-PORTFOLIO NAME HERE] (the “Fund”), a series of MFS Variable Insurance Trust II, in exchange solely for shares of beneficial interest in the Fund and the assumption by the Fund of certain liabilities of the Account, the distribution of Fund shares to the Account and to restructure the Account into a unit investment trust.

Proposal 2:

To elect managers to the Account’s Board of Managers, each to hold office until he or she dies, resigns or is removed or, if sooner, until the next meeting of contract owners called for the purpose of electing managers and until the election and qualification of his or her successor.

To withhold authority to vote for any individual nominee(s) mark the “For All Except” and write the nominee number(s) on the line provided.

	01. Robert E. Butler	02. Maureen R. Goldfarb	03. David H. Gunning	04. William R. Gutow	05. Michael Hegarty

	06. John P. Kavanaugh	07. Robert J. Manning	08. J. Dale Sherratt	09. Laurie J. Thomsen	10. Robert W. Uek

For All ☐	Withhold All ☐	For All Except ☐

Proposal 3:	To transact such other business as may properly come before the meeting or any adjournments or postponements thereof.

Please be sure to sign and date this card.

MFS VARIABLE INSURANCE TRUST II

On behalf of MFS Global Governments Portfolio

MFS Government Securities Portfolio

MFS High Yield Portfolio

MFS® Massachusetts Investors Growth Stock Portfolio

MFS Money Market Portfolio

MFS Total Return Portfolio

PART C

OTHER INFORMATION

Item 15. Indemnification

Reference is hereby made to (a) Article V of the Registrant’s Amended and Restated Declaration of Trust, dated August 12, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 33, filed with the SEC via EDGAR on February 27, 2004 and (b) the undertaking of the Registrant regarding indemnification set forth in Registrant’s Post-Effective Amendment No. 21, filed with the SEC via EDGAR on February 13, 1998.

The Trustees and officers of the Registrant and the personnel of the Registrant’s investment adviser are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1)	a	Amended and Restated Declaration of Trust, dated August 12, 2003. (4)

	b	Amendment to the Declaration of Trust, dated September 9, 2003, to terminate two series. (4)

	c	Amendment to the Amended and Restated Declaration of Trust on April 30, 2004 – Redesignation of Research Growth and Income Series as Core Equity Series. (11)

	d	Amendment to the Declaration of Trust, dated April 29, 2005, to terminate Managed Sectors Series. (7)

	e	Amendment to the Declaration of Trust, dated June 22, 2007 - Redesignation of Massachusetts Investors Trust Series as Blended Research Core Equity Series. (13)

1

f	Amendment to the Declaration of Trust, dated June 22, 2007, to terminate Capital Opportunities Series and Strategic Growth Series. (13)

g	Amendment to the Declaration of Trust, dated October 3, 2007, - Establishment and Designation of Blended Research Growth Series and Blended Research Value Series. (13)

h	Amendment to the Declaration of Trust, dated December 28, 2007, - Redesignation of Trust and Series. (14)

i	Amendment to the Declaration of Trust, dated February 29, 2008 - Redesignation of MFS Emerging Market Equity Portfolio as MFS Emerging Markets Equity Portfolio. (15)

j	Amendment to the Declaration of Trust, dated April 29, 2008 - Redesignation of MFS Emerging Growth Portfolio as MFS Growth Portfolio. (16)

k	Amendment to the Declaration of Trust, dated September 16, 2008 - Redesignation of MFS Research Portfolio as MFS Global Research Portfolio. (16)

l	Amendment to the Declaration of Trust, dated August 7, 2009, to terminate MFS Strategic Value Portfolio. (17)

m	Amendment to the Declaration of Trust, dated December 29, 2009 – Termination of MFS Capital Appreciation Portfolio. (17)

n	Amendment to the Declaration of Trust, dated December 29, 2009 – Termination of MFS Mid Cap Value Portfolio. (17)

o	Amendment to the Declaration of Trust, dated February 8, 2010 – Redesignation of MFS Global Total Return Portfolio to MFS Global Tactical Allocation Portfolio. (17)

(2)	Amended and Restated By-Laws, dated October 25, 2002 as revised August 6, 2004.(11)

(3)	Not Applicable.

(4)	Form of Agreement and Plan of Reorganization; included as Exhibit A to Prospectus/Proxy Statement set forth in Part A to the Registration Statement on Form N-14, filed herewith.

(5)	Copies of instruments defining the rights of shareholders, including the relevant portions of: the Amended and Restated Declaration of Trust, dated August 12, 2003, as amended through February 8, 2010, (See Exhibit A, section 6.2) and the Amended and Restated By-Laws, dated October 25, 2002 as revised August 6, 2004 (See Article III). (8)

(6)	a	Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company dated May 24, 1985. (3)
b	Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company dated July 23, 1986. (3)

c	Amendment, relating to the Government Securities Series, dated September 1, 2005, to the Investment Advisory Agreement, dated July 23, 1986, between Registrant and Massachusetts Financial Services Company. (7)

d	Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company dated January 26, 1988. (3)

e	Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the Global Growth Series (formerly, World Growth Series) dated November 1, 1993. (3)

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f	Amendment, dated January 1, 2004, to the Investment Advisory Agreement by and between the Registrant and Massachusetts Financial Services Company on behalf of Global Growth Series. (4)

g	Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the Utilities Series dated November 1, 1993. (3)

h	Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the Research Series dated September 16, 1994. (3)

i	Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the World Total Return Series dated September 16, 1994. (3)

j	Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the Emerging Growth Series dated May 1, 1995. (3)

k	Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the International Growth Series (formerly, MFS/Foreign & Colonial International Growth Series) dated September 1, 1995. (3)

l	Amendment, dated January 1, 2004, to the Investment Advisory Agreement by and between the Registrant and Massachusetts Financial Services Company on behalf of International Growth Series. (4)

m	Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the International Value Series (formerly, MFS/Foreign & Colonial International Growth and Income Series) dated September 1, 1995. (3)

n	Amendment, dated January 1, 2004, to the Investment Advisory Agreement by and between the Registrant and Massachusetts Financial Services Company on behalf of the International Value Series. (4)

o	Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the Emerging Markets Equity Series (formerly, MFS/Foreign & Colonial Emerging Markets Equity Series) dated September 1, 1995. (3)

p	Amendment, dated January 1, 2004, to the Investment Advisory Agreement by and between the Registrant and Massachusetts Financial Services Company on behalf of the Emerging Markets Equity Series. (4)

q	Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the Value Series dated May 1, 1998. (3)

r	Amendment, dated September 1, 2005, to the Investment Advisory Agreement, dated May 1, 1998, by and between the Registrant and Massachusetts Financial Services Company on behalf of the Value Series. (7)

s	Investment Advisory Agreement between Registrant, on behalf of the Research Growth and Income Series, and Massachusetts Financial Services Company dated May 12, 1997. (3)

t	Amendment, dated September 1, 2005, to the Investment Advisory Agreement, dated May 12, 1997, by and between the Registrant and Massachusetts Financial Services Company on behalf of the Core Equity Series (formerly, Research Growth and Income Series). (7)

u	Amendment to the Investment Advisory Agreement by and between Massachusetts Financial Services Company and the Registrant relating to the Capital Appreciation Series dated January 1, 1997. (1)

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v	Investment Advisory Agreement between Registrant, on behalf of the Bond Series, and Massachusetts Financial Services Company dated May 1, 1998. (5)

w	Investment Advisory Agreement between Registrant, on behalf of the Equity Income Series, and Massachusetts Financial Services Company dated May 1, 1998. (5)

x	Investment Advisory Agreement between Registrant, on behalf of the Massachusetts Investors Growth Stock Series, and Massachusetts Financial Services Company dated May 1, 1998. (5)

y	Investment Advisory Agreement between Registrant, on behalf of the New Discovery Series, and Massachusetts Financial Services Company dated May 1, 1998. (5)

z	Amendment, dated September 1, 2005, to the Investment Advisory Agreement, dated May 1, 1998, by and between the Registrant and Massachusetts Financial Services Company on behalf of the New Discovery Series. (7)

aa	Investment Advisory Agreement between Registrant, on behalf of the Research International Series, and Massachusetts Financial Services Company dated May 1, 1998. (5)

bb	Amendment, dated January 1, 2004, to the Investment Advisory Agreement by and between the Registrant and Massachusetts Financial Services Company on behalf of the Research International Series. (4)

cc	Investment Advisory Agreement between Registrant, on behalf of the Strategic Income Series, and Massachusetts Financial Services Company dated May 1, 1998. (5)

dd	Amendment, dated September 1, 2005, to the Investment Advisory Agreement, dated May 1, 1998, by and between the Registrant and Massachusetts Financial Services Company on behalf of the Strategic Income Series. (7)

ee	Investment Advisory Agreement between Registrant, on behalf of Technology Series, and Massachusetts Financial Services Company, dated June 16, 2000. (10)

ff	Amendment, dated September 1, 2005, to the Investment Advisory Agreement, June 16, 2000, by and between the Registrant and Massachusetts Financial Services Company on behalf of the Technology Series. (7)

gg	Investment Advisory Agreement between Registrant, on behalf of Mid Cap Growth Series, and Massachusetts Financial Services Company, dated August 31, 2000. (10)

hh	Amendment, dated September 1, 2005, to the Investment Advisory Agreement, dated August 31, 2000, by and between the Registrant and Massachusetts Financial Services Company on behalf of the Mid Cap Growth Series. (7)

ii	Investment Advisory Agreement between Registrant, on behalf of International New Discovery Series, and Massachusetts Financial Services Company, dated May 1, 1998. (12)

jj	Amendment, dated September 1, 2005, to the Investment Advisory Agreement, dated February 28, 2001, by and between the Registrant and Massachusetts Financial Services Company on behalf of the Mid Cap Value Series (formerly International New Discovery Series). (7)

kk	Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the Global Health Sciences Series, dated February 28, 2001. (7)

ll	Amendment, dated September 1, 2005, to the Investment Advisory Agreement, dated February 28, 2001, by and between the Registrant and Massachusetts Financial Services

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Company on behalf of the Strategic Value Series (formerly, Global Health Sciences Series). (7)

mm	Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company on behalf of the Blended Research Growth Series and the Blended Research Value Series, dated December 19, 2007. (14)

(7)	Amended and Restated Distribution Agreement, dated September 1, 2005. (7)

(8)	Not Applicable.

(9)	a	Custodian Agreement between the Registrant and State Street Bank & Trust Company, dated December 18, 2006. (9)

b	Appendix A, as of March 30, 2011, to the Custodian Agreement between Registrant and State Street Bank and Trust Company, dated December 18, 2006. (18)

c	Fund Accounting Agreement between the Registrant and State Street Bank & Trust Company, dated December 18, 2006. (9)

d	Appendix A, as of March 30, 2011 to the Fund Accounting Agreement between the Registrant and State Street Bank and Trust Company, dated December 18, 2006. (18)

e	Special Custody Agreement between State Street Bank and Trust Company, each MFS U.S. registered investment company (listed on Exhibit A) and Morgan Stanley & Co. Incorporated dated March 22, 2000. (13)

f	Amendment, dated July 30, 2007, to the Special Custody Account Agreement. (13)

(10)	a	Service Class Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective July 13, 2001. (6)

b	Schedule A, dated February 8, 2010, to the Service Class Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective July 13, 2001. (20)

c	Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, dated July 13, 2001. (6)

(11)	Opinion of Susan Newton, including consent, dated August 19, 2011; filed herewith.

(12)	Form of Opinion of Morgan, Lewis & Bockius as to tax matters, including consent; filed herewith.

(13)	a	Shareholder Servicing Agent Agreement between Registrant and MFS Service Center, Inc., dated August 1, 1985. (3)

b	Amendment (Massachusetts Privacy Provision), dated February 15, 2011, to the Shareholder Servicing Agent Agreement, dated August 1, 1985; (20).

c	Master Administrative Services Agreement (Compass), dated March 1, 1997, as amended and restated January 1, 2008. (15)

d	Amendment (Massachusetts Privacy Provision), dated February 15, 2011, to the Master Administrative Services Agreement (Compass), dated March 1, 1997, as amended and restated January 1, 2008. (19)

e	Exhibit A, as revised November 1, 2010, to the Master Administrative Services Agreement (Compass), dated March 1, 1997, as amended and restated January 1, 2008. (19)

(14)	Consent of Deloitte & Touche LLP, dated August 19, 2011; filed herewith.

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(15)	Not applicable.

(16)	a Power of Attorney, dated July 13, 2011; filed herewith (Dwyer) (Corcoran)

b	Power of Attorney, dated July 13, 2011; filed herewith (Trustees)

(17)	a	MFS Global Governments Portfolio’s Prospectus (Initial Class) and Statement of Additional Information, dated April 30, 2011. (20)

b	MFS Government Securities Portfolio’s Prospectus (Initial Class) and Statement of Additional Information, dated April 30, 2011. (20)

c	MFS High Yield Portfolio’s Prospectus (Initial Class) and Statement of Additional Information, dated April 30, 2011. (20)

d	MFS Massachusetts Investors Growth Stock Portfolio’s Prospectus (Initial Class) and Statement of Additional Information, dated April 30, 2011. (20)

e	MFS Money Market Portfolio’s Prospectus (Initial Class) and Statement of Additional Information, dated April 30, 2011. (20)

f	MFS Total Return Portfolio’s Prospectus (Initial Class) and Statement of Additional Information, dated April 30, 2011. (20)

g	MFS Global Governments Portfolio’s Annual Report to Shareholders for the fiscal year ended December 31, 2010. (22)

h	MFS Government Securities Portfolio’s Annual Report to Shareholders for the fiscal year ended December 31, 2010. (22)

i	MFS High Yield Portfolio’s Annual Report to Shareholders for the fiscal year ended December 31, 2010. (22)

j	MFS Massachusetts Investors Growth Stock Portfolio’s Annual Report to Shareholders for the fiscal year ended December 31, 2010. (22)

k	MFS Money Market Portfolio’s Annual Report to Shareholders for the fiscal year ended December 31, 2010. (22)

l	MFS Total Return Portfolio’s Annual Report to Shareholders for the fiscal year ended December 31, 2010. (22)

m	MFS Global Governments Portfolio’s Semi-Annual Report to Shareholders for the period ended June 30, 2011. (23)

n	MFS Government Securities Portfolio’s Semi-Annual Report to Shareholders for the period ended June 30, 2011. (23)

o	MFS High Yield Portfolio’s Semi-Annual Report to Shareholders for the period ended June 30, 2011. (23)

p	MFS Massachusetts Investors Growth Stock Portfolio’s Semi-Annual Report to Shareholders for the period ended June 30, 2011. (23)

q	MFS Money Market Portfolio’s Semi-Annual Report to Shareholders for the period ended June 30, 2011. (23)

r	MFS Total Return Portfolio’s Semi-Annual Report to Shareholders for the period ended June 30, 2011. (23)

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s	Compass 2 Prospectus and Statement of Additional Information (with respect to Capital Appreciation Variable Account, Global Governments Variable Account, Government Securities Variable Account, High Yield Variable Account, Money Market Variable Account and Total Return Variable Account), dated April 30, 2011 (19)

t	Compass 3 Prospectus and Statement of Additional Information (with respect to Capital Appreciation Variable Account, Global Governments Variable Account, Government Securities Variable Account, High Yield Variable Account, Money Market Variable Account and Total Return Variable Account), dated April 30, 2011 (21)

u	Annual Report to Contract Owners for the fiscal year ended December 31, 2010 of Capital Appreciation Variable Account, Global Governments Variable Account, Government Securities Variable Account, High Yield Variable Account, Money Market Variable Account and Total Return Variable Account. (24)

v	Semi-Annual Report to Contract Owners for the period ended June 30, 2011 of Capital Appreciation Variable Account, Global Governments Variable Account, Government Securities Variable Account, High Yield Variable Account, Money Market Variable Account and Total Return Variable Account. (25)

(1)	Incorporated by reference to Post-Effective Amendment No. 20, (Exhibit 5 (v)), to the Registrant’s Registration Statement filed with the SEC via EDGAR on April 29, 1997.
(2)	Incorporated by reference to MFS Series Trust II (File Nos. 33-7637 and 811-4775) Post-Effective Amendment No. 40, (Exhibit 2 & Exhibit 3 (p)) filed with the SEC via EDGAR on March 27, 2008.
(3)	Incorporated by reference to Post-Effective Amendment No. 21, (Exhibits 5 (a), 5 (b), 5 (c), 5 (d), 5 (e), 5 (f), 5 (h), 5 (i), 5 (j), 5 (k), 5 (l), 5 (s), 5 (t) and Exhibit 9 (a)) to the Registrant’s Registration Statement filed with the SEC via EDGAR on February 13, 1998.
(4)	Incorporated by reference to Post-Effective Amendment No. 33, (Exhibits 1 (a) & 1 (b), Exhibits 4 (e), 4 (k), 4 (m), 4 (o) & 4 (x)) to the Registrant’s Registration Statement filed with the SEC via EDGAR on February 27, 2004.
(5)	Incorporated by reference to Post-Effective Amendment No. 23, (Exhibits 4 (v), 4 (w), 4 (x), 4 (y) & 4 (z), & 4 (aa)), to the Registrant’s Registration Statement filed with the SEC via EDGAR on February 22, 1999.
(6)	Incorporated by reference to Post-Effective Amendment No. 31, (Exhibits 13 & 15), to the Registrant’s Registration Statement filed with the SEC via EDGAR on March 1, 2002.
(7)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 36, (Exhibit 1 (d), Exhibits 4 (c), 4 (r), 4 (t), 4 (z), 4 (dd), 4 (hh), 4 (jj), 4 (ll), 4 (mm), 4 (nn) & Exhibit 5), filed with the SEC via EDGAR on March 1, 2006.
(8)	Amended and Restated Declaration of Trust, dated August 12, 2003, as amended through April 29, 2005, incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement filed with the SEC via EDGAR on February 27, 2004; Amended and Restated By-Laws, dated October 25, 2002, as revised August 6, 2004 incorporated by reference to Registrant’s Post-Effective Amendment No. 34 filed with the SEC via EDGAR on February 25, 2005.
(9)	Incorporated by reference to MFS Series Trust XII (File Nos. 333-126328 and 811-21780) Post-Effective Amendment No. 7, (Exhibits 7 (a) & 7 (b)), filed with the SEC via EDGAR on June 28, 2007.
(10)	Incorporated by reference to Post-Effective Amendment No. 28, (Exhibits 4 (cc) & 4 (ee), to the Registrant’s Registration Statement filed with the SEC via EDGAR on December 13, 2000.
(11)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 34, (Exhibit 1 (c) &

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Exhibit 2), filed with the SEC via EDGAR on February 25, 2005.
(12)	Incorporated by reference to Post-Effective Amendment No. 30, (Exhibit 4 (gg), to the Registrant’s Registration Statement filed with the SEC via EDGAR on May 29, 2001.
(13)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 40, (Exhibits 1 (e), 1 (f), & 1 (g), Exhibits 7 (g) & 7 (h) & Exhibit 9), filed with the SEC via EDGAR on October 3, 2007.
(14)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 41, (Exhibit a (8), Exhibit d (41) & Exhibit (m) 2), filed with the SEC via EDGAR on February 8, 2008.
(15)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 42, (Exhibit a (9) & Exhibit (h) 2), filed with the SEC via EDGAR on April 28, 2008.
(16)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 43, (Exhibits (a) 10 & (a) 11), filed with the SEC via EDGAR on February 6, 2009.
(17)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 45, (Exhibit (a) 12, 13, 14, 15 (h) 3), filed with the SEC via EDGAR on February 26, 2010.
(18)	Incorporated by reference to MFS Series Trust XIII (File Nos. 2-74959 and 811-3327) Post-Effective Amendment No. 46, (Exhibit (g) 2, 4,) filed with the SEC via EDGAR on April 28, 2011.
(19)	Incorporated by reference to Money Market Variable Account (File Nos. 2-79141 and 811-3563) Post-Effective Amendment No. 43, (Part A and Exhibit (k) 3 & 4) filed with the SEC via EDGAR on April 28, 2011.
(20)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 47 (Part A and Exhibits (h) 2 & (m) 2) filed with the SEC via EDGAR on April 28, 2011
(21)	Incorporated by reference to Money Market Variable Account (File Nos. 33-19628 and 811-3563) Post-Effective Amendment No. 43 (Part A) filed with the SEC via EDGAR on April 28, 2011
(22)	Incorporated by reference to Registrant’s Form N-CSR filed with the SEC via EDGAR on February 28, 2011.
(23)	Incorporated by reference to Registrant’s Form N-CSRS filed with the SEC via EDGAR on August 19, 2011.
(24)	Incorporated by reference to Money Market Variable Account’s (File No. 811-3563) Form N-CSR filed with the SEC via EDGAR on February 28, 2011.
(25)	Incorporated by reference to Money Market Variable Account’s (File No. 811-3563) Form N-CSRS filed with the SEC via EDGAR on August 19, 2011

Item 17. Undertakings

(a)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as a part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(c)	The Registrant agrees to file an executed copy of an opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

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NOTICE

A copy of the Amended and Restated Declaration of Trust, as amended, is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this Registration Statement has been executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually, and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders of the Registrant individually, but are binding only upon the assets and property of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 19th day of August 2011.

MFS® VARIABLE INSURANCE TRUST II

By:	MARIA F. DWYER*
Name:	Maria F. Dwyer
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated on August 19, 2011.

SIGNATURE	TITLE

MARIA F. DWYER* Maria F. Dwyer	President (Principal Executive officer)

JOHN M. CORCORAN* John M. Corcoran	Principal Financial and Accounting Officer

J. KERMIT BIRCHFIELD* J. Kermit Birchfield	Trustee

ROBERT C. BISHOP* Robert C. Bishop	Trustee

FREDERICK H. DULLES* Frederick H. Dulles	Trustee

DAVID D. HORN* David D. Horn	Trustee

MARCIA A. KEAN* Marcia A. Kean	Trustee

RONALD G. STEINHART* Ronald G. Steinhart	Trustee

HAVILAND WRIGHT* Haviland Wright	Trustee

*By:	SUSAN S. NEWTON
Name:	Susan S. Newton
as Attorney-in-fact

Executed by Susan S. Newton on behalf of those indicated pursuant to a Power of Attorney, dated July 13, 2011 (Dwyer) (Corcoran) and a Power of Attorney, dated July 13, 2011 (Trustees); filed herewith.

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INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

4	Form of Agreement and Plan of Reorganization; included as Exhibit A to Prospectus/Proxy Statement set forth in Part A to the Registration Statement on Form N-14.

11	Opinion of Susan Newton, including consent, dated August 19, 2011.

12	Form of Opinion of Morgan, Lewis & Bockius as to tax matters, including consent.

14	Consent of Deloitte & Touche LLP, dated August 19, 2011.

16(a)	Power of Attorney, dated July 13, 2011 (Dwyer) (Corcoran).

(b)	Power of Attorney, dated July 13, 2011 (Trustees).